UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices) (Zip code)

Sheelyn Michael
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.             Reports to Stockholders.

Semiannual Report

April 30, 2023

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund

First Eagle Rising Dividend Fund (formerly First Eagle Fund of America)

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semiannual Report | April 30, 2023

Table of Contents

Letter from the President	6
Management's Discussion of Fund Performance	9
Performance Chart	17
First Eagle Global Fund
Fund Overview	30
Consolidated Schedule of Investments	32
First Eagle Overseas Fund
Fund Overview	44
Consolidated Schedule of Investments	46
First Eagle U.S. Value Fund
Fund Overview	58
Consolidated Schedule of Investments	60
First Eagle Gold Fund
Fund Overview	66
Consolidated Schedule of Investments	68
First Eagle Global Income Builder Fund
Fund Overview	72
Schedule of Investments	74
First Eagle High Income Fund
Fund Overview	90
Schedule of Investments	92
First Eagle Rising Dividend Fund (formerly First Eagle Fund of America)
Fund Overview	102
Schedule of Investments	104
First Eagle Small Cap Opportunity Fund
Fund Overview	108
Schedule of Investments	110
First Eagle U.S. Smid Cap Opportunity Fund
Fund Overview	122
Schedule of Investments	124
First Eagle Global Real Assets Fund
Fund Overview	128
Consolidated Schedule of Investments	130

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Assets and Liabilities	136
Statements of Operations	146
Statements of Changes in Net Assets	156
Financial Highlights	170
Notes to Financial Statements	200
Fund Expenses	234
General Information	242

First Eagle Funds | Semiannual Report | April 30, 2023

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Letter from the President

Dear Fellow Shareholders,

Over the last six months, financial markets broadly have staged an impressive rebound off the painful lows of 2022, when there appeared to be nowhere to hide as nearly every asset class, sector and geography declined.1 We think the pullback in 2022 largely represented a rational and mathematical response to higher interest rates. The rising cost of money prompted a shift out of growth stocks and into value stocks as investors focused on companies that are generating consistent cash flows in the here and now. Bondholders may have been the cohort of investors most surprised by the year's events. After 40 years of steadily declining yields, most market participants had a limited frame of reference for the Federal Reserve's aggressive pace of rate hikes in 2022, which drove the Bloomberg Global Aggregate Bond Index to its largest-ever calendar decline.

Sentiment fluctuated wildly during this recovery as market participants attempted to interpret signals from the Fed and other central banks about the future trajectory of interest rate hikes. Much of the recovery in stocks has been fueled by expectations of a meaningful decline in inflation and that the Fed could begin to cut rates before year end. We are skeptical of such an outcome, as labor market strength has supported economic conditions and helped core inflation persist above the Fed's target rate. Underscoring our skepticism is the knowledge that the stickiness of labor prices has historically been difficult to walk back without job losses or an economic slowdown.

We've previously expressed our concerns that 2022's transition from an environment marked by a generational-low cost of capital to one in which money has a price could expose the vulnerabilities inherent in the financial system. The rapidity of policy tightening—the federal funds rate is 500 basis points higher than it was in March 2022—raised the stakes further, and the collapse of multiple banks in the US and Europe served as an unintended consequence of this inflation-fighting effort.

Despite the fates met by midsized Silicon Valley Bank, Signature Bank and First Republic Bank in the US and the much larger Credit Suisse in Europe, the recovery in risk assets has persisted. So, too, have a number of the market dynamics that characterized the early part of 2023. Growth stocks, for example, retained the momentum built over the first few months of the year, and non-US stocks continued to outperform domestic stocks after breaking out of a multiyear slump last year.1

1  Source: FactSet, data as of April 30, 2023.

First Eagle Funds | Semiannual Report | April 30, 2023

Letter from the President

We are wary about reading too much into any of these trends, however. In our view, significant risks persist, and it's important to be realistic about the many obstacles that stand in the way of more sanguine investment conditions. It's worth noting that crises, in our observation, historically have found fertile ground in areas of the economy where excesses of debt have built up. If the Fed does not cut interest rates over the near and medium term, higher interest payments could erode corporate profitability and the threat of insolvency increases if companies are unable to refinance their debt maturities.

Sovereigns are another locus of indebtedness, and it's possible that recent issues in the banking sector are merely the opening act of a sovereign credibility crisis. On top of a massive stock of public debt, the lack of fiscal discipline among policymakers suggests a possibility that investors may soon demand increased risk premia for bonds issued by national governments.

There's no way of knowing if the worst is behind or lies ahead. As the Fed calibrates policy around its need to balance price stability with financial stability, volatility seems to be a likely outcome. We will continue to look for opportunities where we can find them, but we remain wary. As always, we seek to offer clients a differentiated range of investment strategies that meet their specific investment needs and that we believe will demonstrate resilience through different states of the world. Across market cycles, macroeconomic conditions and disruptive events, we remain focused on our goal of delivering long-term shareholder value while avoiding the permanent impairment of your capital.

Global Value Team

Though financial markets rebounded over the last six months, the Global Value team is maintaining a "healthy paranoia" in this environment, seeking to avoid permanent impairment of client capital. We continue to seek resilience in our portfolios from the bottom up, searching for cash-flow-generative companies with strong market positions, healthy balance sheets and prudent management teams, and buying these stocks only when available at a "margin of safety."2 In addition, many of our portfolios hold gold-related securities as a potential hedge against a range of adverse market developments, including elevated sovereign risk.

High Income Team

Despite the seemingly obvious increase in risks both operational and systemic, high yield markets appear relatively placid. Though yield compensation is more attractive than it has been in years, spreads are more or less equal to the long-term historical average and well off the high levels of mid-2022.3 The potential downside, meanwhile, appears significant, as credit risk replaces duration risk as

2  First Eagle defines "margin of safety" as the difference between a company's market price and our estimate of its intrinsic value. "Intrinsic value" is based on our judgment of what a prudent and rational business buyer would pay in cash for all of a company in normal markets.

3  Source: Bloomberg; data as of April 30, 2023.

First Eagle Funds | Semiannual Report | April 30, 2023

Letter from the President

the primary threat to fixed income returns. In this environment, we believe it is wise to seek to minimize downside risk through shorter-duration, higher-quality, more-liquid issues from companies that have the pricing power to pass along rising input prices.

Small Cap Team

Historically, small companies have led markets in up periods, but March's banking turmoil appears to have had a disproportionately large negative impact on sentiment toward small- and micro-cap stocks. Such volatility provides us with ample opportunity to move into stocks we consider undervalued relative to their fundamentals, and we continue to build positions in companies we believe are demonstrating positive idiosyncratic trends that ultimately will be recognized by the market. When this may happen is beyond our control, but we are confident we will be rewarded if we exercise discipline in the one area that we can control: the price we pay for such stocks.

As always, I want to thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud

President

June 2023

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion
of Fund Performance

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares* increased 15.13% for the six months ended April 30, 2023, while the MSCI World Index increased 12.26%. The Fund's short-term investments** position was 10.3% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Global Fund over the period were gold bullion, Meta Platforms, Inc., Class A (interactive media & services, United States), Cie Financiere Richemont SA (Registered) (textiles, apparel & luxury goods, Switzerland), Oracle Corp.(software, United States) and Comcast Corp., Class A (media, United States). Collectively, they accounted for 5.48% of this period's performance.

The five largest detractors were NOV, Inc. (energy equipment & services, United States), Elevance Health, Inc. (health care providers & services, United States), Charles Schwab Corp. (The) (capital markets, United States), Nutrien Ltd. (chemicals, Canada) and Fidelity National Information Services, Inc. (financial services, United States). In aggregate, they detracted 1.03% from Fund performance in this period.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares* increased 18.66% for the six months ended April 30, 2023, while the MSCI EAFE Index increased 24.19%. The Fund's short-term investments** position was 6.7% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were gold bullion, Cie Financiere Richemont SA (Registered) (textiles, apparel & luxury goods, Switzerland), Prosus NV (Broadline Retail, China), Danone SA (food products, France) and Fomento Economico Mexicano SAB de CV, ADR (beverages, Mexico). Collectively, they accounted for 5.20% of this period's performance.

The five largest detractors were Nutrien Ltd. (chemicals, Canada), Imperial Oil Ltd. (oil, gas & consumable fuels, Canada), British American Tobacco plc (tobacco, United Kingdom), Ambev SA, ADR (beverages, Brazil) and Itausa SA (Preference) (banks, Brazil). In aggregate, they detracted 0.72% from Fund performance in this period.

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares* increased 11.33% for the six months ended April 30, 2023, while the S&P 500 Index increased 8.63%. The Fund's short-term investments** position was 10.8% as of April 30, 2023.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were gold bullion, Meta Platforms, Inc., Class A (interactive

*  Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

**  Includes short-term commercial paper that settles in 90 days or less, long-term commercial paper that settles in 91 days or greater and other short-term investments, such as U.S. treasury bills or money market funds.

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

media & services, United States), HCA Healthcare, Inc. (health care providers & services, United States), Comcast Corp., Class A (media, United States) and Oracle Corp. (software, United States). Collectively, they accounted for 7.40% of this period's performance.

The five largest detractors were NOV, Inc. (energy equipment & services, United States), Elevance Health, Inc. (health care providers & services, United States), Charles Schwab Corp. (The) (capital markets, United States), Nutrien Ltd. (chemicals, Canada) and US Bancorp (banks, United States). In aggregate, they detracted 1.75% from Fund performance in this period.

First Eagle Gold Fund

The NAV of the Fund's Class A shares* increased 33.04% for the six months ended April 30, 2023, while the FTSE Gold Mines Index increased 39.92%. The Fund's short-term investments** position was 8.4% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Gold Fund over the period was Wheaton Precious Metals Corp. (metals & mining, Brazil), gold bullion, Newcrest Mining Ltd. (metals & mining, Australia), Alamos Gold, Inc., Class A (metals & mining, Canada) and Dundee Precious Metals, Inc. (metals & mining, Canada). Collectively, they accounted for 19.05% of this period's performance.

Given the period's positive market dynamics, only one stock was a detractor to performance: Pan American Silver Corp., CVR, expiring 2/22/2029 (metals & mining, Canada). The next four lagging positions were MAG Silver Corp. (metals & mining, Canada), Northern Star Resources Ltd. (metals & mining, Australia), Fresnillo plc (metals & mining, Mexico) and Industrias Penoles SAB de CV (metals & mining, Mexico). In aggregate, they contributed 1.10% to Fund performance in this period.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares* increased 12.52% for the six months ended April 30, 2023, while the MSCI World Index increased 12.26% and the Bloomberg U.S. Aggregate Bond Index was up 6.91%. The composite index5 increased 10.26% over the same time period. The Fund's short-term investments** position was 5.9% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were gold bullion, Cie Financiere Richemont SA (Registered) (textiles, apparel & luxury goods, Switzerland), Unilever plc (personal care products, United Kingdom), Nestle SA (Registered) (food products, United States) and Cia Cervecerias Unidas SA, ADR (beverages, Chile). Collectively, they accounted for 3.64% of this period's performance.

The five largest detractors were US Bancorp (banks, United States), Boston Properties, Inc., REIT (office REITs, United States), Wells Fargo & Co. (banks, United States), Douglas Emmett, Inc., REIT (office REITs, United States) and Fidelity National Information Services Inc. (financial services, United States). In aggregate, they detracted 0.61% from Fund performance in this period.

5  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

First Eagle High Income Fund

The NAV of the Fund's Class I shares increased 5.54% for the six months ended April 30, 2023, while the Bloomberg U.S. Corporate High Yield Index increased 6.21%. The Fund's short-term investments** position was 9.9% as of April 30, 2023.

The five largest contributors to the performance of First Eagle High Income Fund over the period were Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (financial services, Mexico); Koppers, Inc. 6.00%, 2/15/2025 (chemicals, United States); Cheplapharm Arzneimittel Gmbh 5.50% , 1/15/2028 (pharmaceuticals, Germany); DaVita, Inc. 4.63%, 6/1/2030 (health care providers & services, United States); and Triton Water Holdings, Inc. 6.25%, 4/1/2029 (beverages, United States). Collectively, they accounted for 0.65% of this period's performance.

The five largest detractors were Scripps Escrow II, Inc. 5.38%, 1/15/2031 (media, United States); Gray Escrow II, Inc. 5.38%, 11/15/2031 (media, United States); Level 3 Financing, Inc. 4.25%, 7/1/2028 (diversified telecommunication services, United States); Petrofac Ltd. 9.75%, 11/15/2026 (energy equipment & services & equipment, United Kingdom); and Petroleos Mexicanos 6.70%, 2/16/2032 (oil, gas & consumable fuels, Mexico). In aggregate, they detracted 0.42% from Fund performance in this period.

First Eagle Rising Dividend Fund

The NAV of the Fund's Class A shares* increased 15.59% for the six months ended April 30, 2023, while the S&P 500 Index increased 8.63%. The Fund's short-term investments** position was 0.8% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Rising Dividend Fund over the period were Meta Platforms, Inc., Class A (interactive media & services, United States), Comcast Corp., Class A (media, United States), Oracle Corp. (software, United States), HCA Healthcare, Inc. (health care providers & services, United States) and Ross Stores, Inc. (special retail, United States). Collectively, they accounted for 9.29% of this period's performance.

Given the period's positive market dynamics, only three stocks were detractors to performance: UnitedHealth Group, Inc. (health care providers & services, United States), Fidelity National Information Services Inc. (financial services, United States) and Bank of New York Mellon Corp. (The) (capital markets, United States). The next two lagging positions were Accenture plc, Class A (IT services, United States) and TE Connectivity Ltd. (electronic equipment, instruments & components, United States). In aggregate, they detracted 1.25% from Fund performance in this period.

First Eagle Small Cap Opportunity Fund

The NAV of the Fund's Class I shares increased 3.40% for the six months ended April 30, 2023, while the Russell 2000® Value Index decreased 6.72%. The Fund's short-term investments** position was 7.3% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Small Cap Opportunity Fund over the period were Axcelis Technologies, Inc. (semiconductors & semiconductor equipment, United States), Community Health Systems, Inc. (health

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

care providers & services, United States), inTEST Corp. (semiconductors & semiconductor equipment, United States), Tactile Systems Technology, Inc. (health care equipment & supplies, United States) and Beazer Homes USA, Inc. (household durables, United States). Collectively, they accounted for 2.42% of this period's performance.

The five largest detractors were ProPetro Holding Corp. (energy equipment & services, United States), Bioventus, Inc., Class A (health care equipment & supplies, United States), ADTRAN Holdings, Inc. (communications equipment, United States), CareDx, Inc. (biotechnology, United States) and Enviva, Inc. (oil, gas & consumable fuels, United States). In aggregate, they detracted 2.00% from Fund performance in this period.

First Eagle U.S. Smid Cap Opportunity Fund

The NAV of the Fund's Class I shares increased 1.76% for the six months ended April 30, 2023, while the Russell 2500TM Value Index decreased 1.18%. The Fund's position in short-term investments** was 4.5% as of April 30, 2023.

The five largest contributors to the performance of First Eagle U.S. Smid Cap Opportunity Fund over the period were Tenet Healthcare Corp. (health care providers & services, United States), Beazer Homes USA, Inc. (household durable, United States), XPO, Inc. (ground transportation, United States), AZEK Co., Inc. (The) (building products, United States) and Performance Food Group Co. (consumer staples distribution & retail, United States). Collectively, they accounted for 3.02% of this period's performance.

The five largest detractors were SM Energy Co. (oil, gas & consumable fuels, United States), Ameris Bancorp (banks, United States), CareDx, Inc. (biotechnology, United States), HF Sinclair Corp. (oil, gas & consumable fuels, United States) and Matador Resources Co. (oil, gas & consumable fuels, United States). In aggregate, they detracted 2.83% from Fund performance in this period.

First Eagle Global Real Assets Fund

The NAV of the Fund's Class I shares increased 9.80% for the six months ended April 30, 2023, while the MSCI World Index increased 12.26%. The Fund's position in short-term investments** was 1.8% as of April 30, 2023.

The five largest contributors to the performance of First Eagle Global Real Assets Fund over the period were gold bullion, Grupo Mexico SAB de CV, Series B (metals & mining, Mexico), Wheaton Precious Metals Corp. (metals & mining, Brazil), United Utilities Group plc (water utilities, United Kingdom) and FUCHS PETROLUB SE (Preference) (chemicals, Germany). Collectively, they accounted for 5.08% of this period's performance.

The five largest detractors were NOV, Inc. (energy equipment & services, United States), National Energy Services Reunited Corp. (energy equipment & services, Untied States), ICL Group Ltd. (chemicals, Israel), Douglas Emmett, Inc., REIT (office REITs, United States) and Boston Properties, Inc., REIT (office REITs, United States). In aggregate, they detracted 1.78% from Fund performance in this period.

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

Matthew McLennan Co-Head of the Global Value Team Portfolio Manager Global, Overseas and U.S. Value Funds	T. Kimball Brooker, Jr. Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Income Funds

Sean Slein Portfolio Manager Global Income Builder and High Income Funds	Thomas Kertsos Portfolio Manager Gold Fund

Manish Gupta Portfolio Manager Global Fund and Rising Dividend Fund	Christian Heck Portfolio Manager Overseas Fund and Rising Dividend Fund

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

Julien Albertini Portfolio Manager Global Fund, Global Income Builder Fund and Rising Dividend Fund	Alan Barr Portfolio Manager Overseas Fund

Mark Wright Portfolio Manager U.S. Value Fund	Idanna Appio Portfolio Manager Global Income Builder Fund

Bill Hench Portfolio Manager Small Cap Opportunity Fund U.S. Smid Cap Opportunity Fund	Benjamin Bahr Portfolio Manager Global Real Assets Fund

John Masi Portfolio Manager Global Real Assets Fund	George Ross Portfolio Manager Global Real Assets Fund

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

David Wang Portfolio Manager Global Real Assets Fund

June 2023

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at firsteagle.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management Teams as of June 2023 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semiannual Report | April 30, 2023

Management's Discussion of Fund Performance

A principal risk of investing in value stocks is that the price of the security may not approach its anticipated value or may decline in value. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented.

Credit risk is the risk that interest and/or principal on a fixed income security will not be paid on time and in full.

Duration is a measure of a fixed income security's price sensitivity to changes in interest rates.

Federal funds rate is the interest rate at which depository institutions (banks and credit unions) lend reserve balances to other depository institutions overnight on an uncollateralized basis.

Margin of safety is defined by First Eagle as the difference between a company's market value and our estimate of its intrinsic value, which is based on a judgment of what a prudent and rational business buyer would pay in cash for all of a company in normal markets. An investment made with a margin of safety is no guarantee against loss.

Volatility is a statistical measure of the degree to which an individual portfolio return tends to vary from the mean, based on the entire population. The greater degree of dispersion, the greater degree of risk.

One cannot invest directly in an index. Indices do not incur management fees or other operating expenses.

Bloomberg Global Aggregate Bond Index measures the performance of global investment grade debt from 24 local currency markets, including treasury, government-related, corporate, and securitized fixed rate bonds from both developed and emerging markets.

Bloomberg US Aggregate Bond Index measures the performance of investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.

Bloomberg US Corporate High Yield Bond Index measures the performance of the US dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk are excluded.

FTSE Gold Mines Index measures the performance of the shares of companies whose principal activity is the mining of gold and encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold in the worldwide market.

MSCI EAFE Index measures the performance of large and midcap securities across 21 developed markets countries around the world excluding the US and Canada.

MSCI World Value Index measures the performance of large and midcap securities exhibiting value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield.

Russell 2000® Index measures the performance of the small cap segment of the US equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Value Index measures the performance of the small to mid-cap value segment of the US equity universe. The value investment style characteristics for index construction are defined as Russell 2500TM Index companies with relatively lower price-to-book ratios, lower Institutional Brokers' Estimate System forecast medium term (two year) growth and lower sales per share historical growth (five years).

S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the US economy. Although the S&P 500 Index focuses on the large cap segment of the market, with approximately 80% coverage of US equities, it is also considered a proxy for the total market.

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	6.32%	11.54%	6.31%	6.43%	12.35%	01/01/79[2]
with sales charge	1.01%	9.65%	5.22%	5.88%	12.22%	01/01/79[2]
Class C (FESGX) without sales charge	5.51%	10.70%	5.51%	5.63%	8.90%	06/05/00
with sales charge	4.51%	10.70%	5.51%	5.63%	8.90%	06/05/00
Class I (SGIIX)	6.58%	11.82%	6.59%	6.71%	9.87%	07/31/98
Class R3 (EARGX)	6.17%	11.17%	—	—	6.08%	05/01/18
Class R4 (EAGRX)	6.29%	11.57%	6.40%	—	5.17%	01/17/18
Class R5 (FRGLX)	6.31%	10.91%	—	—	6.24%	07/29/19
Class R6 (FEGRX)	6.65%	11.89%	6.66%	—	6.63%	03/01/17
MSCI World Index[3]	3.18%	13.10%	8.14%	8.71%	9.50%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	5.69%	7.98%	3.45%	4.22%	9.29%	08/31/93
with sales charge	0.39%	6.15%	2.39%	3.68%	9.10%	08/31/93
Class C (FESOX) without sales charge	4.89%	7.18%	2.68%	3.45%	7.76%	06/05/00
with sales charge	3.89%	7.18%	2.68%	3.45%	7.76%	06/05/00
Class I (SGOIX)	5.96%	8.28%	3.74%	4.51%	9.11%	07/31/98
Class R3 (EAROX)	5.36%	7.73%	—	—	3.28%	05/01/18
Class R4 (FIORX)	5.63%	8.08%	3.54%	—	2.58%	01/17/18
Class R5 (FEROX)	5.65%	7.90%	—	—	5.22%	03/11/19
Class R6 (FEORX)	6.05%	8.37%	3.82%	—	4.49%	03/01/17
MSCI EAFE Index[4]	8.42%	11.68%	3.63%	4.76%	5.02%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	5.00%	13.46%	7.45%	7.63%	8.63%	09/04/01
with sales charge	-0.26%	11.54%	6.35%	7.08%	8.37%	09/04/01
Class C (FEVCX) without sales charge	4.20%	12.59%	6.62%	6.81%	7.81%	09/04/01
with sales charge	3.24%	12.59%	6.62%	6.81%	7.81%	09/04/01
Class I (FEVIX)	5.29%	13.76%	7.75%	7.92%	8.91%	09/04/01
Class R3 (EARVX)	4.79%	13.25%	—	—	7.28%	05/01/18
Class R4 (FIVRX)	4.92%	13.33%	—	—	7.21%	07/29/19
Class R5 (FERVX)	5.16%	13.54%	—	—	7.40%	07/29/19
Class R6 (FEVRX)	5.40%	13.82%	7.79%	—	7.56%	03/01/17
S&P 500 Index[5]	2.66%	14.52%	11.45%	12.20%	8.29%	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	5.70%	4.80%	10.47%	2.88%	5.86%	08/31/93
with sales charge	0.39%	3.02%	9.34%	2.35%	5.68%	08/31/93
Class C (FEGOX) without sales charge	4.89%	4.03%	9.64%	2.09%	5.47%	05/15/03
with sales charge	3.89%	4.03%	9.64%	2.09%	5.47%	05/15/03
Class I (FEGIX)	5.92%	5.07%	10.77%	3.16%	6.55%	05/15/03
Class R3 (EAURX)	5.42%	4.64%	—	—	10.39%	05/01/18
Class R4 (FIURX)	5.66%	4.90%	—	—	10.70%	07/29/19
Class R5 (FERUX)	5.84%	4.98%	—	—	10.74%	07/29/19
Class R6 (FEURX)	6.03%	5.16%	10.86%	—	7.43%	03/01/17
FTSE Gold Mines Index[6]	-8.96%	-3.20%	7.04%	0.89%	0.26%	08/31/93
MSCI World Index[3]	3.18%	13.10%	8.14%	8.71%	7.21%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	5.68%	9.35%	4.90%	5.13%	5.76%	05/01/12
with sales charge	0.39%	7.51%	3.83%	4.60%	5.26%	05/01/12
Class C (FEBCX) without sales charge	4.83%	8.50%	4.09%	4.34%	4.95%	05/01/12
with sales charge	3.83%	8.50%	4.09%	4.34%	4.95%	05/01/12
Class I (FEBIX)	5.96%	9.61%	5.17%	5.40%	6.02%	05/01/12
Class R3 (FBRRX)	5.47%	9.11%	—	—	4.74%	05/01/18
Class R4 (FIBRX)	5.58%	9.19%	—	—	5.28%	07/29/19
Class R5 (EABRX)	5.67%	9.29%	—	—	5.38%	07/29/19
Class R6 (FEBRX)	6.03%	9.69%	5.22%	—	5.60%	03/01/17
Composite Index[7]	1.99%	6.58%	5.65%	5.94%	6.48%	05/01/12
MSCI World Index[3]	3.18%	13.10%	8.14%	8.71%	9.38%	05/01/12
Bloomberg U.S. Aggregate Bond Index[8]	-0.43%	-3.15%	1.18%	1.32%	1.53%	05/01/12
First Eagle High Income Fund
Class A (FEHAX) without sales charge	1.92%	4.45%	2.27%	2.70%	3.87%	01/03/12
with sales charge	-2.69%	2.84%	1.33%	2.23%	3.46%	01/03/12
Class C (FEHCX) without sales charge	1.32%	3.71%	1.50%	1.94%	3.10%	01/03/12
with sales charge	0.34%	3.71%	1.50%	1.94%	3.10%	01/03/12
Class I (FEHIX)	2.31%	4.77%	2.55%	3.00%	6.43%	11/19/07[9]
Class R3 (EARHX)	1.78%	4.27%	—	—	2.12%	05/01/18
Class R4 (FIHRX)	0.84%	3.65%	—	—	1.06%	07/29/19
Class R5 (FERHX)	2.12%	4.49%	—	—	1.76%	07/29/19
Class R6 (FEHRX)	2.36%	4.79%	2.56%	—	2.76%	03/01/17
Bloomberg U.S. Corporate High Yield Index[10]	1.22%	4.71%	3.28%	4.01%	6.07%	11/19/07

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Rising Dividend Fund[11]
Class A (FEFAX) without sales charge	6.23%	11.06%	3.11%	5.53%	7.25%	11/20/98
with sales charge	0.90%	9.18%	2.06%	4.99%	7.02%	11/20/98
Class C (FEAMX) without sales charge	5.45%	10.23%	2.34%	4.74%	6.49%	03/02/98
with sales charge	4.45%	10.23%	2.34%	4.74%	6.49%	03/02/98
Class I (FEAIX)	6.52%	11.36%	3.40%	5.83%	5.92%	03/08/13
Class R3 (EARFX)	6.19%	10.94%	—	—	3.03%	05/01/18
Class R4 (EAFRX)	6.43%	11.21%	—	—	4.81%	07/29/19
Class R5 (FERFX)	6.52%	11.32%	—	—	4.91%	07/29/19
Class R6 (FEFRX)	6.57%	11.35%	3.42%	—	4.28%	03/01/17
S&P 500 Index[5]	2.66%	14.52%	11.45%	12.20%	7.59%	11/20/98
First Eagle Small Cap Opportunity Fund
Class A (FESAX) without sales charge	-2.67%	—	—	—	-7.64%	07/01/21
with sales charge	-7.51%	—	—	—	-10.18%	07/01/21
Class I (FESCX)	-2.45%	—	—	—	-5.35%	04/27/21
Class R6 (FESRX)	-2.45%	—	—	—	-7.42%	07/01/21
Russell 2000® Value Index[12]	-7.99%	—	—	—	-7.54%	04/27/21
Russell 2000® Index[13]	-3.65%	—	—	—	-11.04%	04/27/21
First Eagle U.S. Smid Cap Opportunity Fund
Class A (FESAX) without sales charge	—	—	—	—	-8.79%	08/15/22
with sales charge	—	—	—	—	-13.38%	08/15/22
Class I (FESCX)	—	—	—	—	-8.62%	08/15/22
Class R6 (FESRX)	—	—	—	—	-8.65%	08/15/22
Russell 2500TM Value Index[14]	—	—	—	—	-9.49%	08/15/22
Russell 2500TM Index[15]	—	—	—	—	-8.71%	08/15/22

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Real Assets Fund
Class A (FERAX) without sales charge	1.05%	—	—	—	3.44%	11/30/21
with sales charge	-4.03%	—	—	—	-0.27%	11/30/21
Class I (FEREX)	1.35%	—	—	—	3.72%	11/30/21
Class R6 (FERRX)	1.27%	—	—	—	3.66%	11/30/21
MSCI World Index[3]	3.18%	—	—	—	-4.58%	11/30/21
Consumer Price Index +400bps[16]	8.35%	—	—	—	10.01%	11/30/21

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at firsteagle.com or by calling 800.334.2143.

The average annual returns for Class A Shares "with sales charge" of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Income Fund gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares "with sales charge" reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to the shares sold or redeemed with the first year of purchase.

For First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, a CDSC of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1 million or more without an initial sales charge.

With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund require $1 million minimum investment and are offered without a sales charge.

Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Rising Dividend Fund are offered without a sales charge.

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

Class R6 Shares of First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund are offered without a sales charge.

2  The Fund commenced operations on April 28, 1970. Performance for periods prior to January 1, 2000, occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

8  The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Income Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non- investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  Effective on August 14, 2020, Rising Dividend Fund is managed by a portfolio management team at First Eagle Investment Management, LLC. Prior to that date, the Fund was managed by a third-party subadviser. At a meeting of the Board of Trustees (the "Board") of First Eagle Funds held on December 14, 2022, the Board approved changes to the First Eagle Rising Dividend Fund's name (formerly First Eagle Fund of America), 80% investment policy and principal investment strategy.

12  The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

13  The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

14  The Russell 2500TM Value Index is a widely followed, unmanaged index that measures the performance of the small-to mid-cap value segment of the U.S. equity universe, commonly referred to as "smid" cap. It includes those Russell 2500TM companies with relatively low price-to-book ratios and lower forecasted growth values.

15  The Russell 2500TM Index is a widely followed, unmanaged index that measures the performance of the smid cap segment of the U.S. equity universe. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index is completely reconstituted annually.

16  The Consumer Price Index +400bps presents the Consumer Price Index for All Urban Consumers (CPI-U), plus 400 basis points annualized, a measure of the average change over time in the prices paid by urban consumers for consumer goods and services.

Expense ratios as stated in the most recent prospectus.

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
First Eagle Global Fund	1.11%	1.87%	0.86%	1.20%	1.07%	1.11%	0.79%
First Eagle Overseas Fund	1.15	1.89	0.89	1.40	1.01	1.17	0.80
First Eagle U.S. Value Fund[17,18]	1.16	1.92	0.88	1.34	1.14	1.02	0.83
First Eagle Gold Fund	1.19	1.93	0.94	1.45	1.10	0.99	0.85
First Eagle Global Income Builder Fund	1.16	1.94	0.93	1.33	1.40	1.17	0.87
First Eagle High Income Fund[17,19]	1.13	1.88	0.86	1.28	2.36	1.12	0.78
First Eagle Rising Dividend Fund[17,20]	1.05	1.84	0.74	1.15	1.04	1.31	0.69
First Eagle Small Cap Opportunity Fund[17,21]	1.42	—	1.18	—	—	—	1.29
First Eagle U.S. Smid Cap Opportunity Fund[17,22]	24.63	—	24.38	—	—	—	24.38
First Eagle Global Real Assets Fund[17,23]	5.13	—	4.75	—	—	—	4.76

17  For the First Eagle U.S. Value Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, had fees not been waived and/or expenses reimbursed, returns would have been lower.

18  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2024. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

19  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

20  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repaymentis taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.69% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

21  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

22  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.95% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

23  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/ or reimburse certain fees and

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

These expense ratios are presented as of March 1, 2023 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value and liquidity of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments including those of a particular type, may decline significantly and rapidly. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility and may continue to negatively affect the price and liquidity of individual securities, national economies and global markets generally. Prices of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of a Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in price may be temporary or may last for extended periods. If a Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

The COVID-19 pandemic and related quarantines and restrictions resulted in high unemployment, disruptions to supply chains and customer activity, and general concern and uncertainty, with corresponding impacts on financial markets worldwide. COVID-19 remains a risk with the potential that new variants could lead to increased government restrictions and consumer caution. Additionally, COVID-19 remains a challenge for global supply chain normalization. More recently, a number of major economies, including the United States, are adjusting to reduced levels of market and monetary support following periods of fiscal and monetary interventions, together with rising inflation and increases in interest rate targets by central banks. These circumstances have generated significant market stress and volatility, with market sentiment changing rapidly in response to changes in inflation or interest rate expectations.

To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of the date of this Semiannual Report, the Global Fund has significant exposure to Europe

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

and Japan; the Overseas Fund has significant exposure to Canada, Europe and Japan; the Gold Fund has significant exposure to Brazil and Canada; the Global Income Builder Fund has significant exposure to Europe; and the Real Assets Fund has significant exposure to Canada. A Fund's exposure to a particular county is determined in accordance with the Adviser's "country of risk" assessment. "Country of risk" is based on a multi-factor country of risk assessment determined by the Adviser, including factors such as an issuer's country of domicile, and the country of the stock exchange on which it trades, among others.

Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada's dependency on the economy of the United States, in particular, makes Canada's economy vulnerable to political and regulatory changes affecting the United States economy. These and other factors could negatively affect a Fund's performance.

A Fund's investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom's ("UK") exit from the European Union ("Brexit"). Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Further, political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund's holdings.

The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect a Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect a Fund.

Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political (including, instability and corruption), currency and economic risks. Brazilian issuers are subject to possible regulatory and economic interventions by the Brazilian government, including the imposition of wage and price controls and the limitation of imports. In addition, the market for Brazilian securities is directly influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and unemployment, a high level of debt and violence, each of which may reduce and/or prevent economic growth. Political tensions in Brazil may exacerbate these risks.

The value of a Fund's portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

By investing in its Subsidiary, each of the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets are indirectly exposed to the risks associated with that Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

In addition to investments in larger companies, each Fund may (and the First Eagle Small Cap Opportunity Fund and First Eagle U.S. Smid Cap Opportunity Fund generally will) invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when a Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

be developing or marketing new products or services for which markets are not yet established and may never become established. Each Fund (except the First Eagle Small Cap Opportunity Fund and First Eagle U.S. Smid Cap Opportunity Fund) considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. The First Eagle Small Cap Opportunity Fund considers small companies to be companies with market capitalizations not greater than that of the largest company in the Russell 2000® Index at the time of investment. The First Eagle U.S. Smid Cap Opportunity Fund considers small and medium companies to be companies with market capitalizations not greater than that of the largest company in the Russell 2500 TM Index at the time of investment. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

If one or more investors in a Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement and can result in a Fund's current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund's expense ratio. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets when a significant investor purchases, redeems or owns a substantial portion of a Fund's shares.

First Eagle High Income and First Eagle Global Income Builder Funds will invest in high yield instruments (commonly known as "high yield" or "junk" bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Income and First Eagle Global Income Builder Funds invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and a Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a Fund. An increase in interest rates tends to reduce the market value

First Eagle Funds | Semiannual Report | April 30, 2023

Performance Chart1 (unaudited)

of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, there is risk of significant future rate moves and related economic and markets impact.

Income generation and dividends are not guaranteed. If dividend paying stocks in the Fund's portfolio stop paying or reduce dividends a Fund's ability to generate income will be adversely affected.

First Eagle Global Real Assets Fund will invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on the Fund than if the Fund's portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

An investment strategy that employs a "value" approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented. In such an event, a Fund's investment returns would be expected to lag relative to returns associated with more growth-oriented strategies.

All investments involve the risk of loss.

First Eagle Funds | Semiannual Report | April 30, 2023

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First Eagle Global Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	6.32	6.31	6.43
		with sales load	1.01	5.22	5.88
MSCI World Index			3.18	8.14	8.71
Consumer Price Index			5.52	3.61	2.78

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	13.6
Commodities	11.3
Financials	10.6
Industrials	10.4
Information Technology	8.6
Health Care	6.9
Consumer Discretionary	6.8
Energy	6.4
Communication Services	5.7
Materials	5.0
Real Estate	3.2
Foreign Government Securities	0.9
Utilities	0.3
Short-Term Investments	10.3

Countries*~ (%)

United States	53.5
Japan	6.9
United Kingdom	5.8
Canada	3.7
France	3.0
Switzerland	2.4
Brazil	2.0
South Korea	1.9
Hong Kong	1.8
Mexico	1.8
China	1.7
Belgium	1.2
Sweden	0.9
Germany	0.9
Taiwan	0.8
Thailand	0.4
Australia	0.4
Norway	0.2
Peru	0.1
Indonesia	0.1
Netherlands	0.1
Ireland	0.1
Short-Term Investments	10.3

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (4.6% of total investments) that settles in 90 days or less, long-term commercial paper (5.6% of total investments) that settles in 91 days or greater and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	11.3
Oracle Corp. (Software, United States)	2.9
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.3
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.0
Schlumberger NV (Energy Equipment & Services, United States)	2.0
Comcast Corp., Class A (Media, United States)	1.9
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6
Unilever plc (Personal Care Products, United Kingdom)	1.5
British American Tobacco plc (Tobacco, United Kingdom)	1.4
Total	28.7

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 77.3%
Australia — 0.4%
Newcrest Mining Ltd.	9,296,442	177,514,358
Belgium — 1.2%
Groupe Bruxelles Lambert NV	6,469,396	580,637,307
Brazil — 2.0%
Ambev SA, ADR	149,620,059	418,936,165
Itausa SA (Preference)	97,473,480	169,627,854
Wheaton Precious Metals Corp.	7,936,282	391,893,605
		980,457,624
Canada — 3.7%
Agnico Eagle Mines Ltd.	2,298,700	130,404,164
Barrick Gold Corp.	20,128,459	383,245,859
Franco-Nevada Corp.	769,497	116,760,670
Imperial Oil Ltd.	10,896,401	555,416,063
Nutrien Ltd.	4,138,319	287,199,339
Power Corp. of Canada	12,323,141	330,078,449
		1,803,104,544
China — 1.7%
Alibaba Group Holding Ltd.*	34,738,392	367,310,791
Prosus NV*	6,294,726	471,056,583
		838,367,374
France — 3.0%
Danone SA	10,211,219	675,815,850
Legrand SA	1,954,335	184,985,574
LVMH Moet Hennessy Louis Vuitton SE	145,168	139,634,390
Sodexo SA	3,140,841	336,597,652
Wendel SE	913,708	102,499,102
		1,439,532,568
Germany — 0.9%
Brenntag SE	1,126,149	91,786,396
Henkel AG & Co. KGaA (Preference)	4,137,100	334,478,488
		426,264,884

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 1.8%
CK Asset Holdings Ltd.	37,986,500	224,618,996
Guoco Group Ltd.	12,748,580	107,770,967
Hongkong Land Holdings Ltd.	31,759,300	141,342,789
Hysan Development Co. Ltd.	23,322,348	65,910,025
Jardine Matheson Holdings Ltd.	7,051,271	340,870,994
		880,513,771
Ireland — 0.1%
CRH plc	570,979	27,552,007
Japan — 6.9%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	58,206,441
FANUC Corp.	13,602,500	459,372,935
Hirose Electric Co. Ltd.	1,258,915	169,901,785
Hoshizaki Corp.	5,662,600	199,443,423
Keyence Corp.	263,400	118,781,889
Komatsu Ltd.	6,756,000	168,020,850
Mitsubishi Electric Corp.	24,592,300	304,917,003
Mitsubishi Estate Co. Ltd.	16,785,262	206,866,663
MS&AD Insurance Group Holdings, Inc.	10,476,620	343,867,020
Secom Co. Ltd.	6,337,130	405,791,741
Shimano, Inc.	1,939,490	299,946,962
SMC Corp.	442,156	220,523,016
Sompo Holdings, Inc.	7,546,000	314,891,562
T Hasegawa Co. Ltd. (a)	3,002,800	71,489,487
USS Co. Ltd.	1,298,600	21,821,664
		3,363,842,441
Mexico — 1.4%
Fomento Economico Mexicano SAB de CV, ADR	5,421,458	525,989,855
Fresnillo plc	5,590,827	50,033,333
Industrias Penoles SAB de CV*	6,401,020	98,364,127
		674,387,315
Netherlands — 0.1%
Heineken Holding NV	334,290	32,085,561
Norway — 0.2%
Orkla ASA	16,166,787	116,203,398

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
South Korea — 1.6%
Hyundai Mobis Co. Ltd.	999,985	162,857,865
KT&G Corp.	5,242,098	335,921,217
Lotte Corp.	567,781	11,910,664
Lotte Wellfood Co. Ltd.	148,981	11,805,758
NAVER Corp.	629,662	91,222,529
Samsung Electronics Co. Ltd. (Preference)	4,049,795	169,301,214
		783,019,247
Sweden — 0.9%
Investor AB, Class A	4,970,940	109,001,971
Investor AB, Class B	11,255,824	241,810,548
Svenska Handelsbanken AB, Class A	10,429,006	92,190,185
		443,002,704
Switzerland — 2.4%
Cie Financiere Richemont SA (Registered)	4,644,824	767,793,455
Schindler Holding AG	1,798,637	401,944,728
		1,169,738,183
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	388,307,381
Thailand — 0.4%
Bangkok Bank PCL, NVDR	42,690,800	196,864,257
United Kingdom — 5.7%
BAE Systems plc	30,239,911	385,255,980
Berkeley Group Holdings plc (a)	6,766,463	378,666,148
British American Tobacco plc	19,154,797	707,689,113
Lloyds Banking Group plc	396,239,696	240,724,258
Reckitt Benckiser Group plc	4,483,021	362,272,108
Unilever plc	12,894,404	718,182,895
		2,792,790,502
United States — 42.1%
Alphabet, Inc., Class A*	2,694,360	289,212,602
Alphabet, Inc., Class C*	4,503,302	487,347,341
American Express Co.	1,903,714	307,145,217
Analog Devices, Inc.	2,464,848	443,376,858
Bank of New York Mellon Corp. (The)	11,016,077	469,174,719
Becton Dickinson & Co.	1,130,197	298,722,369

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
United States — 42.1% (continued)
Berkshire Hathaway, Inc., Class A*	675	339,443,987
Boston Properties, Inc., REIT	2,473,129	131,966,163
Brown & Brown, Inc.	3,486,931	224,523,487
CH Robinson Worldwide, Inc. (a)	6,806,508	686,572,462
Charles Schwab Corp. (The)	2,570,105	134,262,285
Colgate-Palmolive Co.	7,218,573	576,042,125
Comcast Corp., Class A	21,961,227	908,535,961
Cummins, Inc.	1,455,755	342,160,655
Deere & Co.	381,724	144,299,307
Dentsply Sirona, Inc.	6,900,950	289,356,834
Douglas Emmett, Inc., REIT (a)	9,162,021	118,006,831
Elevance Health, Inc.	1,258,041	589,580,915
Equity Residential, REIT	5,716,613	361,575,772
Expeditors International of Washington, Inc.	1,875,971	213,560,539
Exxon Mobil Corp.	9,538,191	1,128,749,523
Fidelity National Financial, Inc.	3,078,584	109,258,946
Flowserve Corp. (a)	7,892,216	263,521,092
Haleon plc	68,822,768	302,592,972
HCA Healthcare, Inc.	3,109,934	893,577,336
IPG Photonics Corp.* (a)	3,097,302	356,127,784
JG Boswell Co.	2,485	1,694,770
Kraft Heinz Co. (The)	4,471,740	175,605,230
Medtronic plc	3,519,853	320,130,630
Meta Platforms, Inc., Class A*	4,124,147	991,115,007
Microsoft Corp.	1,584,979	487,000,648
Mills Music Trust (a)	31,592	1,303,170
Nestle SA (Registered)	3,086,462	395,960,896
Newmont Corp.	7,901,033	374,508,964
NOV, Inc. (a)	26,905,276	450,663,373
Oracle Corp.	14,601,623	1,383,065,731
Philip Morris International, Inc.	6,664,841	666,284,155
PPG Industries, Inc.	853,547	119,718,502
Ross Stores, Inc.	2,633,277	281,049,654
Royal Gold, Inc.	1,476,988	195,612,291
RPM International, Inc.	174,428	14,308,329

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares		Value ($)
United States — 42.1% (continued)
Salesforce, Inc.*		1,385,077	274,757,725
Sanofi		4,031,951	434,516,329
Schlumberger NV		19,905,698	982,346,196
Texas Instruments, Inc.		2,333,362	390,138,126
UGI Corp.		4,677,898	158,487,184
Union Pacific Corp.		518,453	101,461,252
Universal Health Services, Inc., Class B		3,368,166	506,403,758
US Bancorp		5,965,007	204,480,440
Walmart, Inc.		1,383,386	208,849,784
Weyerhaeuser Co., REIT		10,347,140	309,482,957
Willis Towers Watson plc		2,553,725	591,442,710
WR Berkley Corp.		236,774	13,950,724
			20,443,032,617
Total Common Stocks (Cost $25,591,101,542)			37,557,218,043
	Ounces
Commodities — 11.3%
Gold bullion* (Cost $2,902,970,315)		2,764,801	5,499,742,271
	Principal Amount ($)
Foreign Government Securities — 0.9%
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	853,795,000,000	59,308,198
Mexico — 0.4%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	911,940,000	49,672,187
Series M 20, 10.00%, 12/5/2024	MXN	816,590,000	44,878,273
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	91,313,494
			185,863,954
Peru — 0.1%
Republic of Peru 8.20%, 8/12/2026 (b)	PEN	221,343,000	62,341,881

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)		Value ($)
South Korea — 0.3%
Republic of Korea 1.25%, 3/10/2026	KRW	158,937,690,000	112,085,267
Total Foreign Government Securities (Cost 443,589,386)			419,599,300
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $5,128,319)		5,467,000	5,036,474
Short-Term Investments — 10.3%
Commercial Paper — 10.2%
AES Corp. (The) 5.63%, 5/1/2023 (d)		48,495,000	48,472,292
Amazon.com, Inc. 4.57%, 5/5/2023 (d)		120,369,000	120,255,251
4.71%, 6/2/2023 (d)		80,827,000	80,449,572
BNG Bank NV 4.95%, 7/10/2023 (b)(d)		102,834,000	101,799,509
4.95%, 7/11/2023 (b)(d)		103,833,000	102,774,152
4.96%, 7/12/2023 (b)(d)		58,333,000	57,730,226
BP Capital Markets plc 4.98%, 5/11/2023 (b)(d)		38,636,000	38,566,255
5.06%, 6/14/2023 (d)		34,211,000	33,983,480
5.09%, 6/27/2023 (b)(d)		37,500,000	37,180,000
5.06%, 6/29/2023 (d)		75,000,000	74,338,408
Coca-Cola Co. (The) 4.84%, 5/8/2023 (b)(d)		47,000,000	46,937,007
5.09%, 6/20/2023 (b)(d)		15,000,000	14,891,681
4.98%, 7/20/2023 (b)(d)		75,000,000	74,152,363
Engie SA 4.81%, 5/12/2023 (b)(d)		19,000,000	18,963,233
4.86%, 5/18/2023 (b)(d)		70,000,000	69,803,067
4.86%, 5/23/2023 (d)		80,000,000	79,717,055
5.27%, 7/28/2023 (d)		50,000,000	49,354,785
5.28%, 7/31/2023 (d)		50,000,000	49,331,816
Entergy Corp. 5.00%, 5/1/2023 (b)(d)		22,805,000	22,795,452

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.2% (continued)
Estee Lauder Cos., Inc. (The) 4.91%, 6/12/2023 (d)	66,000,000	65,588,325
4.99%, 6/21/2023 (b)(d)	100,000,000	99,248,800
5.01%, 6/27/2023 (b)(d)	40,664,000	40,323,778
European Investment Bank 5.05%, 6/13/2023 (d)	97,500,000	96,909,351
Export Development Canada 5.06%, 8/21/2023 (d)	25,322,000	24,918,926
Export Development Corp. 4.97%, 7/19/2023 (d)	50,000,000	49,431,581
FMS Wertmanagement 5.01%, 6/9/2023 (b)(d)	74,000,000	73,571,442
5.01%, 7/5/2023 (b)(d)	68,981,000	68,328,600
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (d)	75,889,000	75,856,330
Global Payments, Inc. 5.63%, 5/1/2023 (d)	34,413,000	34,396,858
Henkel Corp. 5.08%, 8/21/2023 (d)	100,000,000	98,395,750
Honeywell International, Inc. 5.03%, 8/15/2023 (d)	50,000,000	49,258,194
Hydro-Quebec 4.76%, 5/4/2023 (d)	8,256,000	8,249,417
4.81%, 5/8/2023 (b)(d)	40,000,000	39,946,678
4.71%, 5/9/2023 (b)(d)	40,000,000	39,941,309
4.68%, 5/11/2023 (d)	48,100,000	48,016,488
4.79%, 6/8/2023 (d)	32,088,000	31,908,748
4.94%, 6/14/2023 (b)(d)	24,450,000	24,293,173
5.04%, 7/26/2023 (d)	33,600,000	33,187,242
Illinois Tool Works, Inc. 5.00%, 6/8/2023 (d)	36,372,000	36,164,716
Johnson & Johnson 4.83%, 7/12/2023 (b)(d)	50,000,000	49,493,229
Kreditanstalt fuer Wiederaufbau 4.69%, 5/3/2023 (d)	72,125,000	72,076,766
4.60%, 5/15/2023 (d)	50,000,000	49,884,967
5.01%, 6/12/2023 (b)(d)	50,000,000	49,689,062
4.93%, 7/5/2023 (b)(d)	88,889,000	88,045,631

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.2% (continued)
5.03%, 7/14/2023 (b)(d)	50,000,000	49,462,497
Linde, Inc. 4.81%, 5/18/2023 (d)	50,000,000	49,865,028
L'Oreal SA 5.01%, 7/13/2023 (b)(d)	93,000,000	92,020,100
LVMH Moet Hennessy Louis Vuitton SE 4.82%, 6/5/2023(b)(d)	51,000,000	50,735,625
5.07%, 7/5/2023 (b)(d)	45,619,000	45,193,065
5.06%, 8/14/2023 (b)(d)	36,487,000	35,941,009
Nestle Finance International Ltd. 4.79%, 5/31/2023 (d)	10,000,000	9,955,780
NRW Bank 4.71%, 5/15/2023 (d)	65,000,000	64,850,426
4.91%, 6/6/2023 (b)(d)	100,000,000	99,467,975
5.02%, 6/8/2023 (b)(d)	50,000,000	49,720,061
4.90%, 7/6/2023 (b)(d)	61,111,000	60,526,876
5.09%, 7/27/2023 (d)	71,550,000	70,646,681
Oracle Corp. 5.13%, 5/12/2023 (d)	46,364,000	46,272,315
5.24%, 5/26/2023 (d)	17,105,000	17,036,618
Philip Morris International, Inc. 5.13%, 5/16/2023 (d)	51,075,000	50,945,959
5.09%, 5/17/2023 (b)(d)	100,000,000	99,732,469
5.09%, 5/24/2023 (d)	40,413,000	40,264,116
5.09%, 5/25/2023 (d)	50,000,000	49,808,712
5.19%, 7/17/2023 (b)(d)	60,000,000	59,318,267
Province of Quebec 4.87%, 6/14/2023 (d)	46,184,000	45,887,767
5.05%, 8/2/2023 (b)(d)	52,250,000	51,555,702
5.07%, 8/3/2023 (b)(d)	35,793,000	35,312,235
PSP Capital, Inc. 4.70%, 5/2/2023 (b)(d)	69,722,000	69,684,529
4.92%, 5/22/2023 (b)(d)	92,537,000	92,233,232
4.85%, 5/30/2023 (b)(d)	47,600,000	47,390,390
4.86%, 6/1/2023 (b)(d)	100,000,000	99,531,744
5.04%, 7/17/2023 (b)(d)	52,500,000	51,912,350
5.12%, 7/31/2023 (b)(d)	29,207,000	28,821,339

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.2% (continued)
Roche Holdings, Inc. 4.84%, 5/22/2023 (b)(d)	40,000,000	39,870,907
Schlumberger Investment SA 4.93%, 5/31/2023 (d)	44,000,000	43,801,076
Unilever Capital Corp. 4.83%, 6/15/2023 (b)(d)	100,000,000	99,345,600
4.88%, 6/20/2023 (b)(d)	100,000,000	99,273,017
4.90%, 6/26/2023 (b)(d)	118,581,000	117,614,348
4.91%, 6/28/2023 (d)	72,200,000	71,591,119
UnitedHealth Group, Inc. 5.23%, 5/1/2023 (d)	98,000,000	97,960,253
5.24%, 5/10/2023 (d)	50,000,000	49,916,884
5.17%, 6/22/2023 (d)	100,000,000	99,174,542
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (b)(d)	82,923,000	82,884,828
Walt Disney Co. (The) 5.22%, 6/23/2023 (b)(d)	100,000,000	99,209,156
Total Commercial Paper (Cost $4,935,753,003)		4,933,355,562
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 4.77%, 6/1/2023 (d)(e)	20,000,000	19,926,332
5.01%, 7/27/2023 (d)	20,000,000	19,760,991
Total U.S. Treasury Obligations (Cost $39,679,547)		39,687,323
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (f) (Cost $1,026,203)	1,026,203	1,026,203
Total Short-Term Investments (Cost $4,976,458,753)		4,974,069,088
Total Investments — 99.8% (Cost $33,919,248,315)		48,455,665,176
Other Assets Less Liabilities — 0.2%		121,314,917
Net Assets — 100.0%		48,576,980,093

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $2,877,573,849, which represents approximately 5.92% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2023.

(e)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(f)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,938,838,674
Aggregate gross unrealized depreciation	(1,415,382,208)
Net unrealized appreciation	$14,523,456,466
Federal income tax cost	$33,919,248,315

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	12,110,000	USD	14,993,561	JPMorgan Chase Bank	5/17/2023	$231,247
Total unrealized appreciation						231,247
USD	100,176,177	EUR	92,655,000	JPMorgan Chase Bank	5/17/2023	(2,017,032)
USD	106,529,526	GBP	87,738,000	JPMorgan Chase Bank	5/17/2023	(3,775,524)
USD	96,519,841	EUR	89,200,000	UBS AG	6/14/2023	(2,023,247)
USD	101,801,683	EUR	95,872,000	Bank of New York Mellon	7/19/2023	(4,309,696)
USD	106,877,121	EUR	96,717,000	Goldman Sachs	8/23/2023	(350,835)
USD	90,046,084	GBP	72,083,000	Goldman Sachs	8/23/2023	(715,308)
Total unrealized depreciation						(13,191,642)
Net unrealized depreciation						$(12,960,395)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales
Common Stocks — 4.9%
Japan — 0.3%
Chofu Seisakusho Co. Ltd.	3,224,200	$44,031,237	$—	$—
T Hasegawa Co. Ltd.	3,002,800	63,875,515	—	—
		107,906,752	—	—
United Kingdom — 0.8%
Berkeley Group Holdings plc	6,766,463	269,219,704	—	—
United States — 3.8%
CH Robinson Worldwide, Inc.	6,806,508	725,720,121	—	(65,137,068)
Douglas Emmett, Inc., REIT	9,162,021	144,503,046	15,559,889	—
Flowserve Corp.	7,892,216	226,348,755	—	—
IPG Photonics Corp.*	3,097,302	265,314,889	—	—
Mills Music Trust	31,592	1,200,812	—	—
NOV, Inc.	26,905,276	602,678,182	—	—
		1,965,765,805	15,559,889	(65,137,068)
Total Common Stocks		2,342,892,261	15,559,889	(65,137,068)
Total		$2,342,892,261	$15,559,889	$(65,137,068)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2023	Dividend Income
Common Stocks — 4.9%
Japan — 0.3%
Chofu Seisakusho Co. Ltd.	$—	$14,175,204	$58,206,441	$436,566
T Hasegawa Co. Ltd.	—	7,613,972	71,489,487	649,849
	—	21,789,176	129,695,928	1,086,415
United Kingdom — 0.8%
Berkeley Group Holdings plc	—	109,446,444	378,666,148	5,615,335
United States — 3.8%
CH Robinson Worldwide, Inc.	13,384,600	12,604,809	686,572,462	8,795,536
Douglas Emmett, Inc., REIT	—	(42,056,104)	118,006,831	3,301,647
Flowserve Corp.	—	37,172,337	263,521,092	3,156,886
IPG Photonics Corp.*	—	90,812,895	356,127,784	—
Mills Music Trust	—	102,358	1,303,170	41,716
NOV, Inc.	—	(152,014,809)	450,663,373	2,690,528
	13,384,600	(53,378,514)	1,876,194,712	17,986,313
Total Common Stocks	13,384,600	77,857,106	2,384,556,788	24,688,063
Total	$13,384,600	$77,857,106	$2,384,556,788	$24,688,063

*  Non-income producing security.

See Notes to Financial Statements.
First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on seeking securities that may be undervalued.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	5.69	3.45	4.22
		with sales load	0.39	2.39	3.68
MSCI EAFE Index			8.42	3.63	4.76
Consumer Price Index			5.52	3.61	2.78

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	20.1
Financials	13.4
Industrials	12.9
Commodities	11.1
Consumer Discretionary	9.2
Materials	8.1
Energy	4.8
Real Estate	4.0
Health Care	3.6
Information Technology	3.2
Foreign Government Securities	1.8
Communication Services	1.1
Short-Term Investments	6.7

Countries*~ (%)

United States	18.1
Japan	15.5
United Kingdom	9.2
Canada	6.8
France	5.3
Hong Kong	4.1
South Korea	4.0
Switzerland	3.5
Brazil	3.2
Mexico	3.2
Netherlands	2.6
Sweden	2.6
China	2.6
Singapore	2.2
Germany	2.2
Belgium	2.2
Taiwan	1.6
Chile	1.2
Thailand	0.9
Norway	0.8
Faroe Islands	0.4
Turkey	0.4
Australia	0.3
Peru	0.2
Indonesia	0.1
Ireland	0.1
Short-Term Investments	6.7

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less, long-term commercial paper (4.0% of total investments) that settles in 91 days or greater and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	11.1
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0
Danone SA (Food Products, France)	2.4
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.3
Unilever plc (Personal Care Products, United Kingdom)	2.2
British American Tobacco plc (Tobacco, United Kingdom)	2.2
Groupe Bruxelles Lambert NV (Financial Services, Belgium)	2.0
Willis Towers Watson plc (Insurance, United States)	2.0
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0
Shell plc (Oil, Gas & Consumable Fuels, Netherlands)	1.8
Total	31.0

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 80.0%
Australia — 0.3%
Newcrest Mining Ltd.	2,048,366	39,113,284
Belgium — 2.1%
Groupe Bruxelles Lambert NV	2,922,262	262,277,087
Legris Industries SE*‡ (a)(b)(c)	905,366	16,899,730
		279,176,817
Brazil — 3.1%
Ambev SA, ADR	74,789,315	209,410,082
Itausa SA (Preference)	48,522,263	84,440,684
Wheaton Precious Metals Corp.	2,364,552	116,761,578
		410,612,344
Canada — 6.8%
Agnico Eagle Mines Ltd.	717,589	40,708,485
Barrick Gold Corp.	5,379,581	102,427,222
Franco-Nevada Corp.	194,071	29,447,626
Imperial Oil Ltd.	7,543,865	384,529,149
Nutrien Ltd.	2,232,687	154,948,478
Power Corp. of Canada	6,216,607	166,513,391
		878,574,351
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	150,938,632
China — 2.5%
Alibaba Group Holding Ltd.*	13,666,828	144,507,938
Prosus NV*	2,487,528	186,150,508
		330,658,446
Faroe Islands — 0.4%
Bakkafrost P/F	801,656	58,446,517
France — 5.2%
Danone SA	4,768,985	315,628,883
Laurent-Perrier (b)	558,938	75,718,695
Legrand SA	812,472	76,903,703
LVMH Moet Hennessy Louis Vuitton SE	33,358	32,086,438

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
France — 5.2% (continued)
Sodexo SA	1,240,811	132,975,235
Wendel SE	451,738	50,675,642
		683,988,596
Germany — 2.2%
Brenntag SE	628,298	51,209,217
FUCHS PETROLUB SE (Preference)	2,322,615	91,759,356
Henkel AG & Co. KGaA (Preference)	1,698,517	137,322,617
		280,291,190
Hong Kong — 4.1%
CK Asset Holdings Ltd.	19,475,000	115,158,147
Great Eagle Holdings Ltd.	22,777,700	46,511,540
Guoco Group Ltd.	7,806,340	65,991,413
Hongkong Land Holdings Ltd.	15,883,500	70,688,529
Hysan Development Co. Ltd.	17,500,405	49,456,947
Jardine Matheson Holdings Ltd.	3,779,100	182,688,422
		530,494,998
Ireland — 0.1%
CRH plc	249,126	12,021,320
Japan — 15.4%
As One Corp.	1,378,380	58,394,424
Chofu Seisakusho Co. Ltd. (b)	1,829,100	33,020,719
Daiichikosho Co. Ltd. (b)	5,732,560	102,774,580
FANUC Corp.	6,103,700	206,129,357
Hirose Electric Co. Ltd.	758,730	102,397,367
Hoshizaki Corp.	2,554,200	89,961,924
Kansai Paint Co. Ltd.	8,320,730	117,305,500
Keyence Corp.	74,800	33,731,531
Komatsu Ltd.	3,814,300	94,861,150
Mitsubishi Electric Corp.	11,266,300	139,689,514
Mitsubishi Estate Co. Ltd.	11,073,538	136,473,643
MS&AD Insurance Group Holdings, Inc.	4,583,300	150,434,559
Nagaileben Co. Ltd.	1,687,224	26,245,894
Nihon Kohden Corp.	1,975,100	54,648,251
Pilot Corp.	477,500	15,913,744

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Japan — 15.4% (continued)
Secom Co. Ltd.	3,010,200	192,755,127
Shimano, Inc.	878,870	135,919,436
SK Kaken Co. Ltd.	87,561	27,731,345
SMC Corp.	208,990	104,232,681
Sompo Holdings, Inc.	3,073,900	128,272,617
T Hasegawa Co. Ltd.	1,906,436	45,387,682
USS Co. Ltd.	560,300	9,415,277
		2,005,696,322
Mexico — 2.7%
Fomento Economico Mexicano SAB de CV, ADR	2,613,173	253,530,044
Fresnillo plc	1,426,722	12,767,996
Grupo Mexico SAB de CV, Series B	6,905,948	33,958,389
Industrias Penoles SAB de CV*	2,246,692	34,524,794
		334,781,223
Netherlands — 2.6%
HAL Trust	631,823	86,735,849
Heineken Holding NV	132,575	12,724,710
Shell plc	7,707,709	238,281,863
		337,742,422
Norway — 0.8%
Orkla ASA	14,829,598	106,591,970
Singapore — 1.7%
Haw Par Corp. Ltd. (b)	19,447,213	140,466,273
UOL Group Ltd.	14,128,300	73,705,568
		214,171,841
South Korea — 3.7%
Fursys, Inc. (b)	872,463	18,819,868
Hyundai Mobis Co. Ltd.	505,396	82,308,948
KT&G Corp.	2,451,893	157,120,848
Lotte Corp.	480,394	10,077,497
Lotte Wellfood Co. Ltd.	96,320	7,632,722
NAVER Corp.	258,729	37,483,465
NongShim Co. Ltd.	203,663	60,340,460
Samsung Electronics Co. Ltd. (Preference)	2,345,824	98,066,903
		471,850,711

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Sweden — 2.6%
Industrivarden AB, Class A	123,708	3,539,675
Industrivarden AB, Class C	1,572,517	44,905,629
Investor AB, Class A	1,982,447	43,470,778
Investor AB, Class B	8,384,352	180,122,287
L E Lundbergforetagen AB, Class B	63,109	3,028,042
Svenska Handelsbanken AB, Class A	6,838,494	60,450,826
		335,517,237
Switzerland — 3.4%
Cie Financiere Richemont SA (Registered)	1,767,922	292,239,047
Schindler Holding AG	724,861	161,986,025
		454,225,072
Taiwan — 1.5%
Taiwan Secom Co. Ltd.	8,545,694	30,194,980
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,075,542	174,968,191
		205,163,171
Thailand — 0.9%
Bangkok Bank PCL, NVDR	20,440,959	94,261,391
Thai Beverage PCL	52,214,985	25,092,404
		119,353,795
Turkey — 0.4%
AG Anadolu Grubu Holding A/S	9,784,125	47,785,100
United Kingdom — 9.3%
BAE Systems plc	13,135,620	167,347,588
Berkeley Group Holdings plc	2,497,480	139,764,472
British American Tobacco plc	7,639,941	282,263,658
Great Portland Estates plc, REIT	3,302,520	22,142,608
Lloyds Banking Group plc	189,904,219	115,370,955
Reckitt Benckiser Group plc	2,246,129	181,509,274
Unilever plc	5,122,575	285,313,361
		1,193,711,916
United States — 7.0%
Haleon plc	26,953,694	118,507,270
Nestle SA (Registered)	1,236,148	158,584,901
Newmont Corp.	2,665,290	126,334,746
Royal Gold, Inc.	454,973	60,256,624

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares		Value ($)
United States — 7.0% (continued)
Sanofi		1,679,882	181,037,954
Willis Towers Watson plc		1,119,400	259,253,040
			903,974,535
Total Common Stocks (Cost $7,798,190,477)			10,384,881,810
	Ounces
Commodities — 11.1%
Gold bullion* (Cost $663,216,747)		724,971	1,442,112,761
	Principal Amount ($)
Foreign Government Securities — 1.8%
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	267,431,000,000	18,576,884
Mexico — 0.6%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	377,210,000	20,546,139
Series M 20, 10.00%, 12/5/2024	MXN	388,030,000	21,325,410
Series M, 5.75%, 3/5/2026	MXN	665,860,000	33,532,427
			75,403,976
Peru — 0.2%
Republic of Peru 8.20%, 8/12/2026 (d)	PEN	90,458,000	25,477,751
Singapore — 0.6%
Republic of Singapore 1.25%, 11/1/2026	SGD	108,048,000	76,561,160
South Korea — 0.3%
Republic of Korea 1.25%, 3/10/2026	KRW	59,926,230,000	42,260,885
Total Foreign Government Securities (Cost $245,404,809)			238,280,656

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 6.7%
Commercial Paper — 6.5%
AES Corp. (The) 5.63%, 5/1/2023 (e)	14,813,000	14,806,064
Amazon.com, Inc. 4.71%, 6/2/2023 (e)	19,173,000	19,083,470
BNG Bank NV 4.95%, 7/10/2023 (d)(e)	22,166,000	21,943,014
4.95%, 7/11/2023 (d)(e)	21,167,000	20,951,147
4.96%, 7/12/2023 (d)(e)	16,667,000	16,494,775
BP Capital Markets plc 4.98%, 5/11/2023 (d)(e)	11,364,000	11,343,486
5.06%, 6/14/2023 (e)	15,789,000	15,683,995
5.09%, 6/27/2023 (d)(e)	6,250,000	6,196,667
5.06%, 6/29/2023 (e)	25,000,000	24,779,469
Engie SA 4.83%, 5/4/2023 (e)	50,000,000	49,958,925
4.86%, 5/5/2023 (e)	50,000,000	49,952,070
4.81%, 5/12/2023 (d)(e)	15,300,000	15,270,393
4.86%, 5/18/2023 (d)(e)	5,000,000	4,985,933
Entergy Corp. 5.00%, 5/1/2023 (d)(e)	6,963,000	6,960,085
Estee Lauder Cos., Inc. (The) 5.01%, 6/27/2023 (d)(e)	12,036,000	11,935,299
Export Development Corp. 4.97%, 7/19/2023 (e)	48,850,000	48,294,654
FMS Wertmanagement 5.01%, 7/5/2023 (d)(e)	6,019,000	5,962,074
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (e)	23,169,000	23,159,026
Global Payments, Inc. 5.63%, 5/1/2023 (e)	10,508,000	10,503,071
Hydro-Quebec 4.76%, 5/4/2023 (e)	2,444,000	2,442,051
4.69%, 5/9/2023 (d)(e)	60,000,000	59,911,963
4.79%, 6/8/2023 (e)	7,612,000	7,569,478
Illinois Tool Works, Inc. 5.00%, 6/8/2023 (e)	8,628,000	8,578,829

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 6.5% (continued)
Kreditanstalt fuer Wiederaufbau 4.69%, 5/3/2023 (e)	28,875,000	28,855,690
4.93%, 7/5/2023 (d)(e)	11,111,000	11,005,580
LVMH Moet Hennessy Louis Vuitton SE 4.74%, 5/19/2023 (e)	40,000,000	39,884,920
4.82%, 6/5/2023 (d)(e)	20,000,000	19,896,323
5.08%, 7/5/2023 (d)(e)	3,981,000	3,943,830
NRW Bank 4.71%, 5/15/2023 (e)	10,000,000	9,976,989
4.90%, 7/6/2023 (d)(e)	13,889,000	13,756,243
Oracle Corp. 5.13%, 5/12/2023 (e)	13,636,000	13,609,035
5.24%, 5/26/2023 (e)	7,895,000	7,863,437
Philip Morris International, Inc. 5.13%, 5/16/2023 (e)	4,925,000	4,912,557
5.09%, 5/24/2023 (e)	9,587,000	9,551,681
5.19%, 7/17/2023 (d)(e)	10,000,000	9,886,378
5.21%, 7/27/2023 (e)	20,000,000	19,745,000
5.21%, 8/1/2023 (e)	40,000,000	39,460,927
Province of Quebec 4.87%, 6/14/2023 (e)	21,316,000	21,179,275
5.05%, 8/2/2023 (d)(e)	20,000,000	19,734,240
5.07%, 8/3/2023 (d)(e)	14,207,000	14,016,174
PSP Capital, Inc. 4.70%, 5/2/2023 (d)(e)	30,278,000	30,261,727
4.92%, 5/22/2023 (d)(e)	7,463,000	7,438,502
5.04%, 7/17/2023 (d)(e)	8,750,000	8,652,058
5.11%, 7/31/2023 (d)(e)	21,593,000	21,307,878
Unilever Capital Corp. 4.91%, 6/26/2023 (d)(e)	11,419,000	11,325,914
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (d)(e)	25,322,000	25,310,344
Total Commercial Paper (Cost $848,748,685)		848,340,640

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills 4.77%, 6/1/2023 (e)(f)	10,000,000	9,963,166
5.01%, 7/27/2023 (e)	10,000,000	9,880,496
Total U.S. Treasury Obligations (Cost $19,839,774)		19,843,662
	Shares
Investment Companies — 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (h) (Cost $407,734)	407,734	407,734
Total Short-Term Investments (Cost $868,996,193)		868,592,036
Total Investments — 99.6% (Cost $9,575,808,226)		12,933,867,263
Other Assets Less Liabilities — 0.4%		45,570,761
Net Assets — 100.0%		12,979,438,024

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2023 amounted to $16,899,730, which represents approximately 0.13% of net assets of the Fund.

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$18.67

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $403,967,778, which represents approximately 3.11% of net assets of the Fund.

(e)  The rate shown was the current yield as of April 30, 2023.

(f)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of April 30, 2023.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,810,664,389
Aggregate gross unrealized depreciation	(459,285,627)
Net unrealized appreciation	$3,351,378,762
Federal income tax cost	$9,575,808,226

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,081,000	USD	6,290,857	JPMorgan Chase Bank	5/17/2023	$97,025
Total unrealized appreciation						97,025
USD	49,509,120	EUR	45,792,000	JPMorgan Chase Bank	5/17/2023	(996,859)
USD	44,918,390	GBP	36,995,000	JPMorgan Chase Bank	5/17/2023	(1,592,077)
USD	57,339,494	EUR	52,991,000	UBS AG	6/14/2023	(1,201,949)
USD	59,695,083	EUR	56,218,000	Bank of New York Mellon	7/19/2023	(2,527,146)
USD	52,973,887	EUR	47,938,000	Goldman Sachs	8/23/2023	(173,892)
USD	35,924,494	GBP	28,758,000	Goldman Sachs	8/23/2023	(285,377)
Total unrealized depreciation						(6,777,300)
Net unrealized depreciation						$(6,680,275)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales
Common Stocks — 4.1%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$14,924,062	$—	$—
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR	9,392,572	101,533,703	—	—
France — 0.6%
Laurent-Perrier	558,938	54,469,274	—	—
Japan — 1.0%
Chofu Seisakusho Co. Ltd.	1,829,100	24,979,077	—	—
Daiichikosho Co. Ltd.	5,732,560	82,184,041	—	—
		107,163,118	—	—
Singapore — 1.1%
Haw Par Corp. Ltd.	19,447,213	129,829,745	—	—
South Korea — 0.1%
Fursys, Inc.	872,463	16,775,972	—	—
Namyang Dairy Products Co. Ltd. (Preference)^	—	2,237,746	—	(3,232,534)
		19,013,718	—	(3,232,534)
Total Common Stocks		426,933,620	—	(3,232,534)
Total		$426,933,620	$—	$(3,232,534)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2023	Dividend Income
Common Stocks — 4.1%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	$—	$1,975,668	$16,899,730	$—
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR	—	49,404,929	150,938,632	2,728,182
France — 0.6%
Laurent-Perrier	—	21,249,421	75,718,695	—
Japan — 1.0%
Chofu Seisakusho Co. Ltd.	—	8,041,642	33,020,719	247,666
Daiichikosho Co. Ltd.	—	20,590,539	102,774,580	1,107,904
	—	28,632,181	135,795,299	1,355,570
Singapore — 1.1%
Haw Par Corp. Ltd.	—	10,636,528	140,466,273	—
South Korea — 0.1%
Fursys, Inc.	—	2,043,896	18,819,868	592,152
Namyang Dairy Products Co. Ltd. (Preference)^	3,055,024	(2,060,236)	—	10,871
	3,055,024	(16,340)	18,819,868	603,023
Total Common Stocks	3,055,024	111,882,387	538,638,497	4,686,775
Total	$3,055,024	$111,882,387	$538,638,497	$4,686,775

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

^  Represents an unaffiliated issuer as of April 30, 2023.

(a)  Security fair valued as of April 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2023 amounted to $16,899,730, which represents approximately 0.13% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	5.00	7.45	7.63
		with sales charge	-0.26	6.35	7.08
S&P 500 Index			2.66	11.45	12.20
Consumer Price Index			5.52	3.61	2.78

Asset Allocation* (%)

Sectors* (%)

Commodities	12.1
Information Technology	11.9
Health Care	11.6
Communication Services	9.8
Financials	9.8
Energy	9.4
Industrials	8.1
Consumer Staples	7.1
Materials	4.7
Real Estate	3.2
Consumer Discretionary	0.9
Utilities	0.6
Short-Term Investments	10.8

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less, long-term commercial paper (8.3% of total investments) that settles in 91 days or greater and other short-term investments (0.8% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	12.1
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7
Oracle Corp. (Software, United States)	3.4
Comcast Corp., Class A (Media, United States)	3.2
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.1
Philip Morris International, Inc. (Tobacco, United States)	3.1
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.5
Colgate-Palmolive Co. (Household Products, United States)	2.5
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5
Total	39.9

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 73.4%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*	240,464	13,564,574
Air Freight & Logistics — 3.4%
CH Robinson Worldwide, Inc.	301,426	30,404,841
Expeditors International of Washington, Inc.	94,942	10,808,197
		41,213,038
Banks — 0.9%
US Bancorp	330,658	11,334,956
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	589,455	25,104,889
Charles Schwab Corp. (The)	143,493	7,496,074
		32,600,963
Chemicals — 1.4%
Nutrien Ltd. (Canada)	158,929	11,029,672
PPG Industries, Inc.	37,210	5,219,075
RPM International, Inc.	6,621	543,121
		16,791,868
Consumer Finance — 1.1%
American Express Co.	78,997	12,745,376
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc.	58,370	8,812,119
Electronic Equipment, Instruments & Components — 1.7%
IPG Photonics Corp.*	172,551	19,839,914
Energy Equipment & Services — 3.3%
NOV, Inc.	999,361	16,739,297
Schlumberger NV	471,530	23,270,005
		40,009,302
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class A*	37	18,606,559
Food Products — 0.7%
Kraft Heinz Co. (The)	206,681	8,116,363
Gas Utilities — 0.6%
UGI Corp.	194,116	6,576,650

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Ground Transportation — 0.4%
Union Pacific Corp.	24,414	4,777,820
Health Care Equipment & Supplies — 3.2%
Becton Dickinson & Co.	44,564	11,778,711
Dentsply Sirona, Inc.	350,379	14,691,391
Medtronic plc	131,450	11,955,378
		38,425,480
Health Care Providers & Services — 8.4%
Elevance Health, Inc.	63,028	29,538,072
HCA Healthcare, Inc.	157,427	45,233,500
Universal Health Services, Inc., Class B	170,425	25,623,399
		100,394,971
Household Products — 2.5%
Colgate-Palmolive Co.	376,279	30,027,064
Insurance — 2.8%
Brown & Brown, Inc.	197,669	12,727,907
Fidelity National Financial, Inc.	116,065	4,119,147
Willis Towers Watson plc	67,171	15,556,803
WR Berkley Corp.	9,977	587,845
		32,991,702
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A*	145,960	15,667,346
Alphabet, Inc., Class C*	188,322	20,380,207
Meta Platforms, Inc., Class A*	181,732	43,673,834
		79,721,387
Machinery — 3.2%
Cummins, Inc.	73,903	17,370,161
Deere & Co.	20,543	7,765,665
Flowserve Corp.	378,708	12,645,060
		37,780,886
Media — 3.2%
Comcast Corp., Class A	920,308	38,073,142
Metals & Mining — 3.3%
Agnico Eagle Mines Ltd. (Canada)	82,024	4,653,183
Barrick Gold Corp. (Canada)	522,110	9,940,974

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 3.3% (continued)
Franco-Nevada Corp. (Canada)	21,527	3,266,429
Newcrest Mining Ltd. (Australia)	236,346	4,512,996
Newmont Corp.	252,516	11,969,259
Royal Gold, Inc.	38,764	5,133,904
		39,476,745
Office REITs — 0.8%
Boston Properties, Inc., REIT	102,688	5,479,432
Douglas Emmett, Inc., REIT	359,380	4,628,814
		10,108,246
Oil, Gas & Consumable Fuels — 3.1%
Exxon Mobil Corp.	317,531	37,576,619
Residential REITs — 1.3%
Equity Residential, REIT	254,518	16,098,263
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	126,112	22,685,026
Texas Instruments, Inc.	119,213	19,932,414
		42,617,440
Software — 6.7%
Microsoft Corp.	89,751	27,576,892
Oracle Corp.	425,031	40,258,937
Salesforce, Inc.*	61,730	12,245,380
		80,081,209
Specialized REITs — 1.0%
Weyerhaeuser Co., REIT	401,701	12,014,877
Specialty Retail — 0.9%
Ross Stores, Inc.	100,220	10,696,481
Tobacco — 3.1%
Philip Morris International, Inc.	372,296	37,218,431
Total Common Stocks (Cost $501,303,975)		878,292,445
	Ounces
Commodities — 12.1%
Gold bullion* (Cost $78,780,493)	72,529	144,274,124

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Master Limited Partnerships — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
Enterprise Products Partners LP	623,041	16,392,209
Magellan Midstream Partners LP	337,252	18,818,661
Total Master Limited Partnerships (Cost $28,023,469)		35,210,870
	Principal Amount ($)
Convertible Preferred Stocks — 0.4%
Banks — 0.4%
Bank of America Corp. Series L, 7.25%, (a) (Cost $5,693,463)	4,250	5,031,703
Corporate Bonds — 0.4%
Financial Services — 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl (Mexico) 4.88%, 1/15/2028(b)	3,925,400	3,536,668
Food Products — 0.1%
Post Holdings, Inc. 5.75%, 3/1/2027 (b)	666,000	662,008
Health Care Equipment & Supplies — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡	600,000	552,750
Total Corporate Bonds (Cost $4,549,883)		4,751,426
Short-Term Investments — 10.8%
Commercial Paper — 10.0%
AES Corp. (The) 5.63%, 5/1/2023 (d)	3,663,000	3,661,285
Amazon.com, Inc. 4.80%, 6/16/2023 (d)	10,000,000	9,935,279
Coca-Cola Co. (The) 5.09%, 6/20/2023 (b)(d)	10,000,000	9,927,788
4.86%, 6/21/2023 (b)(d)	5,000,000	4,963,205
Entergy Corp. 5.00%, 5/1/2023 (b)(d)	1,722,000	1,721,279
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (d)	5,728,000	5,725,534

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.0% (continued)
Global Payments, Inc. 5.63%, 5/1/2023 (d)	2,598,000	2,596,781
Honeywell International, Inc. 5.03%, 8/15/2023 (d)	10,000,000	9,851,639
Johnson & Johnson 4.86%, 7/17/2023 (b)(d)	10,000,000	9,892,222
Linde, Inc. (United Kingdom) 4.81%, 6/6/2023 (d)	10,000,000	9,947,328
PepsiCo, Inc. 4.91%, 6/23/2023 (d)	5,000,000	4,961,881
4.96%, 7/10/2023 (b)(d)	5,000,000	4,950,026
Philip Morris International, Inc. 4.71%, 5/8/2023 (b)(d)	10,000,000	9,986,056
Procter & Gamble Co. (The) 4.78%, 5/18/2023 (d)	10,000,000	9,973,006
UnitedHealth Group, Inc. 5.17%, 6/22/2023 (d)	10,000,000	9,917,454
5.48%, 6/28/2023 (d)	5,000,000	4,953,894
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (b)(d)	6,262,000	6,259,117
Total Commercial Paper (Cost $119,281,482)		119,223,774
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (e) (Cost $31,167)	31,167	31,167

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.8%
U.S. Treasury Bills 4.77%, 6/1/2023 (d)	5,000,000	4,981,583
5.01%, 7/27/2023 (d)	5,000,000	4,940,248
Total U.S. Treasury Obligations (Cost $9,919,887)		9,921,831
Total Short-Term Investments (Cost $129,232,536)		129,176,772
Total Investments — 100.0% (Cost $747,583,819)		1,196,737,340
Liabilities in Excess of Other Assets — 0.0% (c)		(367,719)
Net Assets — 100.0%		1,196,369,621

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Perpetual security. The rate reflected was the rate in effect on April 30, 2023. The maturity date reflects the next call date.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $51,898,369, which represents approximately 4.34% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2023.

(e)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,638,504
Aggregate gross unrealized depreciation	(21,484,983)
Net unrealized appreciation	$449,153,521
Federal income tax cost	$747,583,819

Abbreviations

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund that seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	5.70	10.47	2.88
		with sales load	0.39	9.34	2.35
FTSE Gold Mines Index			-8.96	7.04	0.89
MSCI World Index			3.18	8.14	8.71
Consumer Price Index			5.52	3.61	2.78

Asset Allocation* (%)

Sectors* (%)

Materials	73.9
Commodities	17.7
Short-Term Investments	8.4

Countries*~ (%)

Canada	36.3
United States	31.4
Brazil	12.7
Australia	8.8
Mexico	2.4
Short-Term Investments	8.4

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (7.5% of total investments) that settles in 90 days or less, long-term commercial paper (0.9% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	13.0
Wheaton Precious Metals Corp. (Metals & Mining, Brazil)	12.6
Newmont Corp. (Metals & Mining, United States)	9.0
Barrick Gold Corp. (Metals & Mining, Canada)	7.0
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.9
Newcrest Mining Ltd. (Metals & Mining, Australia)	4.9
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.8
Royal Gold, Inc. (Metals & Mining, United States)	4.7
Silver bullion** (Precious Metal)	4.6
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3
Total	69.8

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 73.4%
Australia — 8.8%
AngloGold Ashanti Ltd., ADR	2,484,198	66,029,983
Newcrest Mining Ltd.	6,336,848	121,001,293
Northern Star Resources Ltd.	3,483,847	31,075,268
		218,106,544
Brazil — 12.6%
Wheaton Precious Metals Corp.	6,340,844	313,110,875
Canada — 36.0%
Agnico Eagle Mines Ltd.	2,134,524	121,090,538
Alamos Gold, Inc., Class A	9,333,149	120,621,057
B2Gold Corp.	18,540,084	72,936,966
Barrick Gold Corp.	9,080,585	172,894,338
Dundee Precious Metals, Inc. (a)	14,240,008	104,473,321
Franco-Nevada Corp.	701,323	106,416,195
MAG Silver Corp.* (a)	5,431,222	70,633,747
Novagold Resources, Inc.* (a)	17,740,710	96,509,462
Orla Mining Ltd.*	6,508,741	29,400,668
		894,976,292
Mexico — 2.4%
Fresnillo plc	4,277,558	38,280,649
Industrias Penoles SAB de CV*	1,403,600	21,569,045
		59,849,694
United States — 13.6%
Newmont Corp.	4,699,082	222,736,487
Royal Gold, Inc.	879,006	116,415,554
		339,152,041
Total Common Stocks (Cost $1,122,488,265)		1,825,195,446
	Ounces
Commodities — 17.6%
Gold bullion*	162,686	323,614,184
Silver bullion*	4,596,472	115,083,697
Total Commodities (Cost $241,230,897)		438,697,881

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Number of Rights	Value ($)
Rights — 0.2%
Canada — 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,715)	6,835,667	3,827,974
	Principal Amount ($)
Short-Term Investments — 8.4%
Commercial Paper — 8.4%
AES Corp. (The) 5.63%, 5/1/2023 (b)	26,944,000	26,931,383
BP Capital Markets plc 5.09%, 6/27/2023 (b)(c)	6,250,000	6,196,667
Entergy Corp. 5.00%, 5/1/2023 (b)(c)	12,666,000	12,660,697
Estee Lauder Cos., Inc. (The) 4.91%, 6/12/2023 (b)	9,000,000	8,943,863
Export Development Canada 5.06%, 8/21/2023 (b)	9,378,000	9,228,722
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (b)	42,143,000	42,124,857
Global Payments, Inc. 5.63%, 5/1/2023 (b)	19,115,000	19,106,034
LVMH Moet Hennessy Louis Vuitton SE 5.06%, 8/14/2023 (b)(c)	13,513,000	13,310,791
Philip Morris International, Inc. 5.19%, 7/17/2023 (b)(c)	10,000,000	9,886,378
PSP Capital, Inc. 5.04%, 7/17/2023 (b)(c)	8,750,000	8,652,058
Schlumberger Investment SA 4.93%, 5/31/2023 (b)	6,000,000	5,972,874
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (b)(c)	46,059,000	46,037,798
Total Commercial Paper (Cost $209,148,890)		209,052,122

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (e) (Cost $107,670)	107,670	107,670
Total Short-Term Investments (Cost $209,256,560)		209,159,792
Total Investments — 99.6% (Cost $1,618,949,437)		2,476,881,093
Other Assets Less Liabilities — 0.4%		10,704,410
Net Assets — 100.0%		2,487,585,503

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The rate shown was the current yield as of April 30, 2023.

(c)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $96,744,389, which represents approximately 3.89% of net assets of the Fund.

(d)  Represents less than 0.05% of net assets.

(e)  Represents 7-day effective yield as of April 30, 2023.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$901,389,426
Aggregate gross unrealized depreciation	(43,457,770)
Net unrealized appreciation	$857,931,656
Federal income tax cost	$1,618,949,437

Affiliated Securities

Security Description	Shares at April 30, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales
Common Stocks — 10.9%
Canada — 10.9%
Dundee Precious Metals, Inc.	14,240,008	$62,596,607	$2,015,396	$—
MAG Silver Corp.*	5,431,222	65,062,216	6,279,404	—
Novagold Resources, Inc.*	17,740,710	83,460,385	—	(1,813,442)
Total Common Stocks		$211,119,208	$8,294,800	$(1,813,442)
Total		$211,119,208	$8,294,800	$(1,813,442)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2023	Dividend Income
Common Stocks — 10.9%
Canada — 10.9%
Dundee Precious Metals, Inc.	$—	$39,861,318	$104,473,321	$876,964
MAG Silver Corp.*	—	(707,873)	70,633,747	—
Novagold Resources, Inc.*	(1,319,109)	16,181,628	96,509,462	—
Total Common Stocks	$(1,319,109)	$55,335,073	$271,616,530	$876,964
Total	$(1,319,109)	$55,335,073	$271,616,530	$876,964

*  Non-income producing security.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Income Builder Fund	Class A	without sales load	5.68	4.90	5.13
		with sales load	0.39	3.83	4.60
Composite Index			1.99	5.65	5.94
MSCI World Index			3.18	8.14	8.71
Bloomberg U.S. Aggregate Index			-0.43	1.18	1.32

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	23.5
Financials	11.0
U.S. Treasury Obligations	9.8
Energy	9.4
Industrials	9.1
Commodities	6.5
Health Care	5.6
Real Estate	4.4
Materials	4.4
Consumer Discretionary	4.1
Information Technology	3.0
Foreign Government Securities	1.6
Communication Services	1.3
Utilities	0.4
Short-Term Investments	5.9

Countries*~ (%)

United States	55.2
United Kingdom	7.4
Canada	4.0
Mexico	4.0
Hong Kong	3.7
Japan	3.0
South Korea	2.2
Brazil	2.2
Switzerland	2.2
Germany	2.2
France	1.9
Chile	1.6
Norway	0.9
Singapore	0.9
Thailand	0.8
Sweden	0.4
Netherlands	0.3
Poland	0.3
Italy	0.2
Taiwan	0.2
Australia	0.2
Colombia	0.2
Saudi Arabia	0.1
Short-Term Investments	5.9

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (5.9% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The MSCI World Index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	6.5
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.8
Unilever plc (Personal Care Products, United Kingdom)	2.8
Nestle SA (Registered) (Food Products, United States)	2.4
British American Tobacco plc (Tobacco, United Kingdom)	2.2
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels, United States)	1.9
Philip Morris International, Inc. (Tobacco, United States)	1.9
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	1.8
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7
KT&G Corp. (Tobacco, South Korea)	1.6
Total	25.6

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 58.9%
Brazil — 2.0%
Ambev SA, ADR	5,778,469	16,179,713
Itausa SA (Preference)	3,444,779	5,994,764
Wheaton Precious Metals Corp.	235,189	11,613,633
		33,788,110
Canada — 3.2%
Agnico Eagle Mines Ltd.	16,806	953,397
Barrick Gold Corp.	90,496	1,723,044
Franco-Nevada Corp.	42,649	6,471,404
Franco-Nevada Corp. (a)	32,962	5,002,972
Imperial Oil Ltd.	254,278	12,961,168
Nutrien Ltd. (a)	52,037	3,611,368
Power Corp. of Canada	883,284	23,658,985
		54,382,338
Chile — 1.6%
Cia Cervecerias Unidas SA, ADR	1,180,964	18,978,092
Quinenco SA	2,083,758	8,557,024
		27,535,116
France — 1.9%
Danone SA	334,535	22,140,751
Sodexo SA	73,956	7,925,717
Wendel SE	21,585	2,421,389
		32,487,857
Germany — 1.9%
Brenntag SE	99,365	8,098,711
FUCHS PETROLUB SE (Preference)	319,659	12,628,741
Henkel AG & Co. KGaA (Preference)	149,355	12,075,134
		32,802,586
Hong Kong — 3.6%
CK Asset Holdings Ltd.	2,333,500	13,798,282
Great Eagle Holdings Ltd.	1,662,774	3,395,346
Guoco Group Ltd.	167,700	1,417,663
Hongkong Land Holdings Ltd.	2,123,300	9,449,615
Hysan Development Co. Ltd.	929,083	2,625,631

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 3.6% (continued)
Jardine Matheson Holdings Ltd.	619,100	29,928,396
Mandarin Oriental International Ltd.*	1,047,200	1,908,949
		62,523,882
Japan — 2.9%
FANUC Corp.	181,000	6,112,590
Komatsu Ltd.	203,200	5,053,558
MS&AD Insurance Group Holdings, Inc.	242,700	7,965,978
Nagaileben Co. Ltd.	22,700	353,114
Nohmi Bosai Ltd.	50,300	648,726
Secom Co. Ltd.	227,800	14,586,944
Shimano, Inc.	46,900	7,253,202
Sompo Holdings, Inc.	119,300	4,978,341
USS Co. Ltd.	214,900	3,611,178
		50,563,631
Mexico — 2.8%
Bolsa Mexicana de Valores SAB de CV	403,523	892,129
Coca-Cola Femsa SAB de CV, ADR (a)	203,819	17,206,400
Fomento Economico Mexicano SAB de CV, ADR (a)	185,496	17,996,822
Fresnillo plc	178,369	1,596,257
GMexico Transportes SAB de CV (b)	450,782	1,039,736
Grupo Mexico SAB de CV, Series B	1,889,165	9,289,528
		48,020,872
Netherlands — 0.3%
HAL Trust	39,727	5,453,672
Heineken Holding NV	246	23,611
		5,477,283
Norway — 0.9%
Orkla ASA	2,142,238	15,397,947
Singapore — 0.6%
Haw Par Corp. Ltd.	158,300	1,143,393
United Overseas Bank Ltd.	214,100	4,547,047
UOL Group Ltd.	764,200	3,986,736
		9,677,176

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
South Korea — 2.1%
KT&G Corp.	418,821	26,838,655
Samsung Electronics Co. Ltd. (Preference)	204,402	8,545,002
		35,383,657
Sweden — 0.4%
Svenska Handelsbanken AB, Class A	868,290	7,675,498
Switzerland — 2.2%
Cie Financiere Richemont SA (Registered)	144,172	23,831,757
Schindler Holding AG	61,668	13,781,062
		37,612,819
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	4,033,249
Thailand — 0.8%
Bangkok Bank PCL, NVDR	1,467,900	6,769,071
Thai Beverage PCL	13,789,600	6,626,722
		13,395,793
United Kingdom — 7.2%
BAE Systems plc	807,624	10,289,117
Berkeley Group Holdings plc	222,665	12,460,823
British American Tobacco plc	1,034,381	38,216,023
Lloyds Banking Group plc	8,134,955	4,942,163
Reckitt Benckiser Group plc	120,054	9,701,542
Unilever plc	871,901	48,562,491
		124,172,159
United States — 24.3%
Analog Devices, Inc. (a)	55,082	9,908,150
Bank of New York Mellon Corp. (The) (a)	336,334	14,324,465
Becton Dickinson & Co. (a)	49,127	12,984,757
Boston Properties, Inc., REIT (a)	99,707	5,320,366
CH Robinson Worldwide, Inc. (a)	107,646	10,858,252
Colgate-Palmolive Co. (a)	327,328	26,120,774
Comcast Corp., Class A (a)	522,212	21,603,910
Douglas Emmett, Inc., REIT	366,396	4,719,181
Elevance Health, Inc.	15,305	7,172,688
Equity Residential, REIT (a)	297,606	18,823,580

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
United States — 24.3% (continued)
Exxon Mobil Corp. (a)	412,370	48,799,866
Fidelity National Financial, Inc.	43,186	1,532,671
Fidelity National Information Services, Inc. (a)	51,600	3,029,952
General Dynamics Corp. (a)	7,297	1,593,227
Haleon plc	3,886,647	17,088,416
HCA Healthcare, Inc. (a)	82,105	23,591,230
IDACORP, Inc.	45,166	5,018,846
Kraft Heinz Co. (The) (a)	148,824	5,844,319
Linde plc (a)	6,853	2,531,841
Medtronic plc (a)	134,987	12,277,068
Nestle SA (Registered)	317,408	40,720,137
Oracle Corp. (a)	77,125	7,305,280
Philip Morris International, Inc. (a)	318,886	31,879,033
Ross Stores, Inc. (a)	18,300	1,953,159
Royal Gold, Inc. (a)	90,423	11,975,622
Sanofi	151,208	16,295,423
Schlumberger NV (a)	153,224	7,561,604
Texas Instruments, Inc. (a)	94,967	15,878,482
Truist Financial Corp. (a)	69,044	2,249,454
UGI Corp.	74,789	2,533,851
Union Pacific Corp. (a)	6,543	1,280,464
Universal Health Services, Inc., Class B	19,258	2,895,440
US Bancorp	318,298	10,911,255
Walmart, Inc. (a)	56,972	8,601,063
Weyerhaeuser Co., REIT	129,131	3,862,308
		419,046,134
Total Common Stocks (Cost $883,266,572)		1,013,976,107
	Principal Amount ($)
Corporate Bonds — 10.2%
Australia — 0.2%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (b)	1,459,000	1,502,186
First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Australia — 0.2% (continued)
Nufarm Australia Ltd. 5.00%, 1/27/2030 (b)	2,595,000	2,306,327
		3,808,513
Canada — 0.8%
Open Text Corp. 3.88%, 2/15/2028 (b)	1,106,000	980,038
Open Text Holdings, Inc. 4.13%, 2/15/2030 (b)	6,065,000	5,178,795
TransCanada PipeLines Ltd. (United States SOFR Compounded Index + 1.52%), 6.36%, 3/9/2026 (c)	3,500,000	3,502,420
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)	4,250,000	4,023,687
		13,684,940
Germany — 0.3%
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (b)(d)	3,879,000	3,491,386
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (b)(d)	1,336,632	1,234,213
		4,725,599
Mexico — 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (b)	14,426,700	12,998,024
Poland — 0.3%
Canpack SA 3.13%, 11/1/2025 (b)	420,000	372,542
3.88%, 11/15/2029 (b)	6,197,000	4,964,251
		5,336,793
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 9/6/2026	2,425,000	2,299,655
United States — 7.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	7,408,000	6,243,277
Aircastle Ltd. 4.40%, 9/25/2023	984,000	975,371

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.8% (continued)
American Airlines, Inc. 5.50%, 4/20/2026 (b)	4,267,833	4,190,986
5.75%, 4/20/2029 (b)	502,000	477,043
American Tower Corp. REIT, 2.40%, 3/15/2025	115,000	109,468
AMN Healthcare, Inc. 4.63%, 10/1/2027 (b)	2,959,000	2,758,904
Aramark Services, Inc. 5.00%, 4/1/2025 (b)	2,141,000	2,119,389
5.00%, 2/1/2028 (b)	194,000	184,766
Ball Corp. 6.88%, 3/15/2028	752,000	781,959
Bank of New York Mellon Corp. (The) Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (c)(e)	5,400,000	4,512,456
Boston Properties LP REIT, 3.20%, 1/15/2025	1,817,000	1,733,598
Carnival Corp. 4.00%, 8/1/2028 (b)	1,206,000	1,045,414
Centene Corp. 4.25%, 12/15/2027	2,873,000	2,745,496
4.63%, 12/15/2029	450,000	424,125
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (b)	2,282,000	2,077,597
3.75%, 3/15/2029 (b)	1,522,000	1,335,457
CITGO Petroleum Corp. 7.00%, 6/15/2025 (b)	8,657,000	8,613,715
6.38%, 6/15/2026 (b)	5,182,000	5,047,164
DCP Midstream Operating LP 6.45%, 11/3/2036 (b)	773,000	810,110
Delta Air Lines, Inc. 4.50%, 10/20/2025 (b)	5,129,186	5,029,987
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	2,910,000	2,578,996
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	1,770,000	1,693,930
4.13%, 4/1/2029 (b)	1,557,000	1,379,239

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.8% (continued)
Embecta Corp. 5.00%, 2/15/2030 (b)	2,393,000	2,064,130
6.75%, 2/15/2030 (b)	2,292,000	2,076,580
HCA, Inc. 5.38%, 2/1/2025	1,500,000	1,500,741
5.88%, 2/15/2026	1,449,000	1,471,550
3.50%, 9/1/2030	1,588,000	1,429,346
Imola Merger Corp. 4.75%, 5/15/2029 (b)	3,133,000	2,713,027
Iron Mountain, Inc. REIT, 4.88%, 9/15/2027 (b)	3,609,000	3,439,725
REIT, 5.25%, 3/15/2028 (b)	1,005,000	966,670
REIT, 5.00%, 7/15/2028 (b)	1,596,000	1,502,195
REIT, 4.88%, 9/15/2029 (b)	1,322,000	1,205,755
KFC Holding Co. 4.75%, 6/1/2027 (b)	1,472,000	1,448,154
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	2,700,000	2,678,484
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	1,583,000	1,449,762
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (b)	4,623,630	4,616,234
MSCI, Inc. 4.00%, 11/15/2029 (b)	2,625,000	2,365,204
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (b)	6,042,000	6,010,373
Post Holdings, Inc. 5.75%, 3/1/2027 (b)	2,867,000	2,849,817
PRA Group, Inc. 7.38%, 9/1/2025 (b)	1,400,000	1,391,098
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (b)	4,405,000	3,995,627
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b)	64,000	44,480
SEG Holding LLC 5.63%, 10/15/2028 (b)	5,461,000	5,174,298
Service Corp. International 4.63%, 12/15/2027	699,000	678,352
5.13%, 6/1/2029	857,000	824,862

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.8% (continued)
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,505,575
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (b)	2,000,000	1,875,412
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,809,538
4.25%, 6/1/2028 (b)	782,000	733,086
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (c)(e)	12,882,000	11,191,238
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	2,978,945	2,978,372
VICI Properties LP REIT, 5.63%, 5/1/2024 (b)	1,586,000	1,578,254
WESCO Distribution, Inc. 7.25%, 6/15/2028 (b)	2,136,000	2,192,538
		133,628,924
Total Corporate Bonds (Cost 184,162,051)		176,482,448
U.S. Treasury Obligations — 9.8%
U.S. Treasury Bonds 6.13%, 11/15/2027 (f)	13,267,400	14,694,682
U.S. Treasury Inflation Linked Notes 0.63%, 1/15/2024	11,840,000	15,052,783
0.13%, 7/15/2024	3,500,000	4,323,612
0.38%, 7/15/2025	12,175,000	15,032,528
0.13%, 4/15/2027	14,230,800	14,411,139
U.S. Treasury Notes 2.63%, 12/31/2023	19,435,700	19,144,164
2.50%, 1/31/2024	14,953,900	14,688,702
1.75%, 6/30/2024	14,117,000	13,657,095
1.75%, 12/31/2024	16,847,000	16,174,436
1.75%, 3/15/2025	8,680,000	8,309,744
2.75%, 6/30/2025	8,500,000	8,281,855

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)		Value ($)
U.S. Treasury Obligations — 9.8% (continued)
0.38%, 12/31/2025		17,607,700	16,113,109
1.75%, 12/31/2026		9,210,000	8,619,625
			168,503,474
Total U.S. Treasury Obligations (Cost 171,947,888)			168,503,474
	Ounces
Commodities — 6.5%
Gold bullion* (Cost $69,007,802)		55,892	111,179,462
	Shares
Master Limited Partnerships — 3.8%
United States — 3.8%
Enterprise Products Partners LP		1,203,180	31,655,666
Magellan Midstream Partners LP		595,232	33,213,946
Total Master Limited Partnerships (Cost 53,608,809)			64,869,612
	Principal Amount ($)
Foreign Government Securities — 1.6%
Brazil — 0.2%
Notas do Tesouro Nacional 10.00%, 1/1/2025	BRL	21,000,000	4,076,467
Colombia — 0.2%
Republic of Colombia 3.00%, 1/30/2030		4,290,000	3,292,381
Italy — 0.2%
Italian Republic Government Bond 2.38%, 10/17/2024		4,300,000	4,116,932
Mexico — 0.4%
Mex Bonos Desarr Fix Rt Series M, 8.00%, 12/7/2023	MXN	68,770,000	3,745,812
Series M, 5.75%, 3/5/2026	MXN	56,800,000	2,860,424
			6,606,236
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 4.75%, 1/18/2028 (b)		800,000	814,144

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)		Value ($)
Singapore — 0.3%
Republic of Singapore 1.25%, 11/1/2026	SGD	7,592,000	5,379,575
South Korea — 0.2%
Republic of Korea 1.25%, 3/10/2026	KRW	4,480,550,000	3,159,752
Total Foreign Government Securities (Cost 27,898,481)			27,445,487
Convertible Preferred Stocks — 1.5%
United States — 1.5%
Bank of America Corp. Series L, 7.25% (e)		10,496	12,426,529
Wells Fargo & Co. Series L, 7.50% (e)		11,123	12,991,998
			25,418,527
Total Convertible Preferred Stocks (Cost 30,438,618)			25,418,527
	Shares
Preferred Stocks — 1.3%
United States — 1.3%
Charles Schwab Corp. (The) Series D, 5.95%, 06/01/23 (e)		46,239	1,163,836
General American Investors Co., Inc. Series B, 5.95%, 06/15/23 (e)		4,712	121,098
MetLife, Inc. Series A, (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 5.87%, 06/15/23 (c)(e)		128,986	3,038,910
Northern Trust Corp. Series E, 4.70%, 01/01/25 (e)		135,349	3,045,352
State Street Corp. Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (c)(e)		89,471	2,274,353
Truist Financial Corp. Series R, 4.75%, 09/01/25 (e)		383,073	8,232,239
US Bancorp Series A, (ICE LIBOR USD 3 Month + 1.02%), 6.28%, 06/15/23 (c)(e)		3,000	2,286,000

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
United States — 1.3% (continued)
Series B, (ICE LIBOR USD 3 Month + 0.60%), 5.86%, 06/15/23 (c)(e)	140,375	2,616,590
Total Preferred Stocks (Cost 24,467,127)		22,778,378
	Principal Amount ($)
Loan Assignments — 0.1%
United States — 0.1%
Aramark Intermediate HoldCo Corp., Term Loan B3 (ICE LIBOR USD 1 Month + 1.75%), 6.77%, 3/11/2025 (c) (Cost $1,068,217)	1,078,328	1,073,206
Short-Term Investments — 5.9%
Commercial Paper — 5.9%
AES Corp. (The) 5.63%, 5/1/2023 (g)	18,678,000	18,669,254
Entergy Corp. 5.00%, 5/1/2023 (b)(g)	8,780,000	8,776,324
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (g)	29,216,000	29,203,422
Global Payments, Inc. 5.63%, 5/1/2023 (g)	13,250,000	13,243,785
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (b)(g)	31,928,000	31,913,303
Total Commercial Paper (Cost $101,852,000)		101,806,088
	Shares
Investment Companies — 0.0% (h)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (i) (Cost $53,878)	53,878	53,878
Total Short-Term Investments (Cost $101,905,878)		101,859,966
Total Investments — 99.6% (Cost $1,547,771,443)		1,713,586,667
Other Assets Less Liabilities — 0.4%		7,172,457
Net Assets — 100.0%		1,720,759,124

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

*  Non-income producing security.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $170,849,662, which represents approximately 9.93% of net assets of the Fund.

(c)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

(d)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2023. The maturity date reflects the next call date.

(f)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(g)  The rate shown was the current yield as of April 30, 2023.

(h)  Represents less than 0.05% of net assets.

(i)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,388,773
Aggregate gross unrealized depreciation	(76,661,226)
Net unrealized appreciation	$164,727,547
Federal income tax cost	$1,547,771,443

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	310,000	USD	383,815	JPMorgan Chase Bank	5/17/2023	$5,920
Total unrealized appreciation						5,920
USD	3,561,387	EUR	3,294,000	JPMorgan Chase Bank	5/17/2023	(71,708)
USD	2,972,345	GBP	2,448,000	JPMorgan Chase Bank	5/17/2023	(105,303)
USD	3,827,250	EUR	3,537,000	UBS AG	6/14/2023	(80,227)
USD	3,578,435	EUR	3,370,000	Bank of New York Mellon	7/19/2023	(151,490)
USD	2,247,672	EUR	2,034,000	Goldman Sachs	8/23/2023	(7,378)
USD	2,494,652	GBP	1,997,000	Goldman Sachs	8/23/2023	(19,817)
Total unrealized depreciation						(435,923)
Net unrealized depreciation						$(430,003)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian Real

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

ICE  — Intercontinental Exchange

KRW  — South Korean Won

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PIK  — Pay in Kind

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

SOFR  — Secured Overnight Financing Rate

USD  — United States Dollar

Written Call Options Contracts as of April 30, 2023:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	90	USD	(1,618,920)	USD	200.00	09/15/2023	(42,570)
Analog Devices, Inc.	Exchange Traded	90	USD	(1,618,920)	USD	210.00	09/15/2023	(24,300)
Analog Devices, Inc.	Exchange Traded	99	USD	(1,780,812)	USD	230.00	09/15/2023	(7,177)
Bank of New York Mellon Corp. (The)	Exchange Traded	328	USD	(1,396,952)	USD	60.00	09/15/2023	(4,920)
Bank of New York Mellon Corp. (The)	Exchange Traded	329	USD	(1,401,211)	USD	65.00	09/15/2023	(4,935)
Becton Dickinson & Co.	Exchange Traded	99	USD	(2,616,669)	USD	270.00	09/15/2023	(107,217)
Becton Dickinson & Co.	Exchange Traded	67	USD	(1,770,877)	USD	290.00	09/15/2023	(26,800)
Becton Dickinson & Co.	Exchange Traded	66	USD	(1,744,446)	USD	300.00	06/16/2023	(8,580)
Becton Dickinson & Co.	Exchange Traded	66	USD	(1,744,446)	USD	300.00	09/15/2023	(10,890)
Boston Properties, Inc., REIT	Exchange Traded	300	USD	(1,600,800)	USD	60.00	07/21/2023	(45,300)
Boston Properties, Inc., REIT	Exchange Traded	300	USD	(1,600,800)	USD	65.00	07/21/2023	(19,500)
CH Robinson Worldwide, Inc.	Exchange Traded	182	USD	(1,835,834)	USD	105.00	07/21/2023	(49,140)
CH Robinson Worldwide, Inc.	Exchange Traded	182	USD	(1,835,834)	USD	110.00	07/21/2023	(23,296)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Written Call Options Contracts as of April 30, 2023: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CH Robinson Worldwide, Inc.	Exchange Traded	178	USD	(1,795,486)	USD	120.00	07/21/2023	(8,010)
CH Robinson Worldwide, Inc.	Exchange Traded	175	USD	(1,765,225)	USD	125.00	07/21/2023	(16,625)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	226	USD	(1,907,892)	USD	90.00	08/18/2023	(37,290)
Colgate-Palmolive Co.	Exchange Traded	223	USD	(1,779,540)	USD	80.00	05/19/2023	(26,760)
Colgate-Palmolive Co.	Exchange Traded	440	USD	(3,511,200)	USD	82.50	08/18/2023	(111,320)
Colgate-Palmolive Co.	Exchange Traded	223	USD	(1,779,540)	USD	85.00	08/18/2023	(28,990)
Colgate-Palmolive Co.	Exchange Traded	196	USD	(1,564,080)	USD	90.00	05/19/2023	(980)
Colgate-Palmolive Co.	Exchange Traded	210	USD	(1,675,800)	USD	90.00	08/18/2023	(10,500)
Comcast Corp., Class A	Exchange Traded	446	USD	(1,845,102)	USD	40.00	05/19/2023	(74,482)
Comcast Corp., Class A	Exchange Traded	446	USD	(1,845,102)	USD	40.00	06/16/2023	(97,674)
Comcast Corp., Class A	Exchange Traded	434	USD	(1,795,458)	USD	50.00	06/16/2023	(2,604)
Comcast Corp., Class A	Exchange Traded	414	USD	(1,712,718)	USD	50.00	07/21/2023	(1,242)
Equity Residential, REIT	Exchange Traded	254	USD	(1,606,550)	USD	75.00	07/21/2023	(20,320)
Exxon Mobil Corp.	Exchange Traded	161	USD	(1,905,274)	USD	120.00	06/16/2023	(54,740)
Exxon Mobil Corp.	Exchange Traded	146	USD	(1,727,764)	USD	125.00	05/19/2023	(5,986)
Exxon Mobil Corp.	Exchange Traded	158	USD	(1,869,772)	USD	125.00	07/21/2023	(47,084)
Exxon Mobil Corp.	Exchange Traded	146	USD	(1,727,764)	USD	130.00	05/19/2023	(1,022)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,715,930)	USD	130.00	06/16/2023	(9,135)
Exxon Mobil Corp.	Exchange Traded	146	USD	(1,727,764)	USD	135.00	05/19/2023	(438)
Exxon Mobil Corp.	Exchange Traded	158	USD	(1,869,772)	USD	135.00	10/20/2023	(46,926)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,715,930)	USD	160.00	01/19/2024	(14,065)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,715,930)	USD	165.00	01/19/2024	(9,425)
Fidelity National Information Services, Inc.	Exchange Traded	516	USD	(3,029,952)	USD	60.00	09/15/2023	(248,712)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Written Call Options Contracts as of April 30, 2023: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	183	USD	(1,775,466)	USD	95.00	09/15/2023	(137,250)
Franco-Nevada Corp.	Exchange Traded	122	USD	(1,851,184)	USD	180.00	07/21/2023	(17,385)
General Dynamics Corp.	Exchange Traded	72	USD	(1,572,048)	USD	290.00	08/18/2023	(8,280)
HCA Healthcare, Inc.	Exchange Traded	135	USD	(3,878,955)	USD	260.00	06/16/2023	(425,250)
HCA Healthcare, Inc.	Exchange Traded	152	USD	(4,367,416)	USD	260.00	09/15/2023	(599,640)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,838,912)	USD	290.00	06/16/2023	(48,000)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,838,912)	USD	300.00	05/19/2023	(7,360)
HCA Healthcare, Inc.	Exchange Traded	62	USD	(1,781,446)	USD	300.00	09/15/2023	(84,940)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,838,912)	USD	310.00	09/15/2023	(63,040)
HCA Healthcare, Inc.	Exchange Traded	65	USD	(1,867,645)	USD	320.00	06/16/2023	(6,987)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,838,912)	USD	320.00	09/15/2023	(38,080)
Kraft Heinz Co. (The)	Exchange Traded	381	USD	(1,496,187)	USD	50.00	07/21/2023	(5,334)
Linde plc	Exchange Traded	68	USD	(2,512,260)	USD	365.00	10/20/2023	(187,680)
Medtronic plc	Exchange Traded	197	USD	(1,791,715)	USD	100.00	08/18/2023	(25,413)
Medtronic plc	Exchange Traded	187	USD	(1,700,765)	USD	105.00	11/17/2023	(32,631)
Nutrien Ltd.	Exchange Traded	237	USD	(1,644,140)	USD	80.00	06/16/2023	(15,168)
Oracle Corp.	Exchange Traded	183	USD	(1,733,376)	USD	95.00	05/19/2023	(30,561)
Oracle Corp.	Exchange Traded	187	USD	(1,771,264)	USD	100.00	06/16/2023	(29,733)
Philip Morris International, Inc.	Exchange Traded	163	USD	(1,629,511)	USD	120.00	09/15/2023	(2,445)
Philip Morris International, Inc.	Exchange Traded	326	USD	(3,259,022)	USD	125.00	09/15/2023	(4,890)
Ross Stores, Inc.	Exchange Traded	183	USD	(1,953,159)	USD	100.00	05/19/2023	(149,145)
Royal Gold, Inc.	Exchange Traded	133	USD	(1,761,452)	USD	170.00	07/21/2023	(8,313)
Royal Gold, Inc.	Exchange Traded	118	USD	(1,562,792)	USD	170.00	10/20/2023	(29,795)
Royal Gold, Inc.	Exchange Traded	133	USD	(1,761,452)	USD	175.00	07/21/2023	(6,318)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2023 (unaudited)

Written Call Options Contracts as of April 30, 2023: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Schlumberger NV	Exchange Traded	326	USD	(1,608,810)	USD	70.00	11/17/2023	(23,472)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	181	USD	(1,525,830)	USD	110.00	05/19/2023	(543)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,571,680)	USD	200.00	07/21/2023	(2,350)
Texas Instruments, Inc.	Exchange Traded	189	USD	(3,160,080)	USD	210.00	07/21/2023	(1,512)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,571,680)	USD	210.00	09/15/2023	(4,700)
Texas Instruments, Inc.	Exchange Traded	91	USD	(1,521,520)	USD	220.00	06/16/2023	(1,638)
Truist Financial Corp.	Exchange Traded	690	USD	(2,248,020)	USD	40.00	06/16/2023	(13,800)
Union Pacific Corp.	Exchange Traded	65	USD	(1,272,050)	USD	220.00	05/19/2023	(650)
Walmart, Inc.	Exchange Traded	113	USD	(1,705,961)	USD	170.00	06/16/2023	(1,017)
Walmart, Inc.	Exchange Traded	113	USD	(1,705,961)	USD	170.00	09/15/2023	(12,995)
Walmart, Inc.	Exchange Traded	111	USD	(1,675,767)	USD	175.00	09/15/2023	(7,160)
								(3,282,430)
							Total Written Options Contracts (Premiums Received ($2,624,756))	(3,282,430)

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle High Income Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Ten-Years
First Eagle High Income Fund	Class I	2.31	2.55	3.00
Bloomberg U.S. Corporate High Yield Index		1.22	3.28	4.01

Asset Allocation* (%)

Sectors* (%)

Industrials	16.6
Energy	13.6
Consumer Discretionary	12.3
Consumer Staples	11.9
Health Care	9.4
Communication Services	6.1
Information Technology	5.7
Financials	5.4
Materials	5.2
Real Estate	3.9
Short-Term Investments	9.9

Countries*~ (%)

United States	75.4
Canada	5.6
Germany	3.6
Mexico	2.3
Poland	1.1
Australia	0.9
United Kingdom	0.6
Singapore	0.6
Short-Term Investments	9.9

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (9.9% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	2.2
Mexico Remittances Funding Fiduciary Estate Management Sarl (Financial Services, Mexico)	1.7
SEG Holding LLC (Consumer Staples Distribution & Retail, United States)	1.7
Pilgrim's Pride Corp. (Food Products, United States)	1.6
Consensus Cloud Solutions, Inc. (Software, United States)	1.5
IHO Verwaltungs GmbH (Automobile Components, Germany)	1.5
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels, Canada)	1.5
Centene Corp. (Health Care Providers & Services, United States)	1.4
Vista Outdoor, Inc. (Leisure Products, United States)	1.4
Sprint LLC (Wireless Telecommunication Services, United States)	1.4
Total	15.9

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 87.8%
Australia — 0.9%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (a)	867,000	892,663
Nufarm Australia Ltd. 5.00%, 1/27/2030 (a)	859,000	763,443
		1,656,106
Canada — 5.5%
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026 (a)	2,000,000	1,850,881
7.00%, 12/31/2027 (a)	932,000	819,160
Open Text Corp. 3.88%, 2/15/2028 (a)	2,190,000	1,940,581
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	393,000	335,576
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,944,000	1,783,620
Ritchie Bros Holdings, Inc. 7.75%, 3/15/2031 (a)	500,000	531,250
TransCanada PipeLines Ltd. (United States SOFR Compounded Index + 1.52%), 6.36%, 3/9/2026 (b)	2,700,000	2,701,866
		9,962,934
Germany — 3.6%
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,640,000	2,409,359
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK) 9/15/2026 (a)(c)	3,041,000	2,737,124
6.00%, (6.00% Cash or 6.75% PIK) 5/15/2027 (a)(c)	780,244	720,458
Mercer International, Inc. 5.13%, 2/1/2029	795,000	663,878
		6,530,819
Mexico — 2.2%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (a)	3,444,700	3,103,571
Petroleos Mexicanos 6.70%, 2/16/2032	1,200,000	923,728
		4,027,299

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Poland — 1.1%
Canpack SA 3.13%, 11/1/2025 (a)	200,000	177,401
3.88%, 11/15/2029 (a)	2,147,000	1,719,904
		1,897,305
Singapore — 0.6%
Avation Capital SA 6.50%, (8.25% Cash or 9.00% PIK) 10/31/2026‡ (a)(c)	1,250,917	1,070,663
United Kingdom — 0.6%
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,600,000	1,119,253
United States — 73.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,114,000	1,781,626
American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,251,333	1,228,801
5.75%, 4/20/2029 (a)	185,000	175,803
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,626,000	2,448,422
4.00%, 4/15/2029 (a)	1,609,000	1,415,920
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	615,000	631,465
5.38%, 6/15/2029 (a)	1,294,000	1,211,681
Antero Resources Corp. 8.38%, 7/15/2026‡ (a)	604,000	629,797
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	623,000	616,711
6.38%, 5/1/2025 (a)	1,163,000	1,163,000
5.00%, 2/1/2028 (a)	57,000	54,287
Arcosa, Inc. 4.38%, 4/15/2029 (a)	163,000	148,480
Arko Corp. 5.13%, 11/15/2029 (a)	1,000,000	810,300
Ashland LLC 3.38%, 9/1/2031 (a)	1,500,000	1,241,025
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	2,000,000	1,761,723
Ball Corp. 6.88%, 3/15/2028	367,000	381,621

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
Boyd Gaming Corp. 4.75%, 12/1/2027	872,000	841,554
4.75%, 6/15/2031 (a)	162,000	148,323
BWX Technologies, Inc. 4.13%, 6/30/2028‡ (a)	1,000,000	915,307
4.13%, 4/15/2029 (a)	653,000	590,965
Carnival Corp. 5.75%, 3/1/2027 (a)	1,242,000	1,022,165
4.00%, 8/1/2028 (a)	424,000	367,542
Centene Corp. 4.25%, 12/15/2027	2,641,000	2,523,792
4.63%, 12/15/2029	809,000	762,483
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	857,000	780,237
3.75%, 3/15/2029 (a)	1,182,000	1,037,129
Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	1,603,000	1,635,060
CITGO Petroleum Corp. 7.00%, 6/15/2025 (a)	3,956,000	3,936,220
6.38%, 6/15/2026 (a)	802,000	781,132
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,079,000	903,379
CNX Resources Corp. 7.38%, 1/15/2031 (a)	250,000	241,204
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	648,000	602,448
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	2,000,000	1,643,760
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (a)	3,000,000	2,758,365
Crestwood Midstream Partners LP 6.00%, 2/1/2029 (a)	1,868,000	1,760,590
7.38%, 2/1/2031 (a)	1,000,000	1,000,000
Crocs, Inc. 4.13%, 8/15/2031 (a)	500,000	422,215
Crown Americas LLC 4.75%, 2/1/2026	1,844,000	1,807,731
Dana, Inc. 5.38%, 11/15/2027	1,255,000	1,179,540

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,234,000	1,945,968
Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	1,997,857	1,959,218
7.38%, 1/15/2026	1,528,000	1,610,465
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,243,000	1,101,612
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,065,000	1,884,911
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	618,000	591,440
4.13%, 4/1/2029 (a)	669,000	592,621
Embecta Corp. 5.00%, 2/15/2030 (a)	801,000	690,919
6.75%, 2/15/2030 (a)	693,000	627,866
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	8,000	7,194
4.38%, 3/31/2029 (a)	871,000	761,620
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	1,000,000	1,010,170
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	1,000,000	930,122
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	2,169,000	2,020,494
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	914,000	841,323
6.75%, 5/1/2029 (a)	308,000	247,891
6.00%, 1/15/2030 (a)	1,000,000	764,913
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	2,000,000	1,881,760
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,000,000	641,020
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	1,240,000	1,155,207
HCA, Inc. 3.50%, 9/1/2030	607,000	546,356
Hertz Corp. (The) 5.00%, 12/1/2029 (a)	2,000,000	1,636,240

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (a)	62,000	50,229
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,184,000	1,025,287
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,500,000	1,295,400
Interface, Inc. 5.50%, 12/1/2028 (a)	2,794,000	2,239,377
International Game Technology plc 5.25%, 1/15/2029 (a)	967,000	927,232
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	785,882
5.00%, 5/15/2027 (a)	1,075,000	1,048,857
Iron Mountain, Inc. REIT, 4.88%, 9/15/2027 (a)	763,000	727,213
REIT, 5.25%, 3/15/2028 (a)	621,000	597,316
REIT, 5.00%, 7/15/2028 (a)	220,000	207,069
REIT, 4.88%, 9/15/2029 (a)	870,000	793,500
REIT, 4.50%, 2/15/2031 (a)	940,000	817,317
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,250,000	1,037,837
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,312,000	1,158,548
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	581,000	569,941
4.13%, 1/31/2030 (a)	1,117,000	1,022,984
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	589,000	343,355
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	250,000	221,984
6.13%, 3/15/2032 (a)	500,000	437,667
MGIC Investment Corp. 5.25%, 8/15/2028	612,000	584,852
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	660,360	659,304
Moog, Inc. 4.25%, 12/15/2027 (a)	155,000	145,729
MSCI, Inc. 4.00%, 11/15/2029 (a)	1,000,000	901,030

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	646,000	583,394
Oxford Finance LLC 6.38%, 2/1/2027 (a)	250,000	232,264
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	1,000,000	835,100
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	2,985,000	2,969,375
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	1,786,000	1,775,296
PRA Group, Inc. 7.38%, 9/1/2025 (a)	2,000,000	1,987,283
Radian Group, Inc. 4.50%, 10/1/2024	645,000	622,425
Range Resources Corp. 4.75%, 2/15/2030 (a)	1,000,000	920,000
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,019,000	924,301
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	596,000	632,506
5.50%, 8/31/2026 (a)	1,000,000	916,719
5.38%, 7/15/2027 (a)	100,000	88,780
8.25%, 1/15/2029 (a)	500,000	526,465
SBA Communications Corp. REIT, 3.88%, 2/15/2027	609,000	568,016
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,452,000	1,704,140
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,252,000	1,170,038
6.13%, 2/1/2028 (a)	250,000	253,675
SEG Holding LLC 5.63%, 10/15/2028 (a)	3,198,000	3,030,105
Service Corp. International 4.63%, 12/15/2027	124,000	120,337
5.13%, 6/1/2029	125,000	120,313
Shea Homes LP 4.75%, 2/15/2028	668,000	607,880
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	1,000,000	1,010,079

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
Sprint LLC 7.88%, 9/15/2023	2,500,000	2,520,238
Staples, Inc. 10.75%, 4/15/2027 (a)	500,000	338,468
Sunoco LP 4.50%, 4/30/2030	2,000,000	1,784,938
Teleflex, Inc. 4.63%, 11/15/2027	1,005,000	967,313
4.25%, 6/1/2028 (a)	1,026,000	961,824
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,250,000	1,024,997
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,138,000	1,795,920
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	1,830,000	1,674,450
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	559,136	559,029
United Airlines, Inc. 4.38%, 4/15/2026 (a)	343,000	327,572
4.63%, 4/15/2029 (a)	229,000	207,251
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,530,000	1,452,276
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	100,000	101,489
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	326,000	281,175
VICI Properties LP REIT, 4.25%, 12/1/2026 (a)	245,000	233,459
REIT, 5.75%, 2/1/2027 (a)	2,415,000	2,399,492
REIT, 3.75%, 2/15/2027 (a)	305,000	285,068
REIT, 4.13%, 8/15/2030 (a)	305,000	271,929
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	3,203,000	2,520,473
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	1,850,000	1,898,968
White Cap Parent LLC 8.25%, (8.25% Cash or 9.00% PIK) 3/15/2026 (a)(c)	1,972,000	1,808,071
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,222,000	1,136,203

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.3% (continued)
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,588,000	1,395,268
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	1,000,000	873,370
		132,826,775
Total Corporate Bonds (Cost 173,108,155)		159,091,154
Loan Assignments — 1.3%
United States — 1.3%
Aramark Intermediate HoldCo Corp., Term Loan B3 (ICE LIBOR USD 1 Month + 1.75%), 6.77%, 3/11/2025 (b)	1,258,050	1,252,074
BJ's Wholesale Club, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.58%, 2/3/2027 (b)	1,070,112	1,071,857
		2,323,931
Total Loan Assignments (Cost 2,315,861)		2,323,931
Short-Term Investments — 9.8%
Commercial Paper — 9.8%
AES Corp. (The) 5.63%, 5/1/2023 (d)	3,269,000	3,267,469
Entergy Corp. 5.00%, 5/1/2023 (a)(d)	1,536,000	1,535,357
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (d)	5,112,000	5,109,799
Global Payments, Inc. 5.63%, 5/1/2023 (d)	2,319,000	2,317,912
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (a)(d)	5,586,000	5,583,429
Total Commercial Paper (Cost $17,822,001)		17,813,966

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle High Income Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (f) (Cost $9,742)	9,742	9,742
Total Short-Term Investments (Cost $17,831,743)		17,823,708
Total Investments — 98.9% (Cost $193,255,759)		179,238,793
Other Assets Less Liabilities — 1.1%		1,938,225
Net Assets — 100.0%		181,177,018

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $143,811,585, which represents approximately 79.38% of net assets of the Fund.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

(c)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(d)  The rate shown was the current yield as of April 30, 2023.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$678,625
Aggregate gross unrealized depreciation	(14,695,591)
Net unrealized depreciation	$(14,016,966)
Federal income tax cost	$193,255,759

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

PIK  — Pay in Kind

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

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First Eagle Rising Dividend Fund (formerly First Eagle Fund of America)

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Rising Dividend Fund is a non-diversified domestic fund that seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. Normally, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in dividends paying equity securities where the dividends are expected to increase over time.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle Rising Dividend	Class A	without sales charge	6.23	3.11	5.53
		with sales charge	0.90	2.06	4.99
S&P 500 Index			2.66	11.45	12.20

Asset Allocation* (%)

Sectors* (%)

Information Technology	20.7
Health Care	19.8
Communication Services	16.0
Consumer Staples	14.7
Industrials	8.9
Consumer Discretionary	8.2
Energy	5.0
Financials	3.4
Real Estate	2.5
Short-Term Investments	0.8

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.8% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Rising Dividend Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Medtronic plc (Health Care Equipment & Supplies, United States)	6.9
Comcast Corp., Class A (Media, United States)	6.8
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	6.6
Oracle Corp. (Software, United States)	5.9
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.5
Philip Morris International, Inc. (Tobacco, United States)	5.1
Colgate-Palmolive Co. (Household Products, United States)	4.6
Alphabet, Inc., Class A (Interactive Media & Services, United States)	4.6
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.5
Home Depot, Inc. (The) (Specialty Retail, United States)	4.5
Total	55.0

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 93.7%
Air Freight & Logistics — 5.3%
CH Robinson Worldwide, Inc.	94,956	9,578,212
Expeditors International of Washington, Inc.	91,832	10,454,155
		20,032,367
Beverages — 3.8%
PepsiCo, Inc.	74,429	14,207,752
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	231,988	9,880,369
Electronic Equipment, Instruments & Components — 4.2%
TE Connectivity Ltd.	130,411	15,958,394
Financial Services — 0.7%
Fidelity National Information Services, Inc.	44,494	2,612,688
Food Products — 1.1%
Nestle SA (Registered)	33,108	4,247,411
Health Care Equipment & Supplies — 10.3%
Becton Dickinson & Co.	49,191	13,001,673
Medtronic plc	283,697	25,802,242
		38,803,915
Health Care Providers & Services — 9.3%
HCA Healthcare, Inc.	49,962	14,355,582
UnitedHealth Group, Inc.	42,191	20,761,769
		35,117,351
Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	50,722	5,797,017
Household Products — 4.6%
Colgate-Palmolive Co.	217,388	17,347,562
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A*	161,035	17,285,497
Meta Platforms, Inc., Class A*	70,487	16,939,436
		34,224,933
IT Services — 0.2%
Accenture plc, Class A	2,702	757,343
Machinery — 3.5%
Schindler Holding AG (Switzerland)	58,574	13,089,640

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Media — 6.9%
Comcast Corp., Class A	622,503	25,752,949
Residential REITs — 2.5%
Equity Residential, REIT	150,608	9,525,956
Semiconductors & Semiconductor Equipment — 7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	44,164	3,723,025
Texas Instruments, Inc.	148,904	24,896,749
		28,619,774
Software — 8.6%
Microsoft Corp.	32,778	10,071,368
Oracle Corp.	234,684	22,229,269
		32,300,637
Specialty Retail — 6.7%
Home Depot, Inc. (The)	55,929	16,808,902
Ross Stores, Inc.	77,026	8,220,985
		25,029,887
Tobacco — 5.2%
Philip Morris International, Inc.	193,614	19,355,591
Total Common Stocks (Cost $302,719,679)		352,661,536
Master Limited Partnerships — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
Enterprise Products Partners LP	352,670	9,278,748
Magellan Midstream Partners LP	169,247	9,443,982
Total Master Limited Partnerships (Cost $17,670,763)		18,722,730
	Principal Amount ($)
Short-Term Investments — 0.8%
Commercial Paper — 0.8%
AES Corp. (The) 5.63%, 5/1/2023 (a)	587,000	586,725
Entergy Corp. 5.00%, 5/1/2023 (a)(b)	276,000	275,885
General Motors Financial Co., Inc. 5.15%, 5/1/2023 (a)	919,000	918,604

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 0.8% (continued)
Global Payments, Inc. 5.63%, 5/1/2023 (a)	417,000	416,805
Walgreens Boots Alliance, Inc. 5.53%, 5/1/2023 (a)(b)	1,004,000	1,003,538
Total Commercial Paper (Cost $3,203,000)		3,201,557
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (d) (Cost $2,542)	2,542	2,542
Total Short-Term Investments (Cost $3,205,542)		3,204,099
Total Investments — 99.5% (Cost $323,595,984)		374,588,365
Other Assets Less Liabilities — 0.5%		1,875,668
Net Assets — 100.0%		376,464,033

*  Non-income producing security.

(a)  The rate shown was the current yield as of April 30, 2023.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2023 amounted to $1,279,423, which represents approximately 0.34% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of April 30, 2023.

Abbreviations

ADR  — American Depositary Receipt

REIT  — Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,797,267
Aggregate gross unrealized depreciation	(2,804,886)
Net unrealized appreciation	$50,992,381
Federal income tax cost	$323,595,984

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

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First Eagle Small Cap Opportunity Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		One-Year	Since Inception (4/27/21)
First Eagle Small Cap Opportunity Fund	Class I	-2.45	-5.35
Russell 2000® Value Index		-7.99	-7.54
Russell 2000® Index		-3.65	-11.04

Asset Allocation* (%)

Sectors* (%)

Industrials	23.7
Consumer Discretionary	16.9
Information Technology	16.4
Health Care	11.7
Energy	7.5
Materials	6.6
Financials	3.5
Real Estate	3.1
Consumer Staples	1.9
Communication Services	1.4
Short-Term Investments	7.3

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (7.3% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

Top 10 Holdings* (%)

Beazer Homes USA, Inc. (Household Durables, United States)	0.9
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	0.9
Louisiana-Pacific Corp. (Paper & Forest Products, United States)	0.9
Lithia Motors, Inc., Class A (Specialty Retail, United States)	0.9
Air Lease Corp. (Trading Companies & Distributors, United States)	0.9
Community Health Systems, Inc. (Health Care Providers & Services, United States)	0.8
Amedisys, Inc. (Health Care Providers & Services, United States)	0.8
Carpenter Technology Corp. (Metals & Mining, United States)	0.8
Patterson Cos., Inc. (Health Care Providers & Services, United States)	0.8
Pacira BioSciences, Inc. (Pharmaceuticals, United States)	0.8
Total	8.5

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 93.1%
Aerospace & Defense — 4.8%
AAR Corp.*	113,100	5,969,418
Astronics Corp.*	324,816	4,787,788
Curtiss-Wright Corp.	24,009	4,077,449
Ducommun, Inc.*	131,271	6,563,550
Hexcel Corp.	77,954	5,618,924
Leonardo DRS, Inc.*	135,737	2,042,842
Mercury Systems, Inc.*	58,712	2,798,801
Spirit AeroSystems Holdings, Inc., Class A	78,121	2,324,881
Triumph Group, Inc.*	418,761	4,526,806
V2X, Inc.*	120,339	5,198,645
		43,909,104
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.*	46,615	2,476,655
Radiant Logistics, Inc.*	228,634	1,508,984
		3,985,639
Automobile Components — 1.2%
Goodyear Tire & Rubber Co. (The)*	518,030	5,527,380
Modine Manufacturing Co.*	170,881	3,573,122
Superior Industries International, Inc.*	399,505	1,961,569
		11,062,071
Banks — 0.5%
Ameris Bancorp	28,963	970,261
Axos Financial, Inc.*	13,403	545,100
Old National Bancorp	82,223	1,102,610
Seacoast Banking Corp. of Florida	89,225	1,979,903
		4,597,874
Biotechnology — 1.0%
CareDx, Inc.*	511,108	4,134,864
Ironwood Pharmaceuticals, Inc.*	478,030	4,976,292
		9,111,156
Building Products — 2.1%
American Woodmark Corp.*	48,085	2,429,254
AZEK Co., Inc. (The)*	185,583	5,036,723

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Building Products — 2.1% (continued)
Gibraltar Industries, Inc.*	72,668	3,636,307
Insteel Industries, Inc.	111,664	3,074,110
PGT Innovations, Inc.*	69,429	1,781,548
Quanex Building Products Corp.	193,733	3,700,300
		19,658,242
Capital Markets — 0.8%
B Riley Financial, Inc.	62,438	1,966,797
Evercore, Inc., Class A	29,424	3,356,395
Moelis & Co., Class A	59,694	2,261,209
		7,584,401
Chemicals — 2.5%
AdvanSix, Inc.	135,731	5,114,344
Huntsman Corp.	155,482	4,165,363
Intrepid Potash, Inc.*	117,980	3,041,524
Livent Corp.*	297,492	6,500,200
LSB Industries, Inc.*	480,764	4,293,223
		23,114,654
Commercial Services & Supplies — 1.7%
ARC Document Solutions, Inc.	93,864	285,347
Harsco Corp.*	145,614	1,000,368
Heritage-Crystal Clean, Inc.*	143,563	5,018,963
Performant Financial Corp.*	994,127	3,220,971
Quest Resource Holding Corp.*	244,601	1,314,730
VSE Corp.	102,211	4,322,503
		15,162,882
Communications Equipment — 2.3%
ADTRAN Holdings, Inc.	471,658	4,301,521
Aviat Networks, Inc.*	143,735	4,715,945
CalAmp Corp.*	588,446	1,494,653
Ceragon Networks Ltd. (Israel)*	266,018	518,735
Clearfield, Inc.*	27,677	1,208,932
Comtech Telecommunications Corp.	188,235	1,948,232
Digi International, Inc.*	57,418	1,731,727
DZS, Inc.*	228,374	1,552,943
First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Communications Equipment — 2.3% (continued)
Lantronix, Inc.*	460,172	1,693,433
PCTEL, Inc.	409,512	1,949,277
		21,115,398
Construction & Engineering — 1.2%
Ameresco, Inc., Class A*	156,908	6,527,373
Arcosa, Inc.	54,037	3,649,659
Orion Group Holdings, Inc.*	513,036	1,221,025
		11,398,057
Consumer Staples Distribution & Retail — 0.9%
Chefs' Warehouse, Inc. (The)*	211,681	7,040,510
Natural Grocers by Vitamin Cottage, Inc.	87,259	941,525
		7,982,035
Diversified Consumer Services — 0.8%
American Public Education, Inc.*	101,694	579,656
Lincoln Educational Services Corp.*	397,151	2,315,390
Regis Corp.*	1,459,188	1,823,985
Universal Technical Institute, Inc.*	329,919	2,329,228
		7,048,259
Diversified REITs — 1.0%
Alexander & Baldwin, Inc., REIT	218,055	4,193,198
Armada Hoffler Properties, Inc., REIT	460,785	5,400,400
		9,593,598
Electrical Equipment — 1.2%
Babcock & Wilcox Enterprises, Inc.*	61,497	382,511
EnerSys	34,430	2,856,657
Generac Holdings, Inc.*	62,101	6,347,964
LSI Industries, Inc.	81,640	1,036,012
Orion Energy Systems, Inc.*	328,699	506,197
		11,129,341
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.	74,237	6,421,500
Airgain, Inc.*	314,947	1,848,739
Avnet, Inc.	33,477	1,381,261
Belden, Inc.	77,971	6,151,132

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 3.5% (continued)
Coherent Corp.*	213,735	7,296,913
Fabrinet (Thailand)*	31,026	2,945,919
Iteris, Inc.*	429,462	1,979,820
TTM Technologies, Inc.*	341,515	4,033,292
VIA Optronics AG, ADR (Germany)*	163,472	436,470
		32,495,046
Energy Equipment & Services — 3.3%
Archrock, Inc.	29,070	299,130
DMC Global, Inc.*	107,336	2,032,944
Helix Energy Solutions Group, Inc.*	308,428	2,236,103
Helmerich & Payne, Inc.	38,477	1,275,897
Liberty Energy, Inc., Class A	187,053	2,396,149
Newpark Resources, Inc.*	179,283	717,132
NexTier Oilfield Solutions, Inc.*	272,900	2,205,032
NOV, Inc.	172,963	2,897,130
Oil States International, Inc.*	668,870	4,708,845
ProPetro Holding Corp.*	669,127	4,643,741
RPC, Inc.	230,014	1,699,804
US Silica Holdings, Inc.*	366,582	4,783,895
		29,895,802
Financial Services — 0.9%
NMI Holdings, Inc., Class A*	167,996	3,931,107
Radian Group, Inc.	134,779	3,271,086
Walker & Dunlop, Inc.	10,988	739,602
		7,941,795
Food Products — 1.1%
Hain Celestial Group, Inc. (The)*	159,115	2,852,932
Ingredion, Inc.	25,763	2,735,258
Real Good Food Co., Inc. (The), Class A*	290,768	1,142,718
Utz Brands, Inc.	168,739	3,190,854
		9,921,762
Ground Transportation — 0.7%
Daseke, Inc.*	444,861	3,638,963
Heartland Express, Inc.	175,657	2,543,513
		6,182,476

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.*	486,466	1,624,797
Artivion, Inc.*	258,828	3,589,944
Neuronetics, Inc.*	463,854	1,062,226
Orthofix Medical, Inc.*	140,466	2,644,975
QuidelOrtho Corp.*	74,844	6,732,218
Sight Sciences, Inc.*	301,024	2,910,902
Tactile Systems Technology, Inc.*	160,045	2,917,620
		21,482,682
Health Care Providers & Services — 6.6%
Acadia Healthcare Co., Inc.*	40,100	2,898,829
AdaptHealth Corp.*	126,973	1,508,439
Addus HomeCare Corp.*	12,260	1,002,132
Amedisys, Inc.*	94,631	7,598,869
Brookdale Senior Living, Inc.*	864,168	3,707,281
Community Health Systems, Inc.*	1,229,192	7,793,077
Enhabit, Inc.*	233,153	2,856,124
InfuSystem Holdings, Inc.*	224,417	2,102,787
Option Care Health, Inc.*	113,928	3,662,785
Patterson Cos., Inc.	278,164	7,541,026
Pennant Group, Inc. (The)*	240,625	3,337,469
Quipt Home Medical Corp.*	320,135	1,917,609
RadNet, Inc.*	43,977	1,216,404
Select Medical Holdings Corp.	63,768	1,944,924
Surgery Partners, Inc.*	89,289	3,541,202
Tenet Healthcare Corp.*	113,721	8,338,024
		60,966,981
Health Care REITs — 0.6%
Physicians Realty Trust, REIT	407,195	5,871,752
Health Care Technology — 0.4%
Health Catalyst, Inc.*	90,174	1,136,192
HealthStream, Inc.	70,578	1,739,042
iCAD, Inc.*	623,424	903,965
		3,779,199

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Hotel & Resort REITs — 0.5%
Chatham Lodging Trust, REIT	162,555	1,664,563
Park Hotels & Resorts, Inc., REIT	126,615	1,525,711
Pebblebrook Hotel Trust, REIT	128,905	1,834,318
		5,024,592
Hotels, Restaurants & Leisure — 4.9%
BJ's Restaurants, Inc.*	107,953	3,512,791
Bloomin' Brands, Inc.	138,408	3,428,366
Cheesecake Factory, Inc. (The)	160,972	5,423,147
Chuy's Holdings, Inc.*	163,943	5,718,332
Cracker Barrel Old Country Store, Inc.	37,295	3,959,237
Denny's Corp.*	466,926	5,234,241
Dine Brands Global, Inc.	15,653	1,016,349
Noodles & Co., Class A*	419,144	2,070,571
ONE Group Hospitality, Inc. (The)*	250,723	1,963,161
Potbelly Corp.*	392,609	4,114,542
Red Robin Gourmet Burgers, Inc.*	211,884	2,769,324
Ruth's Hospitality Group, Inc.	195,728	3,162,965
Six Flags Entertainment Corp.*	108,601	2,635,746
		45,008,772
Household Durables — 4.7%
Beazer Homes USA, Inc.*	403,725	8,603,380
Cavco Industries, Inc.*	12,123	3,639,567
Century Communities, Inc.	81,980	5,520,533
Dixie Group, Inc. (The)*	213,469	155,832
LGI Homes, Inc.*	51,593	6,129,249
MDC Holdings, Inc.	94,825	3,884,980
Skyline Champion Corp.*	54,662	4,054,281
Snap One Holdings Corp.*	147,453	1,439,141
Sonos, Inc.*	118,643	2,508,113
Toll Brothers, Inc.	86,344	5,518,245
Vizio Holding Corp., Class A*	226,291	1,939,314
		43,392,635

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Insurance — 1.3%
Old Republic International Corp.	197,272	4,985,063
Stewart Information Services Corp.	173,481	7,225,484
		12,210,547
Interactive Media & Services — 0.9%
Cars.com, Inc.*	195,428	3,824,526
EverQuote, Inc., Class A*	301,434	2,100,995
QuinStreet, Inc.*	221,997	2,466,387
		8,391,908
IT Services — 0.4%
Squarespace, Inc., Class A*	110,087	3,423,706
Leisure Products — 0.7%
Clarus Corp.	186,323	1,812,923
Topgolf Callaway Brands Corp.*	223,642	4,958,143
		6,771,066
Machinery — 5.4%
Astec Industries, Inc.	110,913	4,578,489
Barnes Group, Inc.	158,845	6,676,256
Blue Bird Corp.*	167,966	3,140,964
CIRCOR International, Inc.*	181,286	5,047,002
Columbus McKinnon Corp.	152,797	5,303,584
EnPro Industries, Inc.	60,677	5,720,021
Graham Corp.*	136,436	1,755,931
John Bean Technologies Corp.	50,365	5,475,179
Luxfer Holdings plc (United Kingdom)	151,791	2,314,813
Manitex International, Inc.*	209,834	1,084,842
Park-Ohio Holdings Corp.	98,131	1,272,759
Shyft Group, Inc. (The)	92,603	2,322,483
Trinity Industries, Inc.	174,193	4,171,922
Wabash National Corp.	41,845	1,074,161
		49,938,406
Media — 0.5%
Magnite, Inc.*	349,100	3,281,540
Marchex, Inc., Class B*	478,344	894,503
		4,176,043

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 3.2%
Carpenter Technology Corp.	143,757	7,581,744
Century Aluminum Co.*	339,585	2,917,035
Coeur Mining, Inc.*	941,156	3,199,931
Commercial Metals Co.	79,638	3,718,298
Ferroglobe plc*	747,421	3,019,581
Haynes International, Inc.	86,570	4,069,656
Hecla Mining Co.	845,582	5,115,771
		29,622,016
Oil, Gas & Consumable Fuels — 4.3%
Callon Petroleum Co.*	200,748	6,652,789
Chesapeake Energy Corp.	25,532	2,110,986
Dorian LPG Ltd.	120,179	2,670,377
Earthstone Energy, Inc., Class A*	333,997	4,528,999
Enviva, Inc.	200,799	4,317,178
Matador Resources Co.	127,989	6,275,301
Navigator Holdings Ltd.*	361,717	4,995,312
PBF Energy, Inc., Class A	57,018	1,987,647
Permian Resources Corp.	313,888	3,280,130
SM Energy Co.	95,419	2,679,366
		39,498,085
Paper & Forest Products — 0.9%
Louisiana-Pacific Corp.	135,062	8,068,604
Passenger Airlines — 1.8%
Alaska Air Group, Inc.*	125,471	5,452,970
Allegiant Travel Co.*	56,474	5,868,213
JetBlue Airways Corp.*	698,709	4,988,782
		16,309,965
Pharmaceuticals — 1.4%
Assertio Holdings, Inc.*	816,557	4,499,229
Pacira BioSciences, Inc.*	165,841	7,514,256
Societal CDMO, Inc.*	1,462,358	1,067,814
		13,081,299

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Professional Services — 0.3%
GEE Group, Inc.*	1,062,770	526,071
Heidrick & Struggles International, Inc.	73,567	1,847,268
		2,373,339
Retail REITs — 0.9%
Macerich Co. (The), REIT	153,600	1,534,464
Tanger Factory Outlet Centers, Inc., REIT	104,334	2,045,990
Whitestone REIT, REIT	499,091	4,466,864
		8,047,318
Semiconductors & Semiconductor Equipment — 7.9%
Alpha & Omega Semiconductor Ltd.*	247,998	5,922,192
Amkor Technology, Inc.	178,891	4,001,792
Amtech Systems, Inc.*	333,052	2,874,239
Axcelis Technologies, Inc.*	18,155	2,147,737
Cohu, Inc.*	132,142	4,471,685
Diodes, Inc.*	52,449	4,180,185
Everspin Technologies, Inc.*	183,583	1,141,886
FormFactor, Inc.*	208,551	5,695,528
Ichor Holdings Ltd.*	204,407	5,692,735
inTEST Corp.*	262,670	4,990,730
Kulicke & Soffa Industries, Inc. (Singapore)	85,434	4,071,784
MKS Instruments, Inc.	67,237	5,639,167
Onto Innovation, Inc.*	80,464	6,515,975
SMART Global Holdings, Inc.*	310,714	4,791,210
Ultra Clean Holdings, Inc.*	182,497	5,208,464
Veeco Instruments, Inc.*	290,294	5,347,216
		72,692,525
Software — 2.4%
Digital Turbine, Inc.*	392,700	4,606,371
Everbridge, Inc.*	215,506	5,663,498
SecureWorks Corp., Class A*	477,028	4,326,644
Synchronoss Technologies, Inc.*	934,467	826,069
Upland Software, Inc.*	293,124	1,075,765
Yext, Inc.*	473,834	4,160,262
Zeta Global Holdings Corp., Class A*	126,651	1,229,781
		21,888,390

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Specialty Retail — 3.4%
America's Car-Mart, Inc.*	26,606	2,138,856
CarParts.com, Inc.*	733,555	3,477,051
Container Store Group, Inc. (The)*	487,081	1,505,080
Lithia Motors, Inc., Class A	35,792	7,906,095
RH*	9,768	2,492,110
Shoe Carnival, Inc.	193,676	4,502,967
Sportsman's Warehouse Holdings, Inc.*	312,851	1,945,933
Tile Shop Holdings, Inc.*	208,192	976,421
Tilly's, Inc., Class A*	279,493	2,098,992
Zumiez, Inc.*	221,830	3,878,698
		30,922,203
Textiles, Apparel & Luxury Goods — 1.3%
Skechers USA, Inc., Class A*	17,028	905,719
Steven Madden Ltd.	134,592	4,716,104
Unifi, Inc.*	716,292	6,289,044
		11,910,867
Trading Companies & Distributors — 4.2%
Air Lease Corp.	196,387	7,898,685
FTAI Aviation Ltd.	196,389	5,587,267
H&E Equipment Services, Inc.	115,754	4,225,021
Herc Holdings, Inc.	69,715	6,972,894
NOW, Inc.*	232,719	2,483,112
Titan Machinery, Inc.*	145,843	4,572,178
Univar Solutions, Inc.*	73,459	2,607,795
WESCO International, Inc.	30,920	4,452,480
		38,799,432
Total Common Stocks (Cost $857,124,477)		856,541,924
	Number of Rights
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,802)	44,841	—

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 7.3%
Investment Companies — 7.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (c) (Cost $67,626,761)	67,626,761	67,626,761
Total Investments — 100.4% (Cost $924,779,040)		924,168,685
Liabilities in Excess of Other Assets — (0.4%)		(3,697,058)
Net Assets — 100.0%		920,471,627

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security fair valued as of April 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,752,079
Aggregate gross unrealized depreciation	(75,362,434)
Net unrealized depreciation	$(610,355)
Federal income tax cost	$924,779,040

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

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First Eagle U.S. Smid Cap Opportunity Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		Since Inception (8/15/22)
First Eagle U.S. Smid Cap Opportunity Fund	Class I	-8.62
Russell 2500TM Value Index		-9.49
Russell 2500TM Index		-8.71

Asset Allocation* (%)

Sectors* (%)

Consumer Discretionary	21.8
Industrials	21.6
Health Care	16.1
Information Technology	12.2
Energy	6.3
Consumer Staples	6.0
Financials	5.9
Materials	5.6
Short-Term Investments	4.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (4.5% of total investments), such as U.S. treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Smid Cap Opportunity Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Russell 2500TM Value Index is a widely followed, unmanaged index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe, commonly referred to as "smid" cap. It includes those Russell 2500 TM companies with relatively low price-to-book ratios and lower forecasted growth values. The Russell 2500TM Value Index is completely reconstituted annually. One cannot invest directly in an index.

The Russell 2500TM Index is a widely followed, unmanaged index that measures the performance of the smid cap segment of the U.S. equity universe. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index is completely reconstituted annually. One cannot invest directly in an index.

Top 10 Holdings* (%)

Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.7
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.5
Performance Food Group Co. (Consumer Staples Distribution & Retail, United States)	2.3
Generac Holdings, Inc. (Electrical Equipment, United States)	2.2
Air Lease Corp. (Trading Companies & Distributors, United States)	2.2
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels, United States)	2.1
Curtiss-Wright Corp. (Aerospace & Defense, United States)	2.1
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	2.1
Lennox International, Inc. (Building Products, United States)	2.1
Pacira BioSciences, Inc. (Pharmaceuticals, United States)	2.0
Total	22.3

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 95.6%
Aerospace & Defense — 4.2%
Curtiss-Wright Corp.	3,376	573,346
Mercury Systems, Inc.*	6,753	321,915
Spirit AeroSystems Holdings, Inc., Class A	8,485	252,514
		1,147,775
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.*	6,198	329,300
Automobile Components — 1.0%
Goodyear Tire & Rubber Co. (The)*	25,508	272,170
Biotechnology — 0.5%
CareDx, Inc.*	16,815	136,033
Building Products — 3.3%
AZEK Co., Inc. (The)*	12,025	326,359
Lennox International, Inc.	1,973	556,208
		882,567
Capital Markets — 1.7%
Evercore, Inc., Class A	2,312	263,730
Raymond James Financial, Inc.	2,092	189,389
		453,119
Chemicals — 3.9%
Huntsman Corp.	10,417	279,072
International Flavors & Fragrances, Inc.	4,699	455,615
Westlake Corp.	2,827	321,656
		1,056,343
Communications Equipment — 1.9%
Ciena Corp.*	11,150	513,346
Construction & Engineering — 1.0%
Ameresco, Inc., Class A*	6,271	260,874
Consumer Staples Distribution & Retail — 4.2%
Casey's General Stores, Inc.	2,227	509,582
Performance Food Group Co.*	9,900	620,631
		1,130,213
Containers & Packaging — 0.3%
Sealed Air Corp.	1,442	69,202

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Electrical Equipment — 3.9%
EnerSys	5,701	473,012
Generac Holdings, Inc.*	5,802	593,080
		1,066,092
Electronic Equipment, Instruments & Components — 2.9%
Belden, Inc.	4,125	325,421
Coherent Corp.*	13,739	469,050
		794,471
Financial Services — 2.7%
Radian Group, Inc.	19,079	463,047
Rocket Cos., Inc., Class A*	29,835	265,830
		728,877
Food Products — 1.8%
Ingredion, Inc.	4,563	484,454
Ground Transportation — 1.3%
XPO, Inc.*	8,017	354,191
Health Care Equipment & Supplies — 3.1%
QuidelOrtho Corp.*	3,695	332,365
Zimmer Biomet Holdings, Inc.	3,682	509,736
		842,101
Health Care Providers & Services — 8.4%
Amedisys, Inc.*	4,520	362,956
Cardinal Health, Inc.	8,088	664,025
Quest Diagnostics, Inc.	3,555	493,469
Tenet Healthcare Corp.*	10,105	740,899
		2,261,349
Hotels, Restaurants & Leisure — 7.9%
Aramark	12,980	450,406
Cheesecake Factory, Inc. (The)	13,379	450,738
Chuy's Holdings, Inc.*	9,573	333,906
Cracker Barrel Old Country Store, Inc.	4,260	452,242
Denny's Corp.*	20,882	234,087
Vail Resorts, Inc.	861	207,088
		2,128,467

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Household Durables — 4.5%
Beazer Homes USA, Inc.*	20,189	430,228
LGI Homes, Inc.*	4,270	507,276
Toll Brothers, Inc.	4,497	287,403
		1,224,907
Insurance — 1.5%
Old Republic International Corp.	16,476	416,348
IT Services — 0.8%
Amdocs Ltd.	2,331	212,704
Leisure Products — 1.5%
Topgolf Callaway Brands Corp.*	17,781	394,205
Life Sciences Tools & Services — 2.1%
Avantor, Inc.*	14,725	286,843
PerkinElmer, Inc.	2,224	290,210
		577,053
Machinery — 4.6%
Donaldson Co., Inc.	6,682	424,641
Dover Corp.	3,513	513,460
Ingersoll Rand, Inc.	5,176	295,136
		1,233,237
Metals & Mining — 1.4%
Cleveland-Cliffs, Inc.*	25,553	393,005
Oil, Gas & Consumable Fuels — 6.3%
Chesapeake Energy Corp.	6,938	573,634
HF Sinclair Corp.	9,883	435,939
Matador Resources Co.	8,567	420,040
Permian Resources Corp.	26,882	280,917
		1,710,530
Pharmaceuticals — 2.0%
Pacira BioSciences, Inc.*	11,952	541,545
Semiconductors & Semiconductor Equipment — 6.6%
Amkor Technology, Inc.	17,676	395,412
MKS Instruments, Inc.	6,820	571,994
ON Semiconductor Corp.*	6,879	495,013
Onto Innovation, Inc.*	3,834	310,477
		1,772,896

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Specialty Retail — 4.8%
Advance Auto Parts, Inc.	2,140	268,634
Chewy, Inc., Class A*	9,563	296,549
Lithia Motors, Inc., Class A	1,979	437,141
RH*	1,109	282,939
		1,285,263
Textiles, Apparel & Luxury Goods — 2.2%
Deckers Outdoor Corp.*	391	187,422
Skechers USA, Inc., Class A*	2,207	117,390
Steven Madden Ltd.	8,078	283,053
		587,865
Trading Companies & Distributors — 2.1%
Air Lease Corp.	14,452	581,259
Total Common Stocks (Cost $25,202,059)		25,841,761
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.86% (a) (Cost $1,218,767)	1,218,767	1,218,767
Total Investments — 100.1% (Cost $26,420,826)		27,060,528
Liabilities in Excess of Other Assets — (0.1%)		(29,494)
Net Assets — 100.0%		27,031,034

*  Non-income producing security.

(a)  Represents 7-day effective yield as of April 30, 2023.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,341,484
Aggregate gross unrealized depreciation	(701,782)
Net unrealized appreciation	$639,702
Federal income tax cost	$26,420,826

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund

Fund Overview

Data as of April 30, 2023 (unaudited)

Investment Objective

The First Eagle Global Real Assets Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		One-Year	Since Inception (11/30/21)
First Eagle Global Real Assets Fund	Class I	1.35	3.72
MSCI World Index		3.18	-4.58
Consumer Price Index +400bps		8.35	10.01

Asset Allocation* (%)

Sectors* (%)

Materials	21.8
Energy	21.7
Real Estate	18.9
Commodities	10.5
Industrials	9.0
Utilities	6.8
Consumer Staples	2.7
Communication Services	2.2
Health Care	1.4
U.S. Treasury Obligations	1.0
Consumer Discretionary	0.9
Investment Funds	0.8
Information Technology	0.5
Short-Term Investments	1.8

Countries*~ (%)

United States	53.3
Canada	9.7
United Kingdom	6.2
Japan	4.7
Hong Kong	4.0
Mexico	3.2
Singapore	2.7
Australia	2.6
Brazil	2.0
Germany	1.9
Spain	1.6
Netherlands	1.5
Faroe Islands	1.1
France	1.1
Belgium	0.9
Ireland	0.6
Israel	0.6
South Korea	0.5
Russia	0.0
Short-Term Investments	1.8

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (1.8% of total investments), such as U.S. treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.5
Schlumberger NV (Energy Equipment & Services, United States)	3.6
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.1
United Utilities Group plc (Water Utilities, United Kingdom)	3.0
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.8
Glencore plc (Metals & Mining, Australia)	2.6
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5
NOV, Inc. (Energy Equipment & Services, United States)	2.2
Komatsu Ltd. (Machinery, Japan)	2.1
Wheaton Precious Metals Corp. (Metals & Mining, Brazil)	2.1
Total	34.5

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 82.3%
Australia — 2.6%
Glencore plc	49,381	291,478
Belgium — 0.9%
Shurgard Self Storage Ltd., REIT	1,959	101,293
Brazil — 2.0%
Wheaton Precious Metals Corp.	4,705	232,151
Canada — 9.7%
Canadian National Railway Co.	1,552	185,001
Canadian Pacific Kansas City Ltd.	2,146	169,165
Franco-Nevada Corp.	1,137	172,524
Imperial Oil Ltd.	5,515	281,113
Nutrien Ltd.	3,266	226,572
StorageVault Canada, Inc.	16,844	71,983
		1,106,358
Faroe Islands — 1.1%
Bakkafrost P/F	1,747	127,369
France — 1.1%
Air Liquide SA	659	118,548
Germany — 1.9%
FUCHS PETROLUB SE (Preference)	5,518	217,999
Hong Kong — 4.0%
CK Asset Holdings Ltd.	29,000	171,481
Guoco Group Ltd.	6,000	50,721
Hongkong Land Holdings Ltd.	35,300	157,101
Hysan Development Co. Ltd.	26,000	73,477
		452,780
Ireland — 0.7%
CRH plc	1,516	73,153
Israel — 0.6%
ICL Group Ltd.	11,589	71,620
Japan — 4.7%
Kansai Paint Co. Ltd.	10,400	146,619
Komatsu Ltd.	9,700	241,238

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Japan — 4.7% (continued)
Mitsubishi Estate Co. Ltd.	5,700	70,249
Shin-Etsu Chemical Co. Ltd.	2,600	74,193
		532,299
Mexico — 3.2%
GMexico Transportes SAB de CV	17,656	40,724
Grupo Mexico SAB de CV, Series B	65,017	319,706
		360,430
Netherlands — 1.4%
Shell plc	5,288	163,477
Russia — 0.0% (a)
Alrosa PJSC*‡ (b)	48,132	—
Singapore — 2.7%
Sheng Siong Group Ltd.	89,700	119,132
UOL Group Ltd.	36,300	189,372
		308,504
South Korea — 0.5%
Samsung Electronics Co. Ltd. (Preference)	1,337	55,893
Spain — 1.6%
Aena SME SA* (c)	1,085	182,732
United Kingdom — 6.2%
Berkeley Group Holdings plc	1,931	108,063
Big Yellow Group plc, REIT	6,124	94,266
Great Portland Estates plc, REIT	5,551	37,218
Severn Trent plc	2,643	97,351
United Utilities Group plc	24,876	337,928
Victrex plc	1,445	30,534
		705,360
United States — 37.4%
American Homes 4 Rent, Class A, REIT	6,947	231,057
American Water Works Co., Inc.	197	29,205
Ball Corp.	664	35,311
Boston Properties, Inc., REIT	1,771	94,501
Charter Communications, Inc., Class A*	504	185,825
Chevron Corp.	1,063	179,200

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
United States — 37.4% (continued)
Comcast Corp., Class A	1,529	63,255
Cummins, Inc.	446	104,828
Deere & Co.	130	49,143
Douglas Emmett, Inc., REIT	7,915	101,945
EOG Resources, Inc.	585	69,890
Equinix, Inc., REIT	201	145,540
Equity Residential, REIT	3,122	197,466
Extra Space Storage, Inc., REIT	374	56,863
Exxon Mobil Corp.	2,996	354,547
HCA Healthcare, Inc.	556	159,755
IDACORP, Inc.	1,089	121,010
Ivanhoe Electric, Inc.*	2,250	26,797
Mid-America Apartment Communities, Inc., REIT	825	126,885
NOV, Inc.	15,189	254,416
Phillips 66	1,664	164,736
PPG Industries, Inc.	633	88,785
Royal Gold, Inc.	1,453	192,435
RPM International, Inc.	1,942	159,302
SBA Communications Corp., REIT	680	177,405
Schlumberger NV	8,291	409,161
Terreno Realty Corp., REIT	832	51,243
UGI Corp.	5,612	190,135
Walmart, Inc.	400	60,388
Williams Cos., Inc. (The)	5,826	176,295
		4,257,324
Total Common Stocks (Cost $9,016,323)		9,358,768
	Ounces
Commodities — 10.5%
Gold bullion* (Cost $1,072,789)	602	1,196,611

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

Investments	Shares	Value ($)
Master Limited Partnerships — 3.6%
United States — 3.6%
Enterprise Products Partners LP	8,209	215,979
Magellan Midstream Partners LP	3,465	193,347
Total Master Limited Partnerships (Cost $349,842)		409,326
	Principal Amount ($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2027 (Cost $109,929)	107,000	108,356
	Shares
Exchange Traded Funds — 0.8%
United States
iShares Gold Trust (Cost $81,555)	2,356	88,845
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (d) (Cost $209,197)	209,197	209,197
Total Investments — 100.0% (Cost $10,839,635)		11,371,103
Other Assets Less Liabilities — 0.0% (a)		1,153
Net Assets — 100.0%		11,372,256

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security fair valued as of April 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)  Represents 7-day effective yield as of April 30, 2023.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2023 (unaudited)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,172,266
Aggregate gross unrealized depreciation	(640,798)
Net unrealized appreciation	$531,468
Federal income tax cost	$10,839,635

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

This page was intentionally left blank.

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$28,586,172,143	$8,556,649,904
Investments in affiliates	2,430,105,857	355,941,575
Gold bullion	2,902,970,315	663,216,747
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	40,571,366,117	10,953,116,005
Investments in affiliates	2,384,556,788	538,638,497
Gold bullion	5,499,742,271	1,442,112,761
Silver bullion	—	—
Unrealized appreciation on forward foreign currency exchange contracts	231,247	97,025
Receivable for investment securities sold	39,576,530	18,294,306
Foreign tax reclaims receivable	42,177,320	21,706,231
Receivable for Fund shares sold	47,521,702	23,081,197
Accrued interest and dividends receivable	136,793,703	61,617,258
Investment for trustee deferred compensation plan (Note 2)	6,747,807	3,702,326
Due from adviser	—	—
Other assets	165,392	52,645
Total Assets	48,728,878,877	13,062,418,251
Liabilities
Investment advisory fees payable (Note 2)	29,748,846	7,977,942
Due to custodian	—	297
Payable for investment securities purchased	32,362,639	15,295,142
Distribution fees payable (Note 3)	3,933,179	371,788
Administrative fees payable (Note 2)	704,901	267,409
Trustee deferred compensation plan (Note 2)	6,747,807	3,702,326
Service fees payable (Note 3)	362,158	19,409
Trustee fees payable	237,290	72,768
IRS compliance fees for foreign withholding tax claims payable	20,941,890	34,796,781
Unrealized depreciation on forward foreign currency exchange contracts	13,191,642	6,777,300
Payable for Fund shares redeemed	30,359,020	9,250,764
Accrued expenses and other liabilities	13,309,412	4,448,301
Total Liabilities	151,898,784	82,980,227
Net Assets	$48,576,980,093	$12,979,438,024
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$774,381	$521,146
Capital surplus	33,485,940,153	9,920,450,151
Total distributable earnings (losses)	15,090,265,559	3,058,466,727
Net Assets	$48,576,980,093	$12,979,438,024

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$668,803,326	$1,175,089,496
Investments in affiliates	—	202,629,044
Gold bullion	78,780,493	163,695,617
Silver bullion	—	77,535,280
Investments, at Value (Note 1)
Investments in non-affiliates	1,052,463,216	1,766,566,682
Investments in affiliates	—	271,616,530
Gold bullion	144,274,124	323,614,184
Silver bullion	—	115,083,697
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	20,167,741
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	859,758	7,142,287
Accrued interest and dividends receivable	879,506	569,422
Investment for trustee deferred compensation plan (Note 2)	3,886,618	280,210
Due from adviser	48,751	—
Other assets	12,664	17,402
Total Assets	1,202,424,637	2,505,058,155
Liabilities
Investment advisory fees payable (Note 2)	731,238	1,560,094
Due to custodian	—	624
Payable for investment securities purchased	—	8,269,996
Distribution fees payable (Note 3)	136,334	223,657
Administrative fees payable (Note 2)	62,919	47,051
Trustee deferred compensation plan (Note 2)	3,886,618	280,210
Service fees payable (Note 3)	6,962	28,130
Trustee fees payable	6,538	9,490
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	900,466	6,496,609
Accrued expenses and other liabilities	323,941	556,791
Total Liabilities	6,055,016	17,472,652
Net Assets	$1,196,369,621	$2,487,585,503
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$62,437	$95,490
Capital surplus	698,701,512	2,344,799,992
Total distributable earnings (losses)	497,605,672	142,690,021
Net Assets	$1,196,369,621	$2,487,585,503

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$13,923,802,528		$1,520,840,335
Shares outstanding	222,515,185		62,429,047
Net asset value per share and redemption proceeds per share	$62.57		$24.36
Offering price per share (NAV per share plus maximum sales charge)**	$65.86	(1)	$25.64	(1)
Class C
Net assets	$1,743,636,586		$92,408,093
Shares outstanding	29,182,557		3,999,790
Net asset value per share and redemption proceeds per share	$59.75		$23.10
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$59.15		$22.87
Class I
Net assets	$30,862,614,730		$9,961,155,025
Shares outstanding	490,182,522		398,506,890
Net asset value per share and redemption proceeds per share	$62.96		$25.00
Class R3
Net assets	$4,543,894		$393,443
Shares outstanding	72,693		15,830
Net asset value per share and redemption proceeds per share	$62.51		$24.85
Class R4
Net assets	$1,502,768		$5,117,592
Shares outstanding	23,867		205,613
Net asset value per share and redemption proceeds per share	$62.96		$24.89
Class R5
Net assets	$117,638		$31,677
Shares outstanding	1,896		1,272
Net asset value per share and redemption proceeds per share	$62.04	(3)	$24.92	(3)
Class R6
Net assets	$2,040,761,949		$1,399,491,859
Shares outstanding	32,402,484		55,987,893
Net asset value per share and redemption proceeds per share	$62.98		$25.00

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4 and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

(3)  Net asset value may not recalculate due to rounding of fractional shares.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$565,797,471		$665,413,245
Shares outstanding	29,820,839		25,981,625
Net asset value per share and redemption proceeds per share	$18.97		$25.61
Offering price per share (NAV per share plus maximum sales charge)**	$19.97	(1)	$26.96	(1)
Class C
Net assets	$33,404,312		$132,723,046
Shares outstanding	1,869,076		5,728,067
Net asset value per share and redemption proceeds per share	$17.87		$23.17
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$17.69		$22.94
Class I
Net assets	$565,243,160		$1,534,741,241
Shares outstanding	29,102,686		57,953,070
Net asset value per share and redemption proceeds per share	$19.42		$26.48
Class R3
Net assets	$72,107		$2,619,565
Shares outstanding	3,722		99,782
Net asset value per share and redemption proceeds per share	$19.37		$26.25
Class R4
Net assets	$41,708		$1,816,656
Shares outstanding	2,158		68,577
Net asset value per share and redemption proceeds per share	$19.33		$26.49
Class R5
Net assets	$86,813		$551,230
Shares outstanding	4,483		20,816
Net asset value per share and redemption proceeds per share	$19.36		$26.48
Class R6
Net assets	$31,724,050		$149,720,520
Shares outstanding	1,633,694		5,638,465
Net asset value per share and redemption proceeds per share	$19.42		$26.55

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,478,763,641	$193,255,759
Gold bullion	69,007,802	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,602,407,205	179,238,793
Gold bullion	111,179,462	—
Cash	5,527	51,448
Unrealized appreciation on forward foreign currency exchange contracts	5,920	—
Receivable for investment securities sold	758,130	—
Foreign tax reclaims receivable	2,473,489	—
Receivable for Fund shares sold	2,836,854	146,263
Accrued interest and dividends receivable	9,706,316	2,377,495
Investment for trustee deferred compensation plan (Note 2)	509,637	249,736
Due from adviser	—	25,360
Other assets	13,011	8,534
Total Assets	1,729,895,551	182,097,629
Liabilities
Investment advisory fees payable (Note 2)	1,049,203	66,558
Option contracts written, at value (premiums received $2,624,756, $—, $— and $—, respectively)	3,282,430	—
Due to custodian	—	—
Payable for investment securities purchased	744,040	—
Distribution fees payable (Note 3)	192,703	18,348
Administrative fees payable (Note 2)	69,949	7,396
Trustee deferred compensation plan (Note 2)	509,637	249,736
Service fees payable (Note 3)	20,347	1,366
Trustee fees payable	5,369	2,054
IRS compliance fees for foreign withholding tax claims payable	276,252	—
Payable for distributions to shareholders	325,708	80,097
Unrealized depreciation on forward foreign currency exchange contracts	435,923	—
Payable for Fund shares redeemed	2,010,250	307,477
Accrued expenses and other liabilities	214,616	187,579
Total Liabilities	9,136,427	920,611
Net Assets	$1,720,759,124	$181,177,018
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$134,427	$22,659
Capital surplus	1,549,233,973	314,793,076
Total distributable earnings (losses)	171,390,724	(133,638,717)
Net Assets	$1,720,759,124	$181,177,018

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**	First Eagle Small Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$323,595,984	$924,779,040
Gold bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	374,588,365	924,168,685
Gold bullion	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	3,772,639	3,102,154
Foreign tax reclaims receivable	119,283	—
Receivable for Fund shares sold	148,442	3,969,558
Accrued interest and dividends receivable	365,268	447,276
Investment for trustee deferred compensation plan (Note 2)	1,659,775	356,327
Due from adviser	61,192	25,723
Other assets	10,272	67,063
Total Assets	380,725,236	932,136,786
Liabilities
Investment advisory fees payable (Note 2)	151,986	629,835
Option contracts written, at value (premiums received $2,624,756, $—, $— and $—, respectively)	—	—
Due to custodian	—	14
Payable for investment securities purchased	1,850,307	10,189,180
Distribution fees payable (Note 3)	60,007	10,935
Administrative fees payable (Note 2)	53,668	89,060
Trustee deferred compensation plan (Note 2)	1,659,775	356,327
Service fees payable (Note 3)	2,509	—
Trustee fees payable	25,081	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for distributions to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	143,739	389,808
Accrued expenses and other liabilities	314,131	—
Total Liabilities	4,261,203	11,665,159
Net Assets	$376,464,033	$920,471,627
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$16,589	$104,866
Capital surplus	307,107,549	965,036,373
Total distributable earnings (losses)	69,339,895	(44,669,612)
Net Assets	$376,464,033	$920,471,627

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
Class A
Net assets	$648,368,724		$70,035,151
Shares outstanding	50,531,264		8,761,334
Net asset value per share and redemption proceeds per share	$12.83		$7.99
Offering price per share (NAV per share plus maximum sales charge)*	$13.51	(1)	$8.37	(2)
Class C
Net assets	$97,161,471		$6,423,282
Shares outstanding	7,517,966		804,158
Net asset value per share and redemption proceeds per share	$12.92		$7.99
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$12.79		$7.91
Class I
Net assets	$911,676,724		$103,369,619
Shares outstanding	71,393,477		12,925,182
Net asset value per share and redemption proceeds per share	$12.77		$8.00
Class R3
Net assets	$63,026		$465,172
Shares outstanding	4,916		58,136
Net asset value per share and redemption proceeds per share	$12.82		$8.00
Class R4
Net assets	$57,965		$10,406
Shares outstanding	4,533		1,301
Net asset value per share and redemption proceeds per share	$12.79		$8.00
Class R5
Net assets	$12,177		$10,673
Shares outstanding	953		1,337
Net asset value per share and redemption proceeds per share	$12.78		$8.00	(4)
Class R6
Net assets	$63,419,037		$862,715
Shares outstanding	4,974,138		107,860
Net asset value per share and redemption proceeds per share	$12.75		$8.00

*  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

**  First Eagle Rising Dividend Fund was known as First Eagle Fund of America prior to March 1, 2023.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(3)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

(4)  Net asset value may not recalculate due to rounding of fractional shares.

  See Notes to Financial Statements.
First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**		First Eagle Small Cap Opportunity Fund
Class A
Net assets	$260,126,769		$53,634,194
Shares outstanding	11,397,064		6,128,901
Net asset value per share and redemption proceeds per share	$22.82		$8.75
Offering price per share (NAV per share plus maximum sales charge)*	$24.02	(1)	$9.21	(1)
Class C
Net assets	$11,897,136		$—
Shares outstanding	852,684		—
Net asset value per share and redemption proceeds per share	$13.95		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$13.81		$—
Class I
Net assets	$98,086,798		$820,173,352
Shares outstanding	4,075,433		93,424,359
Net asset value per share and redemption proceeds per share	$24.07		$8.78
Class R3
Net assets	$58,043		$—
Shares outstanding	2,431		—
Net asset value per share and redemption proceeds per share	$23.89	(4)	$—
Class R4
Net assets	$36,769		$—
Shares outstanding	1,530		—
Net asset value per share and redemption proceeds per share	$24.04	(4)	$—
Class R5
Net assets	$11,972		$—
Shares outstanding	498		—
Net asset value per share and redemption proceeds per share	$24.05	(4)	$—
Class R6
Net assets	$6,246,546		$46,664,081
Shares outstanding	259,553		5,312,570
Net asset value per share and redemption proceeds per share	$24.07		$8.78

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Assets and Liabilities (continued)

	First Eagle U.S. Smid Cap Opportunity Fund	First Eagle Global Real Assets Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$26,420,826	$9,766,846
Gold bullion	—	1,072,789
Investments, at Value (Note 1)
Investments in non-affiliates	27,060,528	10,174,492
Gold bullion	—	1,196,611
Receivable for investment securities sold	—	2,428
Foreign tax reclaims receivable	—	1,986
Accrued interest and dividends receivable	13,141	21,048
Due from adviser	7,736	32,787
Other assets	683	7,716
Total Assets	27,082,088	11,437,068
Liabilities
Investment advisory fees payable (Note 2)	17,314	5,984
Due to custodian	—	92
Payable for investment securities purchased	—	1,213
Distribution fees payable (Note 3)	12	318
Administrative fees payable (Note 2)	181	318
Accrued expenses and other liabilities	33,547	56,887
Total Liabilities	51,054	64,812
Net Assets	$27,031,034	$11,372,256
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$2,967	$1,100
Capital surplus	26,448,443	11,016,051
Total distributable earnings (losses)	579,624	355,105
Net Assets	$27,031,034	$11,372,256

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Smid Cap Opportunity Fund		First Eagle Global Real Assets Fund*
Class A
Net assets	$56,937		$1,655,080
Shares outstanding	6,252		159,329
Net asset value per share and redemption proceeds per share	$9.11		$10.39
Offering price per share (NAV per share plus maximum sales charge)**	$9.59	(1)	$10.94	(1)
Class I
Net assets	$26,928,416		$8,617,515
Shares outstanding	2,955,417		834,619
Net asset value per share and redemption proceeds per share	$9.11		$10.33
Class R6
Net assets	$45,681		$1,099,661
Shares outstanding	5,019		106,523
Net asset value per share and redemption proceeds per share	$9.10		$10.32

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C and R6 have no front-end sales charges.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $232,497, $72,039, $— and $— foreign taxes withheld)	$95,717,370	$18,164,643
Dividends from:
Non-affiliates (net of $26,696,540, $13,945,365, $55,676 and $1,450,263 foreign taxes withheld)	457,276,019	142,246,405
Affiliated issuers (net of $121,431, $706,700, $— and $154,758 foreign taxes withheld)	24,688,063	4,686,775
Total Income	577,681,452	165,097,823
Expenses
Investment advisory fees (Note 2)	172,338,989	45,613,970
Distributions fee (Note 3)
Class A	16,679,059	1,841,618
Class C	6,643,558	354,942
Class R3	6,901	434
Class R4	727	4,837
Shareholder servicing agent fees	16,358,317	4,696,573
Service fees (Note 3)
Class C	2,214,519	118,314
Class R3	2,760	174
Administrative fees (Note 2)	1,712,560	631,454
Professional fees	492,271	381,720
Custodian and accounting fees	3,290,686	1,266,392
Shareholder reporting fees	994,746	283,471
Trustees' fees	769,434	224,602
Insurance fees	137,821	48,566
Registration and filing fees	349,565	129,522
Other expenses	260,744	78,515
Total Expenses	222,252,657	55,675,104
Expense waiver (Note 2)	—	—
Expense reductions due to earnings credits (Note 1)	(576,109)	(88,583)
Net Expenses	221,676,548	55,586,521
Net Investment Income (Note 1)	356,004,904	109,511,302
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	780,840,003	90,423,218
Transactions from investments in affiliates	13,384,600	3,055,024
Commodity related transactions	3,291,796	1,112,290
Settlement of foreign currency and foreign currency transactions	866,489	616,083
Settlement of forward foreign currency exchange contracts	(21,773,918)	(10,754,224)
	776,608,970	84,452,391

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $232,497, $72,039, $— and $— foreign taxes withheld)	$3,015,670	$1,620,318
Dividends from:
Non-affiliates (net of $26,696,540, $13,945,365, $55,676 and $1,450,263 foreign taxes withheld)	10,583,499	16,532,093
Affiliated issuers (net of $121,431, $706,700, $— and $154,758 foreign taxes withheld)	—	876,964
Total Income	13,599,169	19,029,375
Expenses
Investment advisory fees (Note 2)	4,368,746	8,170,854
Distributions fee (Note 3)
Class A	690,460	745,574
Class C	130,187	459,299
Class R3	86	2,629
Class R4	19	801
Shareholder servicing agent fees	429,195	1,002,940
Service fees (Note 3)
Class C	43,396	153,100
Class R3	34	1,052
Administrative fees (Note 2)	169,589	133,609
Professional fees	125,613	132,941
Custodian and accounting fees	118,630	344,624
Shareholder reporting fees	30,263	57,810
Trustees' fees	29,726	43,809
Insurance fees	18,768	21,671
Registration and filing fees	55,150	98,629
Other expenses	13,511	18,916
Total Expenses	6,223,373	11,388,258
Expense waiver (Note 2)	(291,258)	—
Expense reductions due to earnings credits (Note 1)	(39,856)	(51,189)
Net Expenses	5,892,259	11,337,069
Net Investment Income (Note 1)	7,706,910	7,692,306
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	39,251,328	(4,705,258)
Transactions from investments in affiliates	—	(1,319,109)
Commodity related transactions	5	(4,193,892)
Settlement of foreign currency and foreign currency transactions	(227)	(22,516)
Settlement of forward foreign currency exchange contracts	—	—
	39,251,106	(10,240,775)

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,522,263, $490,896, $— and $—)	$5,258,182,315	$1,755,953,469
Investment in affiliates	77,857,106	111,882,387
Foreign currency and foreign currency translations	5,632,370	2,818,610
Forward foreign currency exchange contracts	(12,363,882)	(6,426,847)
	5,329,307,909	1,864,227,619
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	6,105,916,879	1,948,680,010
Net Increase in Net Assets Resulting from Operations	$6,461,921,783	$2,058,191,312

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,522,263, $490,896, $— and $—)	$80,186,806	$541,678,474
Investment in affiliates	—	55,335,073
Foreign currency and foreign currency translations	—	1,822
Forward foreign currency exchange contracts	—	—
	80,186,806	597,015,369
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	119,437,912	586,774,594
Net Increase in Net Assets Resulting from Operations	$127,144,822	$594,466,900

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Investment Income
Interest (net of $1,254, $—, $— and $— foreign taxes withheld)	$8,723,105	$5,393,450
Dividends from:
Non-affiliates (net of $1,232,279, $—, $63,365 and $— foreign taxes withheld)	21,107,567	2,935
Total Income	29,830,672	5,396,385
Expenses
Investment advisory fees (Note 2)	5,960,837	400,911
Distributions fee (Note 3)
Class A	753,309	85,833
Class C	377,116	26,653
Class R3	75	521
Class R4	27	5
Shareholder servicing agent fees	473,017	103,775
Service fees (Note 3) Class C	125,705	8,884
Class R3	30	209
Administrative fees (Note 2)	397,401	44,547
Professional fees	155,389	111,040
Custodian and accounting fees	178,538	73,774
Shareholder reporting fees	35,339	6,622
Trustees' fees	21,656	3,876
Insurance fees	19,027	16,125
Registration and filing fees	68,527	34,451
Other expenses	15,365	7,004
Total Expenses	8,581,358	924,230
Expense waiver (Note 2)	—	(106,016)
Expense reductions due to earnings credits (Note 1)	(23,592)	(16,594)
Net Expenses	8,557,766	801,620
Net Investment Income (Note 1)	21,272,906	4,594,765
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	5,949,619	(782,315)
Commodity related transactions	359,658	—
Settlement of foreign currency and foreign currency transactions	28,416	—
Settlement of forward foreign currency exchange contracts	(742,259)	—
Expiration or closing of option contracts written	2,882,797	—
	8,478,231	(782,315)

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**	First Eagle Small Cap Opportunity Fund
Investment Income
Interest (net of $1,254, $—, $— and $— foreign taxes withheld)	$104,616	$—
Dividends from:
Non-affiliates (net of $1,232,279, $—, $63,365 and $— foreign taxes withheld)	4,327,892	4,875,958
Total Income	4,432,508	4,875,958
Expenses
Investment advisory fees (Note 2)	915,584	3,236,242
Distributions fee (Note 3)
Class A	313,072	59,318
Class C	52,906	—
Class R3	67	—
Class R4	17	—
Shareholder servicing agent fees	248,051	345,082
Service fees (Note 3) Class C	17,635	—
Class R3	27	—
Administrative fees (Note 2)	161,330	123,264
Professional fees	128,887	69,351
Custodian and accounting fees	68,645	88,888
Shareholder reporting fees	14,190	12,066
Trustees' fees	11,309	4,162
Insurance fees	16,750	16,563
Registration and filing fees	48,690	75,039
Other expenses	12,105	5,565
Total Expenses	2,009,265	4,035,540
Expense waiver (Note 2)	(401,230)	(152,735)
Expense reductions due to earnings credits (Note 1)	(33,813)	(7,487)
Net Expenses	1,574,222	3,875,318
Net Investment Income (Note 1)	2,858,286	1,000,640
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	16,861,691	(31,873,229)
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(37,747)	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	16,823,944	(31,873,229)

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $22,160, $—, $— and $—)	$154,107,781	$5,700,052
Foreign currency and foreign currency translations	290,961	—
Forward foreign currency exchange contracts	(412,936)	—
Option contracts written	878,495	—
	154,864,301	5,700,052
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	163,342,532	4,917,737
Net Increase in Net Assets Resulting from Operations	$184,615,438	$9,512,502

**  First Eagle Rising Dividend Fund was known as First Eagle Fund of America prior to March 1, 2023.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**	First Eagle Small Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $22,160, $—, $— and $—)	$34,109,781	$41,452,415
Foreign currency and foreign currency translations	5,406	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	34,115,187	41,452,415
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	50,939,131	9,579,186
Net Increase in Net Assets Resulting from Operations	$53,797,417	$10,579,826

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Operations (continued)

April 30, 2023 (unaudited)

	First Eagle U.S. Smid Cap Opportunity Fund	First Eagle Global Real Assets Fund*
Investment Income
Interest (net of $— and $— foreign taxes withheld)	$—	$2,286
Dividends from: Non-affiliates (net of $— and $5,072 foreign taxes withheld)	56,479	133,354
Total Income	56,479	135,640
Expenses
Investment advisory fees (Note 2)	24,963	36,864
Distributions fee (Note 3) Class A	67	1,798
Shareholder servicing agent fees	946	2,179
Service fees (Note 3)
Administrative fees (Note 2)	380	743
Professional fees	50,458	82,911
Custodian and accounting fees	38,195	66,562
Shareholder reporting fees	22	41
Trustees' fees	70	2,684
Insurance fees	—	15,647
Registration and filing fees	4,618	22,486
Other expenses	1,257	1,691
Total Expenses	120,976	233,606
Expense waiver (Note 2)	(87,863)	(182,690)
Expense reductions due to earnings credits (Note 1)	(752)	(850)
Net Expenses	32,361	50,066
Net Investment Income (Note 1)	24,118	85,574
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(73,580)	(176,577)
Settlement of foreign currency and foreign currency transactions	—	(750)
	(73,580)	(177,327)
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $— and $—)	757,880	1,054,058
Foreign currency and foreign currency translations	—	182
	757,880	1,054,240
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and related transactions	684,300	876,913
Net Increase in Net Assets Resulting from Operations	$708,418	$962,487

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

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Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations
Net investment income (loss)	$356,004,904	$457,314,720	$109,511,302	$189,690,854
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	776,608,970	1,946,747,824	84,452,391	560,679,922
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	5,329,307,909	(8,317,863,790)	1,864,227,619	(2,854,703,672)
Net increase (decrease) in net assets resulting from operations	6,461,921,783	(5,913,801,246)	2,058,191,312	(2,104,332,896)
Distributions to Shareholders
Distributable earnings:
Class A	(532,262,215)	(887,753,790)	(51,515,549)	(102,137,338)
Class C	(73,844,904)	(132,799,923)	(3,499,629)	(7,259,256)
Class I	(1,201,145,307)	(1,844,356,025)	(330,889,508)	(614,760,402)
Class R3	(300,468)	(67,027)	(10,928)	(19,902)
Class R4	(52,892)	(120,800)	(516,040)	(576,641)
Class R5	(4,292)	(6,725)	(1,389)	(3,821)
Class R6	(78,042,283)	(131,255,084)	(51,189,271)	(88,673,786)
Decrease in net assets resulting from distributions	(1,885,652,361)	(2,996,359,374)	(437,622,314)	(813,431,146)
Fund Share Transactions
Class A
Net proceeds from shares sold	505,994,378	1,182,824,369	76,553,469	194,202,849
Net asset value of shares issued for reinvested dividends and distributions	462,969,675	771,492,296	46,987,934	93,004,480
Cost of shares redeemed	(946,505,425)	(1,866,821,008)	(196,546,349)	(412,816,545)
Increase (decrease) in net assets from Fund share transactions	22,458,628	87,495,657	(73,004,946)	(125,609,216)
Class C
Net proceeds from shares sold	78,908,030	167,583,781	6,365,763	8,129,789
Net asset value of shares issued for reinvested dividends and distributions	69,690,281	124,431,035	3,306,288	6,746,821
Cost of shares redeemed	(313,979,234)	(761,341,546)	(22,129,433)	(51,235,080)
Decrease in net assets from Fund share transactions	(165,380,923)	(469,326,730)	(12,457,382)	(36,358,470)
Class I
Net proceeds from shares sold	2,708,237,791	5,297,637,292	1,636,024,226	2,452,117,096
Net asset value of shares issued for reinvested dividends and distributions	1,040,505,108	1,581,825,307	293,043,001	551,561,993
Cost of shares redeemed	(2,687,563,425)	(4,764,010,265)	(1,655,957,286)	(3,417,433,001)
Increase (decrease) in net assets from Fund share transactions	1,061,179,474	2,115,452,334	273,109,941	(413,753,912)
Class R3
Net proceeds from shares sold	1,104,875	8,283,108	45,057	89,417
Net asset value of shares issued for reinvested dividends and distributions	300,468	67,027	10,928	19,902
Cost of shares redeemed	(4,613,539)	(1,396,981)	(5,287)	(111,375)
Increase (decrease) in net assets from Fund share transactions	(3,208,196)	6,953,154	50,698	(2,056)

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations
Net investment income (loss)	$7,706,910	$9,225,295	$7,692,306	$7,788,278
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	39,251,106	87,821,395	(10,240,775)	(6,051,841)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	80,186,806	(211,933,175)	597,015,369	(338,058,322)
Net increase (decrease) in net assets resulting from operations	127,144,822	(114,886,485)	594,466,900	(336,321,885)
Distributions to Shareholders
Distributable earnings:
Class A	(42,377,864)	(53,052,982)	—	(5,573,400)
Class C	(2,657,277)	(4,233,440)	—	(343,996)
Class I	(42,529,115)	(49,533,778)	—	(15,999,745)
Class R3	(4,891)	(5,774)	—	(11,410)
Class R4	(2,596)	(1,055)	—	(9,117)
Class R5	(5,987)	(6,233)	—	(4,694)
Class R6	(2,106,071)	(2,212,723)	—	(1,358,289)
Decrease in net assets resulting from distributions	(89,683,801)	(109,045,985)	—	(23,300,651)
Fund Share Transactions
Class A
Net proceeds from shares sold	21,121,970	47,475,322	72,432,904	136,526,999
Net asset value of shares issued for reinvested dividends and distributions	37,419,319	46,028,292	—	5,272,465
Cost of shares redeemed	(50,463,598)	(83,546,172)	(63,627,096)	(127,981,717)
Increase (decrease) in net assets from Fund share transactions	8,077,691	9,957,442	8,805,808	13,817,747
Class C
Net proceeds from shares sold	2,712,973	5,432,456	10,962,197	19,039,520
Net asset value of shares issued for reinvested dividends and distributions	2,429,213	3,904,705	—	318,229
Cost of shares redeemed	(7,640,933)	(19,670,181)	(15,974,902)	(38,215,792)
Decrease in net assets from Fund share transactions	(2,498,747)	(10,333,020)	(5,012,705)	(18,858,043)
Class I
Net proceeds from shares sold	55,548,851	125,720,994	295,260,082	452,464,455
Net asset value of shares issued for reinvested dividends and distributions	28,326,301	30,253,156	—	14,000,367
Cost of shares redeemed	(75,109,686)	(99,876,278)	(197,402,395)	(522,992,298)
Increase (decrease) in net assets from Fund share transactions	8,765,466	56,097,872	97,857,687	(56,527,476)
Class R3
Net proceeds from shares sold	472	270	1,138,113	813,440
Net asset value of shares issued for reinvested dividends and distributions	4,890	5,774	—	11,410
Cost of shares redeemed	(63)	(8)	(68,511)	(980,977)
Increase (decrease) in net assets from Fund share transactions	5,299	6,036	1,069,602	(156,127)

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R4
Net proceeds from shares sold	159,295	1,038,726	1,302,940	13,912,646
Net asset value of shares issued for reinvested dividends and distributions	52,892	120,800	516,040	576,641
Cost of shares redeemed	(122,997)	(1,544,248)	(11,018,804)	(8,452,427)
Increase (decrease) in net assets from Fund share transactions	89,190	(384,722)	(9,199,824)	6,036,860
Class R5
Net proceeds from shares sold	2,866	4,311	4,462	78,964
Net asset value of shares issued for reinvested dividends and distributions	4,292	6,725	1,389	1,541
Cost of shares redeemed	(446)	(848)	(17,466)	(102,209)
Increase (decrease) in net assets from Fund share transactions	6,712	10,188	(11,615)	(21,704)
Class R6
Net proceeds from shares sold	250,300,324	591,696,468	95,295,981	148,248,855
Net asset value of shares issued for reinvested dividends and distributions	69,480,659	118,445,610	50,566,252	88,413,667
Cost of shares redeemed	(163,595,655)	(717,034,874)	(183,416,518)	(233,216,655)
Increase (decrease) in net assets from Fund share transactions	156,185,328	(6,892,796)	(37,554,285)	3,445,867
Increase (decrease) in net assets from Fund share transactions	1,071,330,213	1,733,307,085	140,932,587	(566,262,631)
Net increase (decrease) in net assets	5,647,599,635	(7,176,853,535)	1,761,501,585	(3,484,026,673)
Net Assets (Note 1)
Beginning of period	42,929,380,458	50,106,233,993	11,217,936,439	14,701,963,112
End of period	$48,576,980,093	$42,929,380,458	$12,979,438,024	$11,217,936,439
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	222,066,205	220,800,407	65,581,973	70,974,129
Shares sold	8,433,431	19,157,991	3,302,003	8,142,552
Shares issued on reinvestment of distributions	7,841,628	12,524,226	2,061,779	3,814,786
Shares redeemed	(15,826,079)	(30,416,419)	(8,516,708)	(17,349,494)
Shares outstanding, end of period	222,515,185	222,066,205	62,429,047	65,581,973
Class C
Shares outstanding, beginning of period	32,037,627	39,993,648	4,564,760	6,180,394
Shares sold	1,372,960	2,805,075	288,471	347,938
Shares issued on reinvestment of distributions	1,232,366	2,091,278	152,504	288,449
Shares redeemed	(5,460,396)	(12,852,374)	(1,005,945)	(2,252,021)
Shares outstanding, end of period	29,182,557	32,037,627	3,999,790	4,564,760
Class I
Shares outstanding, beginning of period	472,421,232	439,008,116	387,720,084	404,269,481
Shares sold	44,918,071	85,489,726	68,426,532	101,298,361
Shares issued on reinvestment of distributions	17,531,678	25,550,401	12,544,649	22,088,987
Shares redeemed	(44,688,459)	(77,627,011)	(70,184,375)	(139,936,745)
Shares outstanding, end of period	490,182,522	472,421,232	398,506,890	387,720,084

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R4
Net proceeds from shares sold	5,193	20,612	284,453	1,311,538
Net asset value of shares issued for reinvested dividends and distributions	2,596	1,055	—	9,117
Cost of shares redeemed	(24)	(8)	(221,043)	(543,647)
Increase (decrease) in net assets from Fund share transactions	7,765	21,659	63,410	777,008
Class R5
Net proceeds from shares sold	8,135	24,565	44,411	298,054
Net asset value of shares issued for reinvested dividends and distributions	928	1,075	—	4,550
Cost of shares redeemed	(165)	(11,379)	(256,808)	(26,344)
Increase (decrease) in net assets from Fund share transactions	8,898	14,261	(212,397)	276,260
Class R6
Net proceeds from shares sold	5,254,171	9,424,409	26,464,342	53,488,559
Net asset value of shares issued for reinvested dividends and distributions	2,096,998	2,189,977	—	1,340,795
Cost of shares redeemed	(2,565,078)	(6,717,531)	(18,245,237)	(31,213,306)
Increase (decrease) in net assets from Fund share transactions	4,786,091	4,896,855	8,219,105	23,616,048
Increase (decrease) in net assets from Fund share transactions	19,152,463	60,661,105	110,790,510	(37,054,583)
Net increase (decrease) in net assets	56,613,484	(163,271,365)	705,257,410	(396,677,119)
Net Assets (Note 1)
Beginning of period	1,139,756,137	1,303,027,502	1,782,328,093	2,179,005,212
End of period	$1,196,369,621	$1,139,756,137	$2,487,585,503	$1,782,328,093
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	29,351,025	28,742,223	25,679,365	25,243,851
Shares sold	1,156,194	2,428,210	3,038,386	5,983,477
Shares issued on reinvestment of distributions	2,066,224	2,393,567	—	239,982
Shares redeemed	(2,752,604)	(4,212,975)	(2,736,126)	(5,787,945)
Shares outstanding, end of period	29,820,839	29,351,025	25,981,625	25,679,365
Class C
Shares outstanding, beginning of period	2,009,999	2,557,732	5,969,493	6,938,928
Shares sold	157,767	296,957	505,181	913,518
Shares issued on reinvestment of distributions	141,976	213,488	—	15,840
Shares redeemed	(440,666)	(1,058,178)	(746,607)	(1,898,793)
Shares outstanding, end of period	1,869,076	2,009,999	5,728,067	5,969,493
Class I
Shares outstanding, beginning of period	28,579,801	25,734,780	54,080,450	56,991,845
Shares sold	2,982,998	6,336,739	12,040,292	19,631,559
Shares issued on reinvestment of distributions	1,529,498	1,541,169	—	618,391
Shares redeemed	(3,989,611)	(5,032,887)	(8,167,672)	(23,161,345)
Shares outstanding, end of period	29,102,686	28,579,801	57,953,070	54,080,450

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R3
Shares outstanding, beginning of period	126,209	18,803	13,692	14,036
Shares sold	18,266	129,610	1,891	3,580
Shares issued on reinvestment of distributions	5,091	1,088	469	798
Shares redeemed	(76,873)	(23,292)	(222)	(4,722)
Shares outstanding, end of period	72,693	126,209	15,830	13,692
Class R4
Shares outstanding, beginning of period	22,267	30,042	576,504	375,210
Shares sold	2,704	16,282	55,570	559,606
Shares issued on reinvestment of distributions	890	1,951	22,138	23,149
Shares redeemed	(1,994)	(26,008)	(448,599)	(381,461)
Shares outstanding, end of period	23,867	22,267	205,613	576,504
Class R5
Shares outstanding, beginning of period	1,782	1,616	1,735	2,583
Shares sold	48	70	187	3,086
Shares issued on reinvestment of distributions	73	110	60	62
Shares redeemed	(7)	(14)	(710)	(3,996)
Shares outstanding, end of period	1,896	1,782	1,272	1,735
Class R6
Shares outstanding, beginning of period	29,816,528	30,779,066	57,482,854	57,163,246
Shares sold	4,130,325	9,537,442	3,976,660	6,184,889
Shares issued on reinvestment of distributions	1,170,694	1,913,190	2,165,578	3,542,214
Shares redeemed	(2,715,063)	(12,413,170)	(7,637,199)	(9,407,495)
Shares outstanding, end of period	32,402,484	29,816,528	55,987,893	57,482,854

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R3
Shares outstanding, beginning of period	3,437	3,130	51,308	57,335
Shares sold	25	13	51,383	34,672
Shares issued on reinvestment of distributions	264	294	—	505
Shares redeemed	(4)	—	(2,909)	(41,204)
Shares outstanding, end of period	3,722	3,437	99,782	51,308
Class R4
Shares outstanding, beginning of period	1,735	568	66,536	34,208
Shares sold	283	1,113	11,118	57,045
Shares issued on reinvestment of distributions	141	54	—	401
Shares redeemed	(1)	—	(9,077)	(25,118)
Shares outstanding, end of period	2,158	1,735	68,577	66,536
Class R5
Shares outstanding, beginning of period	4,005	3,298	29,137	18,471
Shares sold	437	1,214	1,841	11,622
Shares issued on reinvestment of distributions	50	55	—	201
Shares redeemed	(9)	(562)	(10,162)	(1,157)
Shares outstanding, end of period	4,483	4,005	20,816	29,137
Class R6
Shares outstanding, beginning of period	1,375,767	1,130,595	5,291,172	4,347,949
Shares sold	280,501	470,343	1,081,617	2,269,800
Shares issued on reinvestment of distributions	113,290	111,620	—	59,118
Shares redeemed	(135,864)	(336,791)	(734,324)	(1,385,695)
Shares outstanding, end of period	1,633,694	1,375,767	5,638,465	5,291,172

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations
Net investment income (loss)	$21,272,906	$30,681,489	$4,594,765	$9,023,686
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	8,478,231	30,060,613	(782,315)	(4,500,753)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	154,864,301	(179,390,272)	5,700,052	(24,985,566)
Net increase (decrease) in net assets resulting from operations	184,615,438	(118,648,170)	9,512,502	(20,462,633)
Distributions to Shareholders
Distributable earnings:
Class A	(11,408,425)	(31,633,200)	(1,721,961)	(3,347,056)
Class C	(1,543,437)	(6,507,996)	(150,937)	(377,549)
Class I	(16,691,204)	(45,872,345)	(2,659,079)	(5,163,847)
Class R3	(1,053)	(3,661)	(10,204)	(17,682)
Class R4	(911)	(1,847)	(176)	(375)
Class R5	(211)	(747)	(266)	(456)
Class R6	(1,095,447)	(1,981,325)	(24,125)	(47,703)
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(30,740,688)	(86,001,121)	(4,566,748)	(8,954,668)
Fund Share Transactions
Class A
Net proceeds from shares sold	98,857,910	191,100,234	7,511,235	14,920,601
Net asset value of shares issued for reinvested dividends and distributions	10,262,218	28,735,474	1,656,445	3,210,190
Cost of shares redeemed	(60,011,495)	(94,392,245)	(9,455,425)	(22,274,378)
Increase (decrease) in net assets from Fund share transactions	49,108,633	125,443,463	(287,745)	(4,143,587)
Class C
Net proceeds from shares sold	8,419,174	13,101,415	1,189,892	764,680
Net asset value of shares issued for reinvested dividends and distributions	1,457,609	6,183,312	150,298	376,204
Cost of shares redeemed	(21,740,807)	(56,197,995)	(2,504,662)	(7,307,331)
Decrease in net assets from Fund share transactions	(11,864,024)	(36,913,268)	(1,164,472)	(6,166,447)
Class I
Net proceeds from shares sold	187,110,755	281,489,340	10,177,793	13,244,198
Net asset value of shares issued for reinvested dividends and distributions	14,890,755	38,792,769	2,240,778	4,219,117
Cost of shares redeemed	(122,001,521)	(132,835,519)	(11,108,602)	(33,855,594)
Increase (decrease) in net assets from Fund share transactions	79,999,989	187,446,590	1,309,969	(16,392,279)
Class Y^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations
Net investment income (loss)	$2,858,286	$2,892,440	$1,000,640	$(30,091)
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	16,823,944	8,893,058	(31,873,229)	(12,290,978)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	34,115,187	(124,003,382)	41,452,415	(43,272,599)
Net increase (decrease) in net assets resulting from operations	53,797,417	(112,217,884)	10,579,826	(55,593,668)
Distributions to Shareholders
Distributable earnings:
Class A	(7,185,597)	(28,960,882)	—	—
Class C	(643,242)	(6,438,710)	—	—
Class I	(2,753,586)	(18,554,874)	(580,595)	—
Class R3	(1,409)	(7,565)	—	—
Class R4	(901)	(1,612)	—	—
Class R5	(306)	(1,584)	—	—
Class R6	(152,972)	(844,134)	(27,517)	—
Class Y	—	(14,342,072)	—	—
Decrease in net assets resulting from distributions	(10,738,013)	(69,151,433)	(608,112)	—
Fund Share Transactions
Class A
Net proceeds from shares sold	7,050,157	124,325,543	18,578,713	34,689,417
Net asset value of shares issued for reinvested dividends and distributions	6,748,656	27,071,267	—	—
Cost of shares redeemed	(29,291,591)	(51,621,626)	(3,134,972)	(3,412,636)
Increase (decrease) in net assets from Fund share transactions	(15,492,778)	99,775,184	15,443,741	31,276,781
Class C
Net proceeds from shares sold	136,439	852,632	—	—
Net asset value of shares issued for reinvested dividends and distributions	639,840	6,416,617	—	—
Cost of shares redeemed	(6,256,189)	(15,866,782)	—	—
Decrease in net assets from Fund share transactions	(5,479,910)	(8,597,533)	—	—
Class I
Net proceeds from shares sold	2,119,564	9,732,803	423,641,923	557,173,815
Net asset value of shares issued for reinvested dividends and distributions	1,532,153	10,757,623	551,566	—
Cost of shares redeemed	(14,200,231)	(36,713,178)	(113,963,855)	(98,007,637)
Increase (decrease) in net assets from Fund share transactions	(10,548,514)	(16,222,752)	310,229,634	459,166,178
Class Y^
Net proceeds from shares sold	—	384,358	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	13,462,427	—	—
Cost of shares redeemed	—	(112,753,811)	—	—
Decrease in net assets from Fund share transactions	—	(98,907,026)	—	—
First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R3
Net proceeds from shares sold	—	—	41,155	50,017
Net asset value of shares issued for reinvested dividends and distributions	1,053	3,661	10,192	17,677
Cost of shares redeemed	—	—	(177)	(46,715)
Increase in net assets from Fund share transactions	1,053	3,661	51,170	20,979
Class R4
Net proceeds from shares sold	3,220	23,922	—	—
Net asset value of shares issued for reinvested dividends and distributions	910	1,847	176	375
Cost of shares redeemed	(43)	(52)	—	—
Increase in net assets from Fund share transactions	4,087	25,717	176	375
Class R5
Net asset value of shares issued for reinvested dividends and distributions	211	746	266	456
Increase in net assets from Fund share transactions	211	746	266	456
Class R6
Net proceeds from shares sold	17,564,936	32,031,477	40,320	178,703
Net asset value of shares issued for reinvested dividends and distributions	1,091,087	1,967,018	23,855	47,695
Cost of shares redeemed	(6,286,381)	(7,431,039)	(226,921)	(149,320)
Increase (decrease) in net assets from Fund share transactions	12,369,642	26,567,456	(162,746)	77,078
Increase (decrease) in net assets from Fund share transactions	129,619,591	302,574,365	(253,382)	(26,603,425)
Net increase (decrease) in net assets	283,494,341	97,925,074	4,692,372	(56,020,726)
Net Assets (Note 1)
Beginning of period	1,437,264,783	1,339,339,709	176,484,646	232,505,372
End of period	$1,720,759,124	$1,437,264,783	$181,177,018	$176,484,646
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	46,560,925	36,430,773	8,796,579	9,337,274
Shares sold	8,003,496	15,433,507	950,806	1,768,389
Shares issued on reinvestment of distributions	824,719	2,308,259	208,916	390,328
Shares redeemed	(4,857,876)	(7,611,614)	(1,194,967)	(2,699,412)
Shares outstanding, end of period	50,531,264	46,560,925	8,761,334	8,796,579
Class C
Shares outstanding, beginning of period	8,456,225	11,404,016	949,515	1,686,722
Shares sold	680,968	1,050,747	151,498	90,401
Shares issued on reinvestment of distributions	116,474	491,852	18,972	45,503
Shares redeemed	(1,735,701)	(4,490,390)	(315,827)	(873,111)
Shares outstanding, end of period	7,517,966	8,456,225	804,158	949,515

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class R3
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,409	7,565	—	—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	1,409	7,565	—	—
Class R4
Net proceeds from shares sold	1,500	20,612	—	—
Net asset value of shares issued for reinvested dividends and distributions	900	1,612	—	—
Cost of shares redeemed	(18)	(8)	—	—
Increase in net assets from Fund share transactions	2,382	22,216	—	—
Class R5
Net asset value of shares issued for reinvested dividends and distributions	306	1,584	—	—
Increase in net assets from Fund share transactions	306	1,584	—	—
Class R6
Net proceeds from shares sold	778,864	1,692,266	26,519,560	23,931,613
Net asset value of shares issued for reinvested dividends and distributions	150,422	822,187	27,517	—
Cost of shares redeemed	(559,837)	(2,019,488)	(3,024,766)	(1,967,426)
Increase (decrease) in net assets from Fund share transactions	369,449	494,965	23,522,311	21,964,187
Increase (decrease) in net assets from Fund share transactions	(31,147,656)	(23,425,797)	349,195,686	512,407,146
Net increase (decrease) in net assets	11,911,748	(204,795,114)	359,167,400	456,813,478
Net Assets (Note 1)
Beginning of period	364,552,285	569,347,399	561,304,227	104,490,749
End of period	$376,464,033	$364,552,285	$920,471,627	$561,304,227
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	12,125,113	7,916,180	4,392,441	1,030,504
Shares sold	328,042	5,331,190	2,093,525	3,746,248
Shares issued on reinvestment of distributions	314,124	1,079,146	—	—
Shares redeemed	(1,370,215)	(2,201,403)	(357,065)	(384,311)
Shares outstanding, end of period	11,397,064	12,125,113	6,128,901	4,392,441
Class C
Shares outstanding, beginning of period	1,267,183	1,886,112	—	—
Shares sold	10,476	59,765	—	—
Shares issued on reinvestment of distributions	48,594	406,254	—	—
Shares redeemed	(473,569)	(1,084,948)	—	—
Shares outstanding, end of period	852,684	1,267,183	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class I
Shares outstanding, beginning of period	64,970,999	49,589,679	12,765,238	14,699,977
Shares sold	15,244,082	23,089,982	1,283,717	1,571,583
Shares issued on reinvestment of distributions	1,201,861	3,133,723	282,398	512,337
Shares redeemed	(10,023,465)	(10,842,385)	(1,406,171)	(4,018,659)
Shares outstanding, end of period	71,393,477	64,970,999	12,925,182	12,765,238
Class Y^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	4,832	4,538	51,721	49,309
Shares sold	—	—	5,153	5,981
Shares issued on reinvestment of distributions	84	294	1,284	2,152
Shares redeemed	—	—	(22)	(5,721)
Shares outstanding, end of period	4,916	4,832	58,136	51,721
Class R4
Shares outstanding, beginning of period	4,202	2,034	1,278	1,233
Shares sold	261	2,023	—	—
Shares issued on reinvestment of distributions	73	149	23	45
Shares redeemed	(3)	(4)	—	—
Shares outstanding, end of period	4,533	4,202	1,301	1,278
Class R5
Shares outstanding, beginning of period	936	876	1,302	1,246
Shares issued on reinvestment of distributions	17	60	35	56
Shares outstanding, end of period	953	936	1,337	1,302
Class R6
Shares outstanding, beginning of period	3,973,194	1,818,684	128,496	118,716
Shares sold	1,423,929	2,605,580	5,114	22,336
Shares issued on reinvestment of distributions	88,150	159,638	3,007	5,816
Shares redeemed	(511,135)	(610,708)	(28,757)	(18,372)
Shares outstanding, end of period	4,974,138	3,973,194	107,860	128,496

^  On February 28, 2022, First Eagle Fund of America's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

**  First Eagle Rising Dividend Fund was known as First Eagle Fund of America prior to March 1, 2023.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

April 30, 2023 (unaudited)

	First Eagle Rising Dividend Fund**		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Class I
Shares outstanding, beginning of period	4,542,657	5,200,341	58,977,677	9,541,918
Shares sold	92,721	382,965	47,205,578	60,695,082
Shares issued on reinvestment of distributions	67,656	406,411	61,766	—
Shares redeemed	(627,601)	(1,447,060)	(12,820,662)	(11,259,323)
Shares outstanding, end of period	4,075,433	4,542,657	93,424,359	58,977,677
Class Y^
Shares outstanding, beginning of period	—	4,092,457	—	—
Shares sold	—	14,302	—	—
Shares issued on reinvestment of distributions	—	509,680	—	—
Shares redeemed	—	(4,616,439)	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	2,368	2,080	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	63	288	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	2,431	2,368	—	—
Class R4
Shares outstanding, beginning of period	1,425	423	—	—
Shares sold	66	940	—	—
Shares issued on reinvestment of distributions	40	62	—	—
Shares redeemed	(1)	—	—	—
Shares outstanding, end of period	1,530	1,425	—	—
Class R5
Shares outstanding, beginning of period	484	424	—	—
Shares issued on reinvestment of distributions	14	60	—	—
Shares outstanding, end of period	498	484	—	—
Class R6
Shares outstanding, beginning of period	243,545	226,370	2,688,408	126,466
Shares sold	34,343	69,668	2,957,880	2,791,232
Shares issued on reinvestment of distributions	6,640	31,109	3,078	—
Shares redeemed	(24,975)	(83,602)	(336,796)	(229,290)
Shares outstanding, end of period	259,553	243,545	5,312,570	2,688,408

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle U.S. Smid Cap Opportunity Fund		First Eagle Global Real Assets Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period 8/15/22† - 10/31/22	For the Six Months Ended April 30, 2023 (unaudited)	For the Period 11/30/21† - 10/31/22
Operations
Net investment income	$24,118	$1,307	$85,574	$137,271
Net realized gain (loss) on investments and foreign currency related transactions	(73,580)	(8,329)	(177,327)	(80,111)
Change in unrealized appreciation (depreciation) on investments and foreign currency related translations	757,880	(118,178)	1,054,240	(522,772)
Net increase (decrease) in net assets resulting from operations	708,418	(125,200)	962,487	(465,612)
Distributions to Shareholders
Distributable earnings:
Class A	(60)	—	(13,695)	—
Class I	(3,378)	—	(145,313)	—
Class R6	(180)	—	(20,751)	—
Decrease in net assets resulting from distributions	(3,618)	—	(179,759)	—
Fund Share Transactions
Class A
Net proceeds from shares sold	8,250	53,566	246,690	1,321,434
Net asset value of shares issued for reinvested dividends and distributions	60	—	13,695	—
Cost of shares redeemed	—	—	(3,430)	(7,237)
Increase in net assets from Fund share transactions	8,310	53,566	256,955	1,314,197
Class I
Net proceeds from shares sold	25,175,000	1,161,000	2,157,470	7,488,585
Net asset value of shares issued for reinvested dividends and distributions	3,378	—	145,313	—
Cost of shares redeemed	—	—	(1,353,478)	(21,770)
Increase in net assets from Fund share transactions	25,178,378	1,161,000	949,305	7,466,815
Class R6
Net proceeds from shares sold	—	50,000	2,137	1,044,995
Net asset value of shares issued for reinvested dividends and distributions	180	—	20,751	—
Cost of shares redeemed	—	—	(15)	—
Increase in net assets from Fund share transactions	180	50,000	22,873	1,044,995

First Eagle Funds | Semiannual Report | April 30, 2023

Statements of Changes in Net Assets (continued)

	First Eagle U.S. Smid Cap Opportunity Fund		First Eagle Global Real Assets Fund*
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period 8/15/22† - 10/31/22	For the Six Months Ended April 30, 2023 (unaudited)	For the Period 11/30/21† - 10/31/22
Increase in net assets from Fund share transactions	25,186,868	1,264,566	1,229,133	9,826,007
Net increase in net assets	25,891,668	1,139,366	2,011,861	9,360,395
Net Assets (Note 1)
Beginning of period	1,139,366		9,360,395	—
End of period	$27,031,034	$1,139,366	$11,372,256	$9,360,395
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	5,413	—	134,467	—
Shares sold	833	5,413	23,859	135,216
Shares issued on reinvestment of distributions	6	—	1,338	—
Shares redeemed	—	—	(335)	(749)
Shares outstanding, end of period	6,252	5,413	159,329	134,467
Class I
Shares outstanding, beginning of period	116,486	—	737,628	—
Shares sold	2,838,574	116,486	219,703	739,870
Shares issued on reinvestment of distributions	357	—	14,288	—
Shares redeemed	—	—	(137,000)	(2,242)
Shares outstanding, end of period	2,955,417	116,486	834,619	737,628
Class R6
Shares outstanding, beginning of period	5,000	—	104,276	—
Shares sold	—	5,000	209	104,276
Shares issued on reinvestment of distributions	19	—	2,040	—
Shares redeemed	—	—	(2)	—
Shares outstanding, end of period	5,019	5,000	106,523	104,276

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.

†  Inception date.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$56.57	0.42		8.00	8.42	(0.06)	(2.36)	—	(2.42)
October 31, 2022	$68.42	0.51		(8.32)	(7.81)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48		(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
October 31, 2019	$56.37	0.64		5.37	6.01	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49		(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
First Eagle Global Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$54.26	0.18		7.67	7.85	—	(2.36)	—	(2.36)
October 31, 2022	$65.60	0.04		(7.99)	(7.95)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07		(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
October 31, 2019	$54.11	0.18		5.20	5.38	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05		(2.02)	(1.97)	—	(2.06)	—	(2.06)
First Eagle Global Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$56.98	0.50		8.05	8.55	(0.21)	(2.36)	—	(2.57)
October 31, 2022	$68.90	0.67		(8.38)	(7.71)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63		(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
October 31, 2019	$56.73	0.78		5.41	6.19	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66		(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
First Eagle Global Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$56.52	0.37		8.00	8.37	(0.02)	(2.36)	—	(2.38)
October 31, 2022	$68.23	0.51		(8.37)	(7.86)	(1.05)	(2.80)	—	(3.85)
October 31, 2021	$55.47	0.23	(d)	13.78	14.01	(0.30)	(0.95)	—	(1.25)
October 31, 2020	$59.34	0.48		(1.07)	(0.59)	(0.83)	(2.45)	—	(3.28)
October 31, 2019	$56.62	0.60		5.38	5.98	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^-10/31/18	$58.95	0.28		(2.61)	(2.33)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$62.57	15.13	%(b)	$13,923,803	1.10	%(c)	1.10	%(c)	1.40	%(c)	1.41	%(c)	1.90	%(b)
October 31, 2022	$56.57	(11.90)%		$12,562,351	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%		1.11%		1.03	%(d)	1.03	%(d)	7.29%
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%		1.11%		0.87%		0.87%		10.84%
October 31, 2019	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
First Eagle Global Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$59.75	14.71	%(b)	$1,743,637	1.87	%(c)	1.87	%(c)	0.62	%(c)	0.62	%(c)	1.90	%(b)
October 31, 2022	$54.26	(12.57)%		$1,738,497	1.87%		1.87%		0.06%		0.06%		10.87%
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%		1.87%		0.24	%(d)	0.24	%(d)	7.29%
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%		1.87%		0.13%		0.13%		10.84%
October 31, 2019	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
First Eagle Global Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$62.96	15.28	%(b)	$30,862,615	0.86	%(c)	0.86	%(c)	1.66	%(c)	1.66	%(c)	1.90	%(b)
October 31, 2022	$56.98	(11.69)%		$26,919,899	0.86%		0.86%		1.09%		1.09%		10.87%
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%		0.86%		1.29	%(d)	1.29	%(d)	7.29%
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%		0.86%		1.14%		1.14%		10.84%
October 31, 2019	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
First Eagle Global Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$62.51	15.05	%(b)	$4,544	1.26	%(c)	1.26	%(c)	1.25	%(c)	1.26	%(c)	1.90	%(b)
October 31, 2022	$56.52	(11.99)%		$7,134	1.20%		1.20%		0.84%		0.84%		10.87%
October 31, 2021	$68.23	25.57	%(g)	$1,283	1.51%		1.51%		0.36	%(d)	0.36	%(d)	7.29%
October 31, 2020	$55.47	(1.21)%		$4,503	1.18%		1.18%		0.86%		0.87%		10.84%
October 31, 2019	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^-10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$56.86	0.43		8.04	8.47	(0.01)	(2.36)	—	(2.37)
October 31, 2022	$68.70	0.56		(8.39)	(7.83)	(1.21)	(2.80)	—	(4.01)
October 31, 2021	$55.72	0.67	(d)	13.86	14.53	(0.60)	(0.95)	—	(1.55)
October 31, 2020	$59.48	0.57		(1.02)	(0.45)	(0.86)	(2.45)	—	(3.31)
October 31, 2019	$56.70	0.74		5.36	6.10	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^-10/31/18	$61.60	0.55		(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$56.09	0.43		7.93	8.36	(0.05)	(2.36)	—	(2.41)
October 31, 2022	$68.00	0.51		(8.26)	(7.75)	(1.36)	(2.80)	—	(4.16)
October 31, 2021	$54.98	0.91	(d)	13.06	13.97	—	(0.95)	—	(0.95)
October 31, 2020	$59.47	(0.16)		(1.06)	(1.22)	(0.82)	(2.45)	—	(3.27)
For The Period 7/29/19^-10/31/19	$58.99	0.12		0.36	0.48	—	—	—	—
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$57.02	0.52		8.05	8.57	(0.25)	(2.36)	—	(2.61)
October 31, 2022	$68.95	0.71		(8.38)	(7.67)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64		(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)
October 31, 2019	$56.76	0.82		5.41	6.23	(0.64)	(2.80)	—	(3.44)
October 31, 2018	$60.88	0.72		(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$21.26	0.18		3.73	3.91	(0.02)	(0.79)	—	(0.81)
October 31, 2022	$26.71	0.30		(4.30)	(4.00)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19		(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
October 31, 2019	$22.71	0.32		2.28	2.60	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25		(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$62.96	15.13	%(b)	$1,503	1.10	%(c)	1.10	%(c)	1.42	%(c)	1.43	%(c)	1.90	%(b)
October 31, 2022	$56.86	(11.88)%		$1,266	1.07%		1.07%		0.90%		0.90%		10.87%
October 31, 2021	$68.70	26.51	%(g)	$2,064	1.10%		1.10%		1.02	%(d)	1.02	%(d)	7.29%
October 31, 2020	$55.72	(0.95)%		$2,162	0.96%		0.96%		1.04%		1.04%		10.84%
October 31, 2019	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^-10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$62.04	15.16	%(b)	$118	1.08	%(c)	1.08	%(c)	1.44	%(c)	1.44	%(c)	1.90	%(b)
October 31, 2022	$56.09	(11.90)%		$100	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$68.00	25.65	%(g)	$110	1.11%		1.11%		1.36	%(d)	1.36	%(d)	7.29%
October 31, 2020	$54.98	(2.32)%		$10	2.29%		2.29%		(0.28)%		(0.28)%		10.84%
For The Period 7/29/19^-10/31/19	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$62.98	15.31	%(b)	$2,040,762	0.79	%(c)	0.79	%(c)	1.73	%(c)	1.73	%(c)	1.90	%(b)
October 31, 2022	$57.02	(11.62)%		$1,700,134	0.79%		0.79%		1.15%		1.15%		10.87%
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%		0.78%		1.38	%(d)	1.38	%(d)	7.29%
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%		0.79%		1.15%		1.15%		10.84%
October 31, 2019	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$24.36	18.66	%(b)	$1,520,840	1.15	%(c)	1.15	%(c)	1.54	%(c)	1.55	%(c)	1.24	%(b)
October 31, 2022	$21.26	(15.62)%		$1,394,388	1.15%		1.15%		1.24%		1.24%		8.99%
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%		1.16%		1.20	%(e)	1.20	%(e)	9.93%
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%		1.15%		0.82%		0.82%		13.20%
October 31, 2019	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$20.26	0.08		3.55	3.63	—	(0.79)	—	(0.79)
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
October 31, 2020	$23.58	0.02		(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
October 31, 2019	$21.73	0.11		2.22	2.33	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08		(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$21.83	0.22		3.82	4.04	(0.08)	(0.79)	—	(0.87)
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26		(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)
October 31, 2019	$23.26	0.39		2.33	2.72	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34		(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
First Eagle Overseas Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$21.69	0.16		3.79	3.95	—	(0.79)	—	(0.79)
October 31, 2022	$27.24	0.24		(4.38)	(4.14)	(0.83)	(0.58)	—	(1.41)
October 31, 2021	$23.29	0.31	(e)	3.69	4.00	(0.05)	—	—	(0.05)
October 31, 2020	$25.13	0.15		(0.74)	(0.59)	(0.42)	(0.83)	—	(1.25)
October 31, 2019	$23.22	0.44		2.16	2.60	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^-10/31/18	$25.10	0.16		(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$21.76	0.13		3.83	3.96	(0.04)	(0.79)	—	(0.83)
October 31, 2022	$27.29	0.38		(4.42)	(4.04)	(0.91)	(0.58)	—	(1.49)
October 31, 2021	$23.34	0.35	(e)	3.73	4.08	(0.13)	—	—	(0.13)
October 31, 2020	$25.20	0.16		(0.66)	(0.50)	(0.53)	(0.83)	—	(1.36)
October 31, 2019	$23.23	0.35		2.33	2.68	(0.32)	(0.39)	—	(0.71)
For The Period 1/17/18^-10/31/18	$26.15	0.31		(3.23)	(2.92)	—	—	—	—
First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$23.10	18.19	%(b)	$92,408	1.90	%(c)	1.90	%(c)	0.77	%(c)	0.77	%(c)	1.24	%(b)
October 31, 2022	$20.26	(16.23)%		$92,476	1.89%		1.89%		0.48%		0.48%		8.99%
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%		1.89%		0.41	%(e)	0.41	%(e)	9.93%
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%		1.89%		0.08%		0.08%		13.20%
October 31, 2019	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$25.00	18.82	%(b)	$9,961,155	0.88	%(c)	0.88	%(c)	1.83	%(c)	1.83	%(c)	1.24	%(b)
October 31, 2022	$21.83	(15.40)%		$8,462,922	0.89%		0.89%		1.49%		1.49%		8.99%
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%		0.88%		1.49	%(e)	1.49	%(e)	9.93%
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%		0.87%		1.11%		1.11%		13.20%
October 31, 2019	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
First Eagle Overseas Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$24.85	18.48	%(b)	$393	1.44	%(c)	1.44	%(c)	1.32	%(c)	1.32	%(c)	1.24	%(b)
October 31, 2022	$21.69	(15.85)%		$297	1.40%		1.40%		1.00%		1.00%		8.99%
October 31, 2021	$27.24	17.18	%(h)	$382	1.34%		1.34%		1.16	%(e)	1.16	%(e)	9.93%
October 31, 2020	$23.29	(2.56)%		$183	1.36%		1.36%		0.65%		0.65%		13.20%
October 31, 2019	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^-10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$24.89	18.49	%(b)	$5,118	1.27	%(c)	1.27	%(c)	1.15	%(c)	1.15	%(c)	1.24	%(b)
October 31, 2022	$21.76	(15.49)%		$12,543	1.01%		1.01%		1.58%		1.58%		8.99%
October 31, 2021	$27.29	17.53	%(h)	$10,239	1.06%		1.06%		1.29	%(e)	1.29	%(e)	9.93%
October 31, 2020	$23.34	(2.22)%		$7,326	0.91%		0.91%		0.69%		0.69%		13.20%
October 31, 2019	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^-10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$21.71	0.17	3.83	4.00	—	(0.79)	—	(0.79)
October 31, 2022	$27.27	0.23	(4.33)	(4.10)	(0.88)	(0.58)	—	(1.46)
October 31, 2021	$23.27	0.33 (e)	3.70	4.03	(0.03)	—	—	(0.03)
October 31, 2020	$25.20	0.18	(0.75)	(0.57)	(0.53)	(0.83)	—	(1.36)
For The Period 3/11/19^-10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$21.84	0.23	3.82	4.05	(0.10)	(0.79)	—	(0.89)
October 31, 2022	$27.40	0.39	(4.40)	(4.01)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45 (e)	3.70	4.15	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28	(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
First Eagle U.S. Value Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$18.41	0.11	1.91	2.02	(0.10)	(1.36)	—	(1.46)
October 31, 2022	$22.23	0.13	(2.08)	(1.95)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
First Eagle U.S. Value Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$17.39	0.04	1.80	1.84	—	(1.36)	—	(1.36)
October 31, 2022	$21.08	(0.02)	(1.97)	(1.99)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$24.92	18.70	%(b)	$32	1.14	%(c)	1.14	%(c)	1.46	%(c)	1.46	%(c)	1.24	%(b)
October 31, 2022	$21.71	(15.70)%		$38	1.17%		1.17%		0.94%		0.94%		8.99%
October 31, 2021	$27.27	17.33	%(h)	$70	1.20%		1.20%		1.23	%(e)	1.23	%(e)	9.93%
October 31, 2020	$23.27	(2.51)%		$27	1.31%		1.31%		0.77%		0.77%		13.20%
For The Period 3/11/19^-10/31/19	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$25.00	18.87	%(b)	$1,399,492	0.80	%(c)	0.80	%(c)	1.91	%(c)	1.91	%(c)	1.24	%(b)
October 31, 2022	$21.84	(15.32)%		$1,255,272	0.80%		0.80%		1.58%		1.58%		8.99%
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%		0.79%		1.65	%(e)	1.65	%(e)	9.93%
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%		0.80%		1.19%		1.19%		13.20%
October 31, 2019	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
First Eagle U.S. Value Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$18.97	11.33	%(b)	$565,797	1.18	%(c)	1.12	%(c)	1.16	%(c)	1.21	%(c)	2.16	%(b)
October 31, 2022	$18.41	(9.12)%		$540,287	1.16%		1.11%		0.60%		0.65%		10.33%
October 31, 2021	$22.23	33.28%		$638,937	1.16%		1.11%		0.40%		0.45%		4.02%
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%		1.13%		0.78%		0.83%		10.30%
October 31, 2019	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
First Eagle U.S. Value Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$17.87	10.92	%(b)	$33,404	1.96	%(c)	1.90	%(c)	0.37	%(c)	0.43	%(c)	2.16	%(b)
October 31, 2022	$17.39	(9.82)%		$34,953	1.92%		1.87%		(0.18)%		(0.13)%		10.33%
October 31, 2021	$21.08	32.29%		$53,912	1.95%		1.90%		(0.38)%		(0.33)%		4.02%
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%		1.89%		0.03%		0.08%		10.30%
October 31, 2019	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$18.84	0.14	1.95	2.09	(0.15)	(1.36)	—	(1.51)
October 31, 2022	$22.71	0.19	(2.13)	(1.94)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
First Eagle U.S. Value Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$18.75	0.09	1.95	2.04	(0.06)	(1.36)	—	(1.42)
October 31, 2022	$22.61	0.09	(2.11)	(2.02)	(0.14)	(1.70)	—	(1.84)
October 31, 2021	$17.25	0.07	5.58	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.15	0.11	(0.50)	(0.39)	(0.14)	(1.37)	—	(1.51)
October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)
For The Period 5/01/18^-10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—
First Eagle U.S. Value Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$18.76	0.11	1.94	2.05	(0.12)	(1.36)	—	(1.48)
October 31, 2022	$22.61	0.14	(2.14)	(2.00)	(0.15)	(1.70)	—	(1.85)
October 31, 2021	$17.25	0.09	5.56	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.18	0.13	(0.51)	(0.38)	(0.18)	(1.37)	—	(1.55)
For The Period 7/29/19^-10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$18.77	0.12	1.96	2.08	(0.13)	(1.36)	—	(1.49)
October 31, 2022	$22.62	0.16	(2.13)	(1.97)	(0.18)	(1.70)	—	(1.88)
October 31, 2021	$17.28	0.10	5.59	5.69	(0.23)	(0.12)	—	(0.35)
October 31, 2020	$19.18	0.12	(0.46)	(0.34)	(0.19)	(1.37)	—	(1.56)
For The Period 7/29/19^-10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$19.42	11.49	%(b)	$565,243	0.91	%(c)	0.85	%(c)	1.42	%(c)	1.48	%(c)	2.16	%(b)
October 31, 2022	$18.84	(8.88)%		$538,424	0.88%		0.83%		0.88%		0.93%		10.33%
October 31, 2021	$22.71	33.72%		$584,344	0.89%		0.84%		0.68%		0.73%		4.02%
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%		0.84%		1.08%		1.13%		10.30%
October 31, 2019	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
First Eagle U.S. Value Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$19.37	11.21	%(b)	$72	1.43	%(c)	1.37	%(c)	0.91	%(c)	0.97	%(c)	2.16	%(b)
October 31, 2022	$18.75	(9.28)%		$64	1.34%		1.29%		0.42%		0.47%		10.33%
October 31, 2021	$22.61	33.10%		$71	1.31%		1.26%		0.26%		0.31%		4.02%
October 31, 2020	$17.25	(2.46)%		$53	1.36%		1.31%		0.59%		0.64%		10.30%
October 31, 2019	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^-10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)
First Eagle U.S. Value Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$19.33	11.29	%(b)	$42	1.24	%(c)	1.18	%(c)	1.11	%(c)	1.16	%(c)	2.16	%(b)
October 31, 2022	$18.76	(9.17)%		$33	1.14%		1.09%		0.66%		0.71%		10.33%
October 31, 2021	$22.61	33.13%		$13	1.21%		1.16%		0.35%		0.41%		4.02%
October 31, 2020	$17.25	(2.39)%		$10	1.24%		1.20%		0.70%		0.74%		10.30%
For The Period 7/29/19^-10/31/19	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$19.36	11.43	%(b)	$87	1.06	%(c)	1.00	%(c)	1.28	%(c)	1.34	%(c)	2.16	%(b)
October 31, 2022	$18.77	(9.03)%		$75	1.02%		0.97%		0.74%		0.79%		10.33%
October 31, 2021	$22.62	33.35%		$75	1.13%		1.08%		0.43%		0.48%		4.02%
October 31, 2020	$17.28	(2.18)%		$53	1.09%		1.05%		0.67%		0.71%		10.30%
For The Period 7/29/19^-10/31/19	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$18.84	0.14	1.96	2.10	(0.16)	(1.36)	—	(1.52)
October 31, 2022	$22.71	0.20	(2.13)	(1.93)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$19.25	0.07	6.29	6.36	—	—	—	—
October 31, 2022	$22.94	0.05	(3.52)	(3.47)	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$17.48	(0.02)	5.71	5.69	—	—	—	—
October 31, 2022	$20.82	(0.10)	(3.19)	(3.29)	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$19.88	0.10	6.50	6.60	—	—	—	—
October 31, 2022	$23.68	0.12	(3.64)	(3.52)	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06	(3.13)	(3.07)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)	7.99	7.93	(0.02)	—	—	(0.02)
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$19.42	11.55	%(b)	$31,724	0.86	%(c)	0.80	%(c)	1.48	%(c)	1.54	%(c)	2.16	%(b)
October 31, 2022	$18.84	(8.83)%		$25,921	0.83%		0.78%		0.94%		0.99%		10.33%
October 31, 2021	$22.71	33.78%		$25,676	0.84%		0.79%		0.72%		0.77%		4.02%
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%		0.81%		1.03%		1.08%		10.30%
October 31, 2019	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$25.61	33.04	%(b)	$665,413	1.17	%(c)	1.17	%(c)	0.57	%(c)	0.58	%(c)	6.21	%(b)
October 31, 2022	$19.25	(15.24)%		$494,372	1.19%		1.19%		0.24%		0.24%		17.78%
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%		1.22%		(0.03)%		(0.03)%		5.13%
October 31, 2020	$26.28	40.84%		$643,945	1.21%		1.21%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2023 (unaudited)	$23.17	32.55	%(b)	$132,723	1.92	%(c)	1.92	%(c)	(0.17	)%(c)	(0.16	)%(c)	6.21	%(b)
October 31, 2022	$17.48	(15.87)%		$104,359	1.93%		1.93%		(0.51)%		(0.51)%		17.78%
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%		1.95%		(0.77)%		(0.77)%		5.13%
October 31, 2020	$23.92	39.80%		$179,978	1.95%		1.95%		(1.25)%		(1.25)%		3.34%
October 31, 2019	$17.11	41.52%		$115,624	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$26.48	33.20	%(b)	$1,534,741	0.92	%(c)	0.92	%(c)	0.82	%(c)	0.82	%(c)	6.21	%(b)
October 31, 2022	$19.88	(15.00)%		$1,075,242	0.94%		0.94%		0.50%		0.50%		17.78%
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%		0.96%		0.23%		0.23%		5.13%
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%		0.92%		(0.25)%		(0.25)%		3.34%
October 31, 2019	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$19.74	0.05	6.46	6.51	—	—	—	—
October 31, 2022	$23.56	0.00 **	(3.62)	(3.62)	(0.20)	—	—	(0.20)
October 31, 2021	$26.99	(0.01)	(3.13)	(3.14)	(0.29)	—	—	(0.29)
October 31, 2020	$19.17	(0.12)	7.95	7.83	(0.01)	—	—	(0.01)
October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—
For The Period 5/01/18^-10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$19.91	0.08	6.50	6.58	—	—	—	—
October 31, 2022	$23.72	0.07	(3.63)	(3.56)	(0.25)	—	—	(0.25)
October 31, 2021	$27.19	0.02	(3.12)	(3.10)	(0.37)	—	—	(0.37)
October 31, 2020	$19.26	(0.08)	8.01	7.93	—	—	—	—
For The Period 7/29/19^-10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—
First Eagle Gold Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$19.90	0.08	6.50	6.58	—	—	—	—
October 31, 2022	$23.68	0.11	(3.64)	(3.53)	(0.25)	—	—	(0.25)
October 31, 2021	$27.16	0.04	(3.14)	(3.10)	(0.38)	—	—	(0.38)
October 31, 2020	$19.28	(0.09)	7.99	7.90	(0.02)	—	—	(0.02)
For The Period 7/29/19^-10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$19.93	0.11	6.51	6.62	—	—	—	—
October 31, 2022	$23.74	0.13	(3.63)	(3.50)	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08	(3.13)	(3.05)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)	7.99	7.96	(0.03)	—	—	(0.03)
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3***
Six Months Ended April 30, 2023 (unaudited)	$26.25	32.98	%(b)	$2,620	1.26	%(c)	1.25	%(c)	0.45	%(c)	0.45	%(c)	6.21	%(b)
October 31, 2022	$19.74	(15.46)%		$1,013	1.45%		1.45%		(0.01)%		(0.01)%		17.78%
October 31, 2021	$23.56	(11.72)%		$1,351	1.34%		1.34%		(0.04)%		(0.04)%		5.13%
October 31, 2020	$26.99	40.84%		$471	1.25%		1.25%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^-10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R4***
Six Months Ended April 30, 2023 (unaudited)	$26.49	33.05	%(b)	$1,817	1.12	%(c)	1.12	%(c)	0.62	%(c)	0.62	%(c)	6.21	%(b)
October 31, 2022	$19.91	(15.14)%		$1,325	1.10%		1.10%		0.32%		0.32%		17.78%
October 31, 2021	$23.72	(11.52)%		$811	1.11%		1.11%		0.08%		0.08%		5.13%
October 31, 2020	$27.19	41.17%		$935	1.00%		1.00%		(0.32)%		(0.32)%		3.34%
For The Period 7/29/19^-10/31/19	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R5***
Six Months Ended April 30, 2023 (unaudited)	$26.48	33.07	%(b)	$551	1.06	%(c)	1.05	%(c)	0.69	%(c)	0.69	%(c)	6.21	%(b)
October 31, 2022	$19.90	(15.02)%		$580	0.99%		0.99%		0.47%		0.47%		17.78%
October 31, 2021	$23.68	(11.49)%		$437	1.03%		1.03%		0.16%		0.16%		5.13%
October 31, 2020	$27.16	40.94%		$677	0.98%		0.98%		(0.35)%		(0.35)%		3.34%
For The Period 7/29/19^-10/31/19	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$26.55	33.22	%(b)	$149,721	0.84	%(c)	0.83	%(c)	0.91	%(c)	0.92	%(c)	6.21	%(b)
October 31, 2022	$19.93	(14.91)%		$105,438	0.85%		0.85%		0.59%		0.59%		17.78%
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%		0.85%		0.31%		0.31%		5.13%
October 31, 2020	$27.19	41.42%		$209,208	0.85%		0.85%		(0.14)%		(0.14)%		3.34%
October 31, 2019	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$11.62	0.16		1.29	1.45	(0.15)	(0.09)	—	(0.24)
October 31, 2022	$13.52	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.47	0.27	(f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.15	0.22		(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
October 31, 2019	$11.45	0.25		0.70	0.95	(0.25)	—	—	(0.25)
October 31, 2018	$12.05	0.25		(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2023 (unaudited)	$11.70	0.11		1.30	1.41	(0.10)	(0.09)	—	(0.19)
October 31, 2022	$13.47	0.17		(1.34)	(1.17)	(0.03)	(0.57)	—	(0.60)
October 31, 2021	$11.44	0.16	(f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
October 31, 2020	$12.11	0.13		(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.42	0.16		0.69	0.85	(0.16)	—	—	(0.16)
October 31, 2018	$12.02	0.16		(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$11.56	0.17		1.29	1.46	(0.16)	(0.09)	—	(0.25)
October 31, 2022	$13.48	0.30		(1.34)	(1.04)	(0.31)	(0.57)	—	(0.88)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
October 31, 2020	$12.12	0.25		(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.43	0.28		0.69	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.02	0.28		(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2023 (unaudited)	$11.61	0.14		1.29	1.43	(0.13)	(0.09)	—	(0.22)
October 31, 2022	$13.48	0.25		(1.33)	(1.08)	(0.22)	(0.57)	—	(0.79)
October 31, 2021	$11.45	0.25	(f)	2.15	2.40	(0.24)	(0.13)	—	(0.37)
October 31, 2020	$12.12	0.18		(0.62)	(0.44)	(0.19)	(0.04)	—	(0.23)
October 31, 2019	$11.43	0.23		0.69	0.92	(0.23)	—	—	(0.23)
For The Period 5/01/18^-10/31/18	$11.92	0.13		(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$12.83	12.52	%(b)	$648,369	1.16	%(c)	1.15	%(c)	2.58	%(c)	2.58	%(c)	11.74	%(b)
October 31, 2022	$11.62	(8.23)%		$541,002	1.16%		1.16%		2.17%		2.18%		13.76%
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%		1.17%		2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%		1.19%		1.87%		1.87%		28.98%
October 31, 2019	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2023 (unaudited)	$12.92	12.10	%(b)	$97,161	1.93	%(c)	1.93	%(c)	1.74	%(c)	1.75	%(c)	11.74	%(b)
October 31, 2022	$11.70	(8.95)%		$98,977	1.94%		1.94%		1.38%		1.38%		13.76%
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%		1.94%		1.25	%(f)	1.25	%(f)	22.80%
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%		1.95%		1.11%		1.11%		28.98%
October 31, 2019	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$12.77	12.70	%(b)	$911,677	0.93	%(c)	0.93	%(c)	2.83	%(c)	2.84	%(c)	11.74	%(b)
October 31, 2022	$11.56	(7.98)%		$751,297	0.93%		0.93%		2.43%		2.43%		13.76%
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%		0.93%		2.26	%(f)	2.26	%(f)	22.80%
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%		0.94%		2.11%		2.11%		28.98%
October 31, 2019	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2023 (unaudited)	$12.82	12.36	%(b)	$63	1.41	%(c)	1.41	%(c)	2.32	%(c)	2.33	%(c)	11.74	%(b)
October 31, 2022	$11.61	(8.29)%		$56	1.33%		1.33%		2.02%		2.02%		13.76%
October 31, 2021	$13.48	21.12	%(i)	$61	1.32%		1.32%		1.88	%(f)	1.88	%(f)	22.80%
October 31, 2020	$11.45	(3.67)%		$50	1.49%		1.49%		1.58%		1.58%		28.98%
October 31, 2019	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^-10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%(c)	22.15	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2023 (unaudited)	$11.57	0.15		1.28	1.43	(0.12)	(0.09)	—	(0.21)
October 31, 2022	$13.48	0.23		(1.32)	(1.09)	(0.25)	(0.57)	—	(0.82)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.25)	(0.13)	—	(0.38)
October 31, 2020	$12.11	0.21		(0.63)	(0.42)	(0.21)	(0.04)	—	(0.25)
For The Period 7/29/19^-10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2023 (unaudited)	$11.57	0.16		1.28	1.44	(0.14)	(0.09)	—	(0.23)
October 31, 2022	$13.47	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.11	0.23		(0.64)	(0.41)	(0.22)	(0.04)	—	(0.26)
For The Period 7/29/19^-10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$11.55	0.18		1.28	1.46	(0.17)	(0.09)	—	(0.26)
October 31, 2022	$13.47	0.31		(1.33)	(1.02)	(0.33)	(0.57)	—	(0.90)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
October 31, 2020	$12.11	0.24		(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.42	0.27		0.70	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.01	0.28		(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
First Eagle High Income Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$7.77	0.20		0.22	0.42	(0.20)	—	—	(0.20)
October 31, 2022	$8.98	0.36		(1.21)	(0.85)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33		0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37		(0.01)	0.36	(0.36)	—	—	(0.36)
October 31, 2019	$8.81	0.41		(0.11)	0.30	(0.40)	—	—	(0.40)
October 31, 2018	$9.03	0.47		(0.24)	0.23	(0.45)	—	—	(0.45)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2023 (unaudited)	$12.79	12.42	%(b)	$58	1.37	%(c)	1.37	%(c)	2.39	%(c)	2.39	%(c)	11.74	%(b)
October 31, 2022	$11.57	(8.37)%		$49	1.41%		1.40%		1.86%		1.86%		13.76%
October 31, 2021	$13.48	21.34	%(i)	$27	1.17%		1.17%		2.05	%(f)	2.05	%(f)	22.80%
October 31, 2020	$11.44	(3.51)%		$10	1.25%		1.25%		1.84%		1.84%		28.98%
For The Period 7/29/19^-10/31/19	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2023 (unaudited)	$12.78	12.46	%(b)	$12	1.18	%(c)	1.18	%(c)	2.58	%(c)	2.58	%(c)	11.74	%(b)
October 31, 2022	$11.57	(8.20)%		$11	1.17%		1.17%		2.19%		2.19%		13.76%
October 31, 2021	$13.47	21.34	%(i)	$12	1.16%		1.16%		2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.44	(3.40)%		$10	1.14%		1.14%		1.94%		1.94%		28.98%
For The Period 7/29/19^-10/31/19	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$12.75	12.66	%(b)	$63,419	0.87	%(c)	0.87	%(c)	2.92	%(c)	2.93	%(c)	11.74	%(b)
October 31, 2022	$11.55	(7.85)%		$45,873	0.87%		0.87%		2.49%		2.49%		13.76%
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%		0.87%		2.35	%(f)	2.35	%(f)	22.80%
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%		0.90%		2.01%		2.01%		28.98%
October 31, 2019	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
First Eagle High Income Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$7.99	5.41	%(b)	$70,035	1.15	%(c)	1.01	%(c)	4.91	%(c)	5.05	%(c)	9.89	%(b)
October 31, 2022	$7.77	(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
October 31, 2019	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class C
Six Months Ended April 30, 2023 (unaudited)	$7.77	0.17	0.22	0.39	(0.17)	—	—	(0.17)
October 31, 2022	$8.97	0.30	(1.19)	(0.89)	(0.31)	—	—	(0.31)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
First Eagle High Income Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$7.78	0.21	0.22	0.43	(0.21)	—	—	(0.21)
October 31, 2022	$8.98	0.39	(1.21)	(0.82)	(0.38)	—	—	(0.38)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2023 (unaudited)	$7.78	0.19	0.22	0.41	(0.19)	—	—	(0.19)
October 31, 2022	$8.99	0.35	(1.21)	(0.86)	(0.35)	—	—	(0.35)
October 31, 2021	$8.72	0.31	0.28	0.59	(0.32)	—	—	(0.32)
October 31, 2020	$8.72	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
For The Period 5/01/18^-10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2023 (unaudited)	$7.74	0.18	0.22	0.40	(0.14)	—	—	(0.14)
October 31, 2022	$8.98	0.26	(1.20)	(0.94)	(0.30)	—	—	(0.30)
October 31, 2021	$8.72	0.29	0.26	0.55	(0.29)	—	—	(0.29)
October 31, 2020	$8.72	0.33	(0.01)	0.32	(0.32)	—	—	(0.32)
For The Period 7/29/19^-10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class C
Six Months Ended April 30, 2023 (unaudited)	$7.99	5.02	%(b)	$6,423	1.93	%(c)	1.79	%(c)	4.13	%(c)	4.28	%(c)	9.89	%(b)
October 31, 2022	$7.77	(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%
October 31, 2019	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
First Eagle High Income Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$8.00	5.54	%(b)	$103,370	0.89	%(c)	0.76	%(c)	5.16	%(c)	5.29	%(c)	9.89	%(b)
October 31, 2022	$7.78	(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%
October 31, 2019	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2023 (unaudited)	$8.00	5.34	%(b)	$465	1.31	%(c)	1.13	%(c)	4.74	%(c)	4.92	%(c)	9.89	%(b)
October 31, 2022	$7.78	(9.72)%		$402	1.28%		1.28%		4.22%		4.23%		28.00%
October 31, 2021	$8.99	6.83%		$443	1.40%		1.33%		3.39%		3.46%		64.11%
October 31, 2020	$8.72	4.21%		$453	1.45%		1.35%		4.04%		4.14%		55.38%
October 31, 2019	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^-10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2023 (unaudited)	$8.00	5.15	%(b)	$10	2.48	%(c)	1.41	%(c)	3.58	%(c)	4.65	%(c)	9.89	%(b)
October 31, 2022	$7.74	(10.61)%		$10	2.36%		2.36%		3.14%		3.14%		28.00%
October 31, 2021	$8.98	6.38%		$11	1.66%		1.59%		3.12%		3.19%		64.11%
October 31, 2020	$8.72	3.81%		$10	1.84%		1.74%		3.74%		3.84%		55.38%
For The Period 7/29/19^-10/31/19	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54	%(c)	24.19	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2023 (unaudited)	$7.78	0.20	0.22	0.42	(0.20)	—	—	(0.20)
October 31, 2022	$8.98	0.36	(1.20)	(0.84)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33	0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37	0.00 **	0.37	(0.37)	—	—	(0.37)
For The Period 7/29/19^-10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$7.78	0.21	0.22	0.43	(0.21)	—	—	(0.21)
October 31, 2022	$8.98	0.39	(1.19)	(0.80)	(0.40)	—	—	(0.40)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—	(0.38)
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—	(0.47)
First Eagle Rising Dividend Fund Class A (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$20.30	0.16	3.00	3.16	(0.14)	(0.50)	—	(0.64)
October 31, 2022	$29.80	0.16	(6.00)	(5.84)	(0.12)	(3.54)	—	(3.66)
October 31, 2021	$25.84	0.09	8.37	8.46	(0.06)	(4.44)	—	(4.50)
October 31, 2020	$26.45	0.01	(0.38)	(0.37)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—	(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—	(3.58)
First Eagle Rising Dividend Fund Class C (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$12.63	0.05	1.82	1.87	(0.05)	(0.50)	—	(0.55)
October 31, 2022	$20.00	(0.03)	(3.76)	(3.79)	(0.04)	(3.54)	—	(3.58)
October 31, 2021	$18.74	(0.07)	5.77	5.70	—	(4.44)	—	(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)	(0.40)	—	(0.23)	—	(0.23)
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—	(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—	(3.58)

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2023 (unaudited)	$8.00	5.48	%(b)	$11	1.16	%(c)	0.85	%(c)	4.90	%(c)	5.21	%(c)	9.89	%(b)
October 31, 2022	$7.78	(9.50)%		$10	1.13%		1.12%		4.38%		4.38%		28.00%
October 31, 2021	$8.98	7.01%		$11	1.20%		1.13%		3.58%		3.65%		64.11%
October 31, 2020	$8.71	4.41%		$10	1.25%		1.15%		4.33%		4.43%		55.38%
For The Period 7/29/19^-10/31/19	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65	%(c)	24.19	%(b)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$8.00	5.55	%(b)	$863	0.84	%(c)	0.74	%(c)	5.21	%(c)	5.32	%(c)	9.89	%(b)
October 31, 2022	$7.78	(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
October 31, 2019	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
First Eagle Rising Dividend Fund Class A (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$22.82	15.59	%(b)	$260,127	1.16	%(c)	0.90	%(c)	1.26	%(c)	1.52	%(c)	18.55	%(b)
October 31, 2022	$20.30	(21.94)%		$246,151	1.05%		0.90%		0.54%		0.69%		10.87%
October 31, 2021	$29.80	36.58%		$235,888	1.04%		0.90%		0.20%		0.34%		40.70%
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%		1.28%		(0.04)%		0.02%		97.86%
October 31, 2019	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
First Eagle Rising Dividend Fund Class C (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$13.95	15.13	%(b)	$11,897	1.95	%(c)	1.65	%(c)	0.41	%(c)	0.72	%(c)	18.55	%(b)
October 31, 2022	$12.63	(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
October 31, 2019	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Rising Dividend Fund Class I (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$21.38	0.20	3.21	3.41	(0.22)	(0.50)	—	(0.72)
October 31, 2022	$31.17	0.21	(6.29)	(6.08)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.91	0.17	8.72	8.89	(0.19)	(4.44)	—	(4.63)
October 31, 2020	$27.54	0.09	(0.37)	(0.28)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
First Eagle Rising Dividend Fund Class R3 (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$21.22	0.16	3.11	3.27	(0.10)	(0.50)	—	(0.60)
October 31, 2022	$30.97	0.13	(6.25)	(6.12)	(0.09)	(3.54)	—	(3.63)
October 31, 2021	$26.71	0.07	8.66	8.73	(0.03)	(4.44)	—	(4.47)
October 31, 2020	$27.37	(0.04)	(0.38)	(0.42)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)
For The Period 5/01/18^-10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Rising Dividend Fund Class R4 (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$21.35	0.19	3.20	3.39	(0.20)	(0.50)	—	(0.70)
October 31, 2022	$31.14	0.20	(6.30)	(6.10)	(0.15)	(3.54)	—	(3.69)
October 31, 2021	$26.85	0.14	8.72	8.86	(0.13)	(4.44)	—	(4.57)
October 31, 2020	$27.52	0.04	(0.40)	(0.36)	(0.08)	(0.23)	—	(0.31)
For The Period 7/29/19^-10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—
First Eagle Rising Dividend Fund Class R5(formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$21.36	0.20	3.21	3.41	(0.22)	(0.50)	—	(0.72)
October 31, 2022	$31.15	0.22	(6.30)	(6.08)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.88	0.17	8.72	8.89	(0.18)	(4.44)	—	(4.62)
October 31, 2020	$27.53	0.06	(0.39)	(0.33)	(0.09)	(0.23)	—	(0.32)
For The Period 7/29/19^-10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—
First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class I (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$24.07	15.73	%(b)	$98,087	0.82	%(c)	0.65	%(c)	1.59	%(c)	1.77	%(c)	18.55	%(b)
October 31, 2022	$21.38	(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
October 31, 2019	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
First Eagle Rising Dividend Fund Class R3 (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$23.89	15.56	%(b)	$58	1.34	%(c)	1.00	%(c)	1.10	%(c)	1.43	%(c)	18.55	%(b)
October 31, 2022	$21.22	(22.01)%		$50	1.15%		1.00%		0.38%		0.54%		10.87%
October 31, 2021	$30.97	36.40%		$64	1.12%		0.99%		0.12%		0.25%		40.70%
October 31, 2020	$26.71	(1.56)%		$47	1.50%		1.44%		(0.20)%		(0.14)%		97.86%
October 31, 2019	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^-10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Rising Dividend Fund Class R4 (formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$24.04	15.70	%(b)	$37	1.16	%(c)	0.75	%(c)	1.29	%(c)	1.69	%(c)	18.55	%(b)
October 31, 2022	$21.35	(21.81)%		$30	1.04%		0.75%		0.56%		0.85%		10.87%
October 31, 2021	$31.14	36.76%		$13	1.08%		0.75%		0.16%		0.49%		40.70%
October 31, 2020	$26.85	(1.35)%		$10	1.36%		1.16%		(0.06)%		0.13%		97.86%
For The Period 7/29/19^-10/31/19	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)
First Eagle Rising Dividend Fund Class R5(formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$24.05	15.74	%(b)	$12	1.21	%(c)	0.62	%(c)	1.23	%(c)	1.81	%(c)	18.55	%(b)
October 31, 2022	$21.36	(21.73)%		$10	1.31%		0.65%		0.22%		0.88%		10.87%
October 31, 2021	$31.15	36.88%		$13	1.35%		0.65%		(0.11)%		0.59%		40.70%
October 31, 2020	$26.88	(1.25)%		$10	1.26%		1.06%		0.04%		0.24%		97.86%
For The Period 7/29/19^-10/31/19	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Rising Dividend Fund Class R6(formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$21.37	0.20	3.22	3.42	(0.22)	(0.50)	—		(0.72)
October 31, 2022	$31.17	0.21	(6.30)	(6.09)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.92	0.17	8.74	8.91	(0.22)	(4.44)	—		(4.66)
October 31, 2020	$27.57	0.07	(0.37)	(0.30)	(0.12)	(0.23)	—		(0.35)
October 31, 2019	$31.46	0.09	1.63	1.72	—	(5.61)	—		(5.61)
October 31, 2018	$39.15	0.65	(4.73)	(4.08)	(0.03)	(3.58)	—		(3.61)
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$8.47	0.00 **	0.28	0.28	—	—	—		—
October 31, 2022	$9.76	(0.02)	(1.27)	(1.29)	—	—	—		—
For The Period 7/01/21^-10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$8.50	0.01	0.28	0.29	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 4/27/21^-10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$8.50	0.01	0.28	0.29	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 7/01/21^-10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—
First Eagle U.S. Smid Cap Opportunity Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$8.97	0.03	0.12	0.15	(0.01)	—	—		(0.01)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.04)	(1.03)	—	—	—		—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class R6(formerly named First Eagle Fund of America)
Six Months Ended April 30, 2023 (unaudited)	$24.07	15.79	%(b)	$6,247	0.78	%(c)	0.65	%(c)	1.66	%(c)	1.79	%(c)	18.55	%(b)
October 31, 2022	$21.37	(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%
October 31, 2019	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$8.75	3.31	%(b)	$53,634	1.28	%(c)	1.25	%(c)	—	%****(c)	0.03	%(c)	20.91	%(b)
October 31, 2022	$8.47	(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/01/21^-10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$8.78	3.40	%(b)	$820,173	1.05	%(c)	1.00	%(c)	0.23	%(c)	0.28	%(c)	20.91	%(b)
October 31, 2022	$8.50	(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^-10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$8.78	3.40	%(b)	$46,664	0.99	%(c)	0.99	%(c)	0.28	%(c)	0.28	%(c)	20.91	%(b)
October 31, 2022	$8.50	(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/01/21^-10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class A
Six Months Ended April 30, 2023 (unaudited)	$9.11	1.68	%(b)	$57	13.25	%(c)	1.19	%(c)	(11.49	)%(c)	0.57	%(c)	3.53	%(b)
For The Period 8/15/22^-10/31/22	$8.97	(10.30	)%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81	)%(c)	0.35	%(c)	4.00	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Smid Cap Opportunity Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$8.98	0.03	0.13	0.16	(0.03)	—	—	(0.03)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$8.98	0.04	0.12	0.16	(0.04)	—	—	(0.04)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle Global Real Assets Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$9.57	0.07	0.85	0.92	(0.10)	—	—	(0.10)
For The Period 11/30/21^-10/31/22	$10.00	0.13	(0.56)	(0.43)	—	—	—	—
First Eagle Global Real Assets Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$9.59	0.08	0.86	0.94	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—
First Eagle Global Real Assets Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$9.59	0.08	0.85	0.93	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class I
Six Months Ended April 30, 2023 (unaudited)	$9.11	1.76	%(b)	$26,928	3.41	%(c)	0.95	%(c)	(1.75	)%(c)	0.71	%(c)	3.53	%(b)
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46	)%(c)	0.56	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class R6
Six Months Ended April 30, 2023 (unaudited)	$9.10	1.72	%(b)	$46	14.45	%(c)	0.94	%(c)	(12.67	)%(c)	0.83	%(c)	3.53	%(b)
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59	)%(c)	0.60	%(c)	4.00	%(b)
First Eagle Global Real Assets Fund Class A***
Six Months Ended April 30, 2023 (unaudited)	$10.39	9.61	%(b)	$1,655	4.38	%(c)	1.10	%(c)	(1.99	)%(c)	1.29	%(c)	21.60	%(b)
For The Period 11/30/21^-10/31/22	$9.57	(4.30	)%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78	)%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
Six Months Ended April 30, 2023 (unaudited)	$10.33	9.80	%(b)	$8,618	4.07	%(c)	0.85	%(c)	(1.68	)%(c)	1.54	%(c)	21.60	%(b)
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34	)%(c)	1.65	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class R6***
Six Months Ended April 30, 2023 (unaudited)	$10.32	9.72	%(b)	$1,100	4.13	%(c)	0.85	%(c)	(1.73	)%(c)	1.55	%(c)	21.60	%(b)
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38	)%(c)	1.63	%(c)	12.37	%(b)

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Financial Highlights

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

****  Amount represents less than 0.01%.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50%, and the maximum contingent deferred sales charge(CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all Funds, except First Eagle Global Income Builder Fund and First Eagle High Income Fund. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not annualized.

(c)  Annualized.

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44,(0.15), 0.62, 0.00, 0.41, 0.80, and 0.67 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income and net investment income including earnings credits and/or fee waivers ratios would have been 0.68%,(0.12)%, 0.93%, 0.00%, 0.66%, 1.01%, and 1.02% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20,(0.03), 0.29, 0.22, 0.26, 0.25, and 0.35 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income and net investment income including earnings credits and/or fee waivers ratios would have been 0.82%, 0.03%, 1.12%, 0.79%, 0.92%, 0.86%, and 1.28% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28, 0.23, 0.25, 0.24, and 0.29 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios and net investment income including earnings credits and/or fee waivers would have been 1.85%, 1.06%, 2.08%, 1.70%, 1.86%, 1.85%, and 2.16% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38%, 25.14%, 26.01%, 25.45%, and 26.48% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24%, 16.80%, 17.14%, 16.99%, and 17.35% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44%, 20.94%, 21.16%, 21.07%, and 21.54% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

First Eagle Funds | Semiannual Report | April 30, 2023

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Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of April 30, 2023, the Trust consists of ten separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund (formerly named First Eagle Fund of America), First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Rising Dividend Fund seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap ("smid cap") companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Global Real Assets Fund seeks long-term growth of capital.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On February 28, 2022, First Eagle Rising Dividend Fund's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), First Eagle Gold Fund (the "Gold Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the invetment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2023, the First Eagle Global Cayman Fund, Ltd. has $4,893,463,733 in net assets, representing 10.07% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

balances have been eliminated. As of April 30, 2023, the First Eagle Overseas Cayman Fund, Ltd. has $1,045,216,225 in net assets, representing 8.05% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2023, the First Eagle U.S. Value Cayman Fund, Ltd. has $144,269,562 in net assets, representing 12.06% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2023, the First Eagle Gold Cayman Fund, Ltd. has $438,586,754 in net assets, representing 17.63% of the Gold Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2023, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,303,447 in net assets, representing 11.46% of the Global Real Assets Fund's net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures adopted by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds. Effective

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Funds' Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements and the Funds' fair valuation policy has been revised to incorporate changes required by Rule 2a-5.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2023:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$23,104,882,781	$14,452,335,262 (a)	$—		$37,557,218,043
Corporate Bonds	—	—	5,036,474	(b)	5,036,474
Commodities*	—	5,499,742,271	—		5,499,742,271
Foreign Government Securities	—	419,599,300	—		419,599,300
Short-Term Investments	1,026,203	4,973,042,885	—		4,974,069,088
Forward Foreign Currency Exchange Contracts**	—	231,247	—		231,247
Total	$23,105,908,984	$25,344,950,965	$5,036,474		$48,455,896,423
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(13,191,642)	$—		$(13,191,642)
Total	$—	$(13,191,642)	$—		$(13,191,642)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

First Eagle Global Fund (continued)

	Corporate Bonds	Foreign Government Securities		Total
Beginning Balance — market value	$5,207,318	$131,252,430		$136,459,748
Purchases(1)	—	—		—
Sales(2)	—	(82,689,280)		(82,689,280)
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(57,335,960	)(a)	(57,335,960)
Accrued discounts/(premiums)	24,929	203,430		228,359
Realized Gains (Losses)	—	(46,145,446)		(46,145,446)
Change in Unrealized Appreciation (Depreciation)	(195,773)	54,714,826		54,519,053
Ending Balance — market value	$5,036,474	$—		$5,036,474
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(195,773)	$—		$(195,773)

(a)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,480,610,208	$7,887,371,872 (a)	$16,899,730	$10,384,881,810
Commodities*	—	1,442,112,761	—	1,442,112,761
Foreign Government Securities	—	238,280,656	—	238,280,656
Short-Term Investments	407,734	868,184,302	—	868,592,036
Forward Foreign Currency Exchange Contracts**	—	97,025	—	97,025
Total	$2,481,017,942	$10,436,046,616	$16,899,730	$12,933,964,288
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(6,777,300)	$—	$(6,777,300)
Total	$—	$(6,777,300)	$—	$(6,777,300)

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

First Eagle Overseas Fund (continued)

	Common Stocks	Foreign Government Security		Total
Beginning Balance — market value	$14,924,062	$128,237,726		$143,161,788
Purchases(1)	—	—		—
Sales(2)	—	(38,006,954)		(38,006,954)
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(94,263,069	)(a)	(94,263,069)
Accrued discounts/(premiums)	—	93,311		93,311
Realized Gains (Losses)	—	(21,234,489)		(21,234,489)
Change in Unrealized Appreciation (Depreciation)	1,975,668	25,173,475		27,149,143
Ending Balance — market value	$16,899,730	$—		$16,899,730
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,975,668	$—		$1,975,668

(a)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of April 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Common Stock	$16,899,730	Market Comparable Companies	Enterprise Value Multiple	0.36x - 9.35x (4.89x)	Increase

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$873,779,449	$4,512,996	(a)	$—		$878,292,445
Convertible Preferred Stocks	5,031,703	—		—		5,031,703
Corporate Bonds	—	4,198,676		552,750	(b)	4,751,426
Commodities*	—	144,274,124		—		144,274,124
Master Limited Partnerships	35,210,870	—		—		35,210,870
Short-Term Investments	31,167	129,145,605		—		129,176,772
Total	$914,053,189	$282,131,401		$552,750		$1,196,737,340

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

	Corporate Bonds
Beginning Balance — market value	$3,954,544
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	(3,383,044	)(a)
Accrued discounts/(premiums)	2,866
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(21,616)
Ending Balance — market value	$552,750
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(21,616)

(a)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,634,838,236	$190,357,210	(a)	$—	$1,825,195,446
Commodities*	—	438,697,881		—	438,697,881
Rights	3,827,974	—		—	3,827,974
Short-Term Investments	107,670	209,052,122		—	209,159,792
Total	$1,638,773,880	$838,107,213		$—	$2,476,881,093

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$511,105,586	$502,870,521	(a)	$—	$1,013,976,107
Convertible Preferred Stocks	25,418,527	—		—	25,418,527
Corporate Bonds	—	176,482,448		—	176,482,448
Commodities*	—	111,179,462		—	111,179,462
Foreign Government Securities	—	27,445,487		—	27,445,487
Loan Assignments	—	1,073,206		—	1,073,206
Master Limited Partnerships	64,869,612	—		—	64,869,612
Preferred Stocks	22,778,378	—		—	22,778,378
U.S. Treasury Obligations	—	168,503,474		—	168,503,474
Short-Term Investments	53,878	101,806,088		—	101,859,966
Forward Foreign Currency Exchange Contracts**	—	5,920		—	5,920
Total	$624,225,981	$1,089,366,606		$—	$1,713,592,587

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Description†	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(435,923)	$—	$(435,923)
Written Options	(3,282,430)	—	—	(3,282,430)
Total	$(3,282,430)	$(435,923)	$—	$(3,718,353)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

	Corporate Bonds		Foreign Government Securities		Total
Beginning Balance — market value	$10,795,940		$7,890,932		$18,686,872
Purchases(1)	—		—		—
Sales(2)	—		(3,259,825)		(3,259,825)
Transfer In — Level 3	—		—		—
Transfer Out — Level 3	(10,795,940	)(a)	(4,976,954	)(a)	(15,772,894)
Accrued discounts/(premiums)	—		16,871		16,871
Realized Gains (Losses)	—		(1,651,416)		(1,651,416)
Change in Unrealized Appreciation (Depreciation)	—		1,980,392		1,980,392
Ending Balance — market value	$—		$—		$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—		$—		$—

(a)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$—	$156,475,387	$2,615,767	(b)	$159,091,154
Loan Assignments	—	2,323,931	—		2,323,931
Short-Term Investments	9,742	17,813,966	—		17,823,708
Total	$9,742	$176,613,284	$2,615,767		$179,238,793

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

	Corporate Bonds
Beginning Balance — market value	$2,968,761
Purchases(1)	15,443
Sales(2)	—
Transfer In — Level 3	2,501,778	(a)
Transfer Out — Level 3	(2,968,761	)(b)
Accrued discounts/(premiums)	18,759
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	79,787
Ending Balance — market value	$2,615,767
Change in unrealized gains or (losses) relating to assets still held at reporting date	$79,787

(a)  Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.

(b)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$335,324,485	$17,337,051	(a)	$—	$352,661,536
Master Limited Partnerships	18,722,730	—		—	18,722,730
Short-Term Investments	2,542	3,201,557		—	3,204,099
Total	$354,049,757	$20,538,608		$—	$374,588,365

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$856,541,924	$—	$—		$856,541,924
Rights	—	—	—	^	—
Short-Term Investments	67,626,761	—	—		67,626,761
Total	$924,168,685	$—	$—		$924,168,685

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

Rights
Beginning Balance — market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of April 30, 2023		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Rights	$—	^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0	% (0%)	Increase

^  Fair value represents zero.

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$25,841,761	$—	$—	$25,841,761
Short-Term Investments	1,218,767	—	—	1,218,767
Total	$27,060,528	$—	$—	$27,060,528

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$6,166,394	$3,192,374	(a)	$—	^	$9,358,768
Commodities*	—	1,196,611		—		1,196,611
Exchange-Traded Funds	88,845	—		—		88,845
Master Limited Partnerships	409,326	—		—		409,326
U.S. Treasury Obligations	—	108,356		—		108,356
Short-Term Investments	209,197	—		—		209,197
Total	$6,873,762	$4,497,341		$—		$11,371,103

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

^  Fair value represents zero.

Fair Value Level 3 activity for the six month period ended April 30, 2023 was as follows:

First Eagle Global Real Assets Fund (continued)

Common Stocks
Beginning Balance — market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of April 30, 2023		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Common Stock	$—	^	Discounted Cash Flow	Estimated Recoverability	0	% (0%)	Increase

^  Fair value represents zero.

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in pro-portion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six months ended April 30, 2023, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$14,993,561	$6,290,857	$383,815
Average Settlement Value — Sold	500,768,916	253,168,479	17,222,148

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2023, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$231,247	$13,191,642	$(21,773,918)	$(12,363,882)

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$97,025	$6,777,300	$(10,754,224)	$(6,426,847)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$5,920	$435,923	$(742,259)	$(412,936)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2023:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$231,247	$(231,247)	$—	$—

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle Global Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$4,309,696	$—	$—	$4,309,696
Goldman Sachs	1,066,143	—	(1,025,233)	40,910
JPMorgan Chase Bank	5,792,556	(231,247)	(5,517,727)	43,582
UBS AG	2,023,247	—	—	2,023,247
	$13,191,642	$(231,247)	$(6,542,960)	$6,417,435

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$97,025	$(97,025)	$—	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,527,146	$—	$—	$2,527,146
Goldman Sachs	459,269	—	(459,269)	—
JPMorgan Chase Bank	2,588,936	(97,025)	(2,472,914)	18,997
UBS AG	1,201,949	—	—	1,201,949
	$6,777,300	$(97,025)	$(2,932,183)	$3,748,092

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$5,920	$(5,920)	$—	$—

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$151,490	$—	$—	$151,490
Goldman Sachs	27,195	—	—	27,195
JPMorgan Chase Bank	177,011	(5,920)	(110,153)	60,938
UBS AG	80,227	—	—	80,227
	$435,923	$(5,920)	$(110,153)	$319,850

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of April 30, 2023, portfolio securities valued at $134,749,086 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the six months ended April 30, 2023, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	15,549

At April 30, 2023, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$3,282,430	$2,882,797	$878,495

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

h)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partner-ships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update ("ASU") 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU 2022-06, "Reference Rate Reform (Topic 949)" which extends the effective period of ASU 2020-04 through December 31, 2024. At this time, management is evaluating implications of these changes on the financial statements.

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

In March 2022, the FASB issued ASU 2022-02, "Financial Instruments Credit Losses (Topic 326)", which is intended to address issues identified during the post implementation review of ASU 2016-3, "Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, "Receivables Troubled Debt Restructurings by Creditors", while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the financial statements and related disclosure.

In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.

m)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Income Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly, and First Eagle Rising Dividend Fund which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

n)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

o)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Income Fund	0.45	(2)
First Eagle Rising Dividend Fund	0.50	(3)
First Eagle Small Cap Opportunity Fund	0.85	(4)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(5)
First Eagle Global Real Assets Fund	0.65	(6)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle High Income Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. First Eagle High Income Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

April 30, 2023, the Adviser reimbursed $106,016 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026*
Class A	$41,858	$41,858
Class C	4,598	4,598
Class I	58,777	58,777
Class R3	335	335
Class R4	53	53
Class R5	15	15
Class R6	380	380
Total	$106,016	$106,016

*  Amounts included represent the amounts incurred for the period November 1, 2022 to April 30, 2023. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2026 will be available as of October 31, 2023.

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle Rising Dividend Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. First Eagle Rising Dividend Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2023, the Adviser reimbursed $331,937 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2023	2024	2025	2026*
Class A	$914,382	$52,249	$300,262	$305,896	$255,975
Class C	150,833	15,204	77,110	41,567	16,952

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2023	2024	2025	2026*
Class I	$228,106	$12,160	$83,807	$75,472	$56,667
Class R3	232	11	74	71	76
Class R4	164	16	39	50	59
Class R5	202	16	83	74	29
Class R6	4,767	820	1,244	524	2,179
Total	$1,298,686	$80,476	$462,619	$423,654	$331,937

*  Amounts included represent the amounts incurred for the period November 1, 2022 to April 30, 2023. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2026 will be available as of October 31, 2023.

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2023, the Adviser reimbursed $152,735 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2024	2025	2026*
Class A	$53,911	$11,812	$35,559	$6,540
Class I	790,343	177,007	467,141	146,195
Class R6	18,127	3,249	14,878	—
Total	$862,381	$192,068	$517,578	$152,735

*  Amounts included represent the amounts incurred for the period November 1, 2022 to April 30, 2023. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2026 will be available as of October 31, 2023.

(5)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses,
First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.90% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2023, the Adviser reimbursed $87,712 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026*
Class A	$8,562	$5,340	$3,222
Class I	180,365	98,971	81,394
Class R6	7,428	4,332	3,096
Total	$196,355	$108,643	$87,712

*  Amounts included represent the amounts incurred for the period November 1, 2022 to April 30, 2023. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2026 will be available as of October 31, 2023.

(6)  Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2023, the Adviser reimbursed $182,690 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026*
Class A	$63,707	$40,189	$23,518
Class I	403,786	262,027	141,759

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026*
Class R6	$55,495	$38,082	$17,413
Total	$522,988	$340,298	$182,690

*  Amounts included represent the amounts incurred for the period November 1, 2022 to April 30, 2023. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2026 will be available as of October 31, 2023.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Income Fund, which pay the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Income Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six months ended April 30, 2023, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Adviser Waived Amount	Payable to Adviser
First Eagle Global Fund	$1,271,633	$—	$704,901
First Eagle Overseas Fund	476,885	—	267,409
First Eagle U.S. Value Fund	119,293	—	62,919
First Eagle Gold Fund	90,724	—	47,051
First Eagle Global Income Builder Fund	386,288	—	69,949
First Eagle High Income Fund	44,539	—	7,396
First Eagle Rising Dividend Fund	59,088	69,293	53,668
First Eagle Small Cap Opportunity Fund	55,133	—	24,437
First Eagle U.S. Smid Cap Opportunity Fund	—	151	181
First Eagle Global Real Assets Fund	564	—	318

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six months ended April 30, 2023 FEF Distributors, LLC realized $150,264, $7,546, $7,264, $34,335, $9,769, $555, $1,806, $14,611, $30 and $71 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2023, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class R3 and Class R4 shares based on each

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	0.35%	0.10%
First Eagle High Income Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Rising Dividend Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Small Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle U.S. Smid Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle Global Real Assets Fund	0.25%	n/a	n/a	n/a

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2023, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the Six months ended April 30, 2023, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$807,826,417	$3,257,469,720	$—	$—
First Eagle Overseas Fund	144,405,817	836,293,277	—	—
First Eagle U.S. Value Fund	22,818,576	106,748,651	—	—
First Eagle Gold Fund	129,817,294	167,181,790	—	—

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Income Builder Fund	$180,141,777	$178,118,124	$55,759,935	$3,141,459
First Eagle High Income Fund	15,949,287	21,059,316	—	—
First Eagle Rising Dividend Fund	67,900,752	103,349,241	—	—
First Eagle Small Cap Opportunity Fund	493,420,884	148,785,441	—	—
First Eagle U.S. Smid Cap Opportunity Fund	24,342,765	284,467	—	—
First Eagle Global Real Assets Fund	3,372,374	2,375,261	27,699	12,438

Note 5 — Line of Credit

On June 26, 2023, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Variable Funds to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 25, 2024. Under the Credit Facility arrangement, each Fund has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or

First Eagle Funds | Semiannual Report | April 30, 2023

Notes to Financial Statements

economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Income Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six months ended April 30, 2023.

Note 8 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six-months ended April 30, 2023.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 04/30/23	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund*
Class A	15.13%	$1,000	$1,151.30	1.10%	$5.87
Class C	14.71	1,000	1,147.10	1.87	9.96
Class I	15.28	1,000	1,152.80	0.86	4.59
Class R3	15.05	1,000	1,150.50	1.26	6.72
Class R4	15.13	1,000	1,151.30	1.10	5.87
Class R5	15.16	1,000	1,151.60	1.08	5.76
Class R6	15.31	1,000	1,153.10	0.79	4.22
First Eagle Overseas Fund*
Class A	18.66	1,000	1,186.60	1.15	6.23
Class C	18.19	1,000	1,181.90	1.90	10.28
Class I	18.82	1,000	1,188.20	0.88	4.77
Class R3	18.48	1,000	1,184.80	1.44	7.80
Class R4	18.49	1,000	1,184.90	1.27	6.88
Class R5	18.70	1,000	1,187.00	1.14	6.18
Class R6	18.87	1,000	1,188.70	0.80	4.34
First Eagle U.S. Value Fund*
Class A	11.33	1,000	1,113.30	1.12	5.87
Class C	10.92	1,000	1,109.20	1.90	9.94
Class I	11.49	1,000	1,114.90	0.85	4.46
Class R3	11.21	1,000	1,112.10	1.37	7.17
Class R4	11.29	1,000	1,112.90	1.18	6.18
Class R5	11.43	1,000	1,114.30	1.00	5.24
Class R6	11.55	1,000	1,115.50	0.80	4.20
First Eagle Gold Fund*
Class A	33.04	1,000	1,330.40	1.17	6.76
Class C	32.55	1,000	1,325.50	1.92	11.07
Class I	33.20	1,000	1,332.00	0.92	5.32
Class R3	32.98	1,000	1,329.80	1.25	7.22
Class R4	33.05	1,000	1,330.50	1.12	6.47
Class R5	33.07	1,000	1,330.70	1.05	6.07
Class R6	33.22	1,000	1,332.20	0.83	4.80

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 04/30/23	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Income Builder Fund
Class A	12.52%	$1,000	$1,125.20	1.15%	$6.06
Class C	12.10	1,000	1,121.00	1.93	10.15
Class I	12.70	1,000	1,127.00	0.93	4.90
Class R3	12.36	1,000	1,123.60	1.41	7.42
Class R4	12.42	1,000	1,124.20	1.37	7.22
Class R5	12.46	1,000	1,124.60	1.18	6.22
Class R6	12.66	1,000	1,126.60	0.87	4.59
First Eagle High Income Fund
Class A	5.41	1,000	1,054.10	1.01	5.14
Class C	5.02	1,000	1,050.20	1.79	9.10
Class I	5.54	1,000	1,055.40	0.76	3.87
Class R3	5.34	1,000	1,053.40	1.13	5.75
Class R4	5.15	1,000	1,051.50	1.41	7.17
Class R5	5.48	1,000	1,054.80	0.85	4.33
Class R6	5.55	1,000	1,055.50	0.74	3.77
First Eagle Rising Dividend Fund (formerly named First Eagle Fund of America)
Class A	15.59	1,000	1,155.90	0.90	4.81
Class C	15.13	1,000	1,151.30	1.65	8.80
Class I	15.73	1,000	1,157.30	0.65	3.48
Class R3	15.56	1,000	1,155.60	1.00	5.34
Class R4	15.70	1,000	1,157.00	0.75	4.01
Class R5	15.74	1,000	1,157.40	0.62	3.32
Class R6	15.79	1,000	1,157.90	0.65	3.48
First Eagle Small Cap Opportunity Fund
Class A	3.31	1,000	1,033.10	1.25	6.30
Class I	3.40	1,000	1,034.00	1.00	5.04
Class R6	3.40	1,000	1,034.00	0.99	4.99
First Eagle U.S. Smid Cap Opportunity Fund
Class A	1.68	1,000	1,016.80	1.19	5.95
Class I	1.76	1,000	1,017.60	0.95	4.75
Class R6	1.72	1,000	1,017.20	0.94	4.70

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 04/30/23	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Real Assets Fund*
Class A	9.61%	$1,000	$1,096.10	1.10%	$5.72
Class I	9.80	1,000	1,098.00	0.85	4.42
Class R6	9.72	1,000	1,097.20	0.85	4.42

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2023.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six-months ended April 30, 2023.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund*
Class A	5.00%	$1,000	$1,019.34	1.10%	$5.51
Class C	5.00	1,000	1,015.52	1.87	9.35
Class I	5.00	1,000	1,020.53	0.86	4.31
Class R3	5.00	1,000	1,018.55	1.26	6.31
Class R4	5.00	1,000	1,019.34	1.10	5.51
Class R5	5.00	1,000	1,019.44	1.08	5.41
Class R6	5.00	1,000	1,020.88	0.79	3.96
First Eagle Overseas Fund*
Class A	5.00	1,000	1,019.09	1.15	5.76
Class C	5.00	1,000	1,015.37	1.90	9.49
Class I	5.00	1,000	1,020.43	0.88	4.41
Class R3	5.00	1,000	1,017.65	1.44	7.20
Class R4	5.00	1,000	1,018.50	1.27	6.36
Class R5	5.00	1,000	1,019.14	1.14	5.71
Class R6	5.00	1,000	1,020.83	0.80	4.01
First Eagle U.S. Value Fund*
Class A	5.00	1,000	1,019.24	1.12	5.61
Class C	5.00	1,000	1,015.37	1.90	9.49
Class I	5.00	1,000	1,020.58	0.85	4.26
Class R3	5.00	1,000	1,018.00	1.37	6.85
Class R4	5.00	1,000	1,018.94	1.18	5.91
Class R5	5.00	1,000	1,019.84	1.00	5.01
Class R6	5.00	1,000	1,020.83	0.80	4.01
First Eagle Gold Fund*
Class A	5.00	1,000	1,018.99	1.17	5.86
Class C	5.00	1,000	1,015.27	1.92	9.59
Class I	5.00	1,000	1,020.23	0.92	4.61
Class R3	5.00	1,000	1,018.60	1.25	6.26
Class R4	5.00	1,000	1,019.24	1.12	5.61
Class R5	5.00	1,000	1,019.59	1.05	5.26
Class R6	5.00	1,000	1,020.68	0.83	4.16

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Income Builder Fund
Class A	5.00%	$1,000	$1,019.09	1.15%	$5.76
Class C	5.00	1,000	1,015.22	1.93	9.64
Class I	5.00	1,000	1,020.18	0.93	4.66
Class R3	5.00	1,000	1,017.80	1.41	7.05
Class R4	5.00	1,000	1,018.00	1.37	6.85
Class R5	5.00	1,000	1,018.94	1.18	5.91
Class R6	5.00	1,000	1,020.48	0.87	4.36
First Eagle High Income Fund
Class A	5.00	1,000	1,019.79	1.01	5.06
Class C	5.00	1,000	1,015.92	1.79	8.95
Class I	5.00	1,000	1,021.03	0.76	3.81
Class R3	5.00	1,000	1,019.19	1.13	5.66
Class R4	5.00	1,000	1,017.80	1.41	7.05
Class R5	5.00	1,000	1,020.58	0.85	4.26
Class R6	5.00	1,000	1,021.12	0.74	3.71
First Eagle Rising Dividend Fund (formerly named First Eagle Fund of America)
Class A	5.00	1,000	1,020.33	0.90	4.51
Class C	5.00	1,000	1,016.61	1.65	8.25
Class I	5.00	1,000	1,021.57	0.65	3.26
Class R3	5.00	1,000	1,019.84	1.00	5.01
Class R4	5.00	1,000	1,021.08	0.75	3.76
Class R5	5.00	1,000	1,021.72	0.62	3.11
Class R6	5.00	1,000	1,021.57	0.65	3.26
First Eagle Small Cap Opportunity Fund
Class A	5.00	1,000	1,018.60	1.25	6.26
Class I	5.00	1,000	1,019.84	1.00	5.01
Class R6	5.00	1,000	1,019.89	0.99	4.96
First Eagle U.S. Smid Cap Opportunity Fund
Class A	5.00	1,000	1,018.89	1.19	5.96
Class I	5.00	1,000	1,020.08	0.95	4.76
Class R6	5.00	1,000	1,020.13	0.94	4.71

First Eagle Funds | Semiannual Report | April 30, 2023

Fund Expenses (unaudited)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Real Assets Fund*
Class A	5.00%	$1,000	$1,019.34	1.10%	$5.51
Class I	5.00	1,000	1,020.58	0.85	4.26
Class R6	5.00	1,000	1,020.58	0.85	4.26

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2023.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2023

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri^

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

^  Ms. Puri became a Trustee effective April 20, 2023.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semiannual Report | April 30, 2023

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semiannual report.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 11.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to this semiannual report.

Item 13.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date: July 6, 2023

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date: July 6, 2023

*          Print the name and title of each signing officer under his or her signature.